TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—97.9% of Net Assets
Agricultural & Farm Machinery—1.9%
Deere & Co.	780	$293,592

Apparel, Accessories & Luxury Goods—1.7%
Lululemon Athletica, Inc.(1)	766	255,660

Application Software—12.0%
Adobe, Inc.(1)	817	436,523
Autodesk, Inc.(1)	567	141,631
Bill.Com Holdings, Inc.(1)	1,453	273,469
Confluent, Inc.(1)	6,316	413,003
Salesforce.com, Inc.(1)	1,244	289,392
Trade Desk, Inc. (The)(1)	4,210	292,764

		1,846,782

Automobile Manufacturers—3.8%
Tesla Inc.(1)	627	587,323

Biotechnology—0.4%
SpringWorks Therapeutics, Inc.(1)	1,168	65,034

Communications Equipment—12.9%
Arista Networks, Inc.(1)	3,592	446,521
Cisco Systems, Inc.	7,592	422,647
Motorola Solutions, Inc.	2,464	571,500
Palo Alto Networks, Inc.(1)	1,054	545,340

		1,986,008

Data Processing & Outsourced Services—4.7%
Mastercard, Inc.	881	340,401
PayPal Holdings, Inc.(1)	1,204	207,016
Square, Inc.(1)	1,378	168,515

		715,932

Electronic Equipment & Instruments—0.9%
Trimble, Inc.(1)	1,881	135,733

Interactive Home Entertainment—1.7%
Sea, Ltd. (ADR) (Singapore) (1)	1,733	260,487

Internet & Direct Marketing Retail—2.7%
Amazon.com, Inc.(1)	141	421,797

Internet Services & Infrastructure—14.4%
Alphabet, Inc.(1)	313	847,000
Meta Platforms, Inc.(1)	1,466	459,239
Okta, Inc.(1)	1,516	300,001
Snowflake, Inc.(1)	1,378	380,190
Twilio, Inc.(1)	543	111,923
ZoomInfo Technologies, Inc.(1)	2,341	123,746

		2,222,099

IT Consulting & Other Services—2.3%
EPAM Systems, Inc.(1)	739	351,867

Life Sciences Tools & Services—0.5%
NeoGenomics, Inc.(1)	3,650	82,271

Movies & Entertainment—1.8%
ROBLOX Corp.(1)	4,245	279,576

Semiconductor Equipment—4.6%
ASML Holding NV (Netherlands)	592	400,903
Lam Research Corp.	534	315,017

		715,920

Semiconductors—11.6%
Intel Corp.	3,283	160,276
Micron Technology, Inc.(1)	3,390	278,895
NVIDIA Corp.	2,331	570,769
NXP Semiconductors NV (Netherlands)	1,151	236,462
ON Semiconductor Corp.(1)	3,061	180,599
QUALCOMM, Inc.	2,074	364,526

		1,791,527

Specialized REITs—3.0%
American Tower Corp.	920	231,380
SBA Communications Corp.	719	233,991

		465,371

Systems Software—14.5%
Crowdstrike Holdings, Inc.(1)	2,243	405,176
Datadog, Inc.(1)	2,876	420,212
Microsoft Corp.	2,011	625,381
ServiceNow, Inc.(1)	801	469,210
Zscaler, Inc.(1)	1,210	311,103

		2,231,082

Technology Hardware, Storage & Peripherals—2.5%
Apple, Inc.	2,227	389,235

Total Common Stock (Cost: $11,345,635)		15,097,296

MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	347,503	347,503
Total Money Market Investments (Cost: $347,503)		347,503

Total Investments (100.2%) (Cost: $11,693,138)		15,444,799

Liabilities In Excess Of Other Assets (-0.2%)		(26,959)

Net Assets (100.0%)		$15,417,840

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	1.9%
Apparel, Accessories & Luxury Goods	1.7
Application Software	12.0
Automobile Manufacturers	3.8
Biotechnology	0.4
Communications Equipment	12.9
Data Processing & Outsourced Services	4.7
Electronic Equipment & Instruments	0.9
Interactive Home Entertainment	1.7
Internet & Direct Marketing Retail	2.7
Internet Services & Infrastructure	14.4
IT Consulting & Other Services	2.3
Life Sciences Tools & Services	0.5
Movies & Entertainment	1.8
Semiconductor Equipment	4.6
Semiconductors	11.6
Specialized REITs	3.0
Systems Software	14.5
Technology Hardware, Storage & Peripherals	2.5
Money Market Investments	2.3

Total	100.2%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$293,592	$—	$—	$293,592
Apparel, Accessories & Luxury Goods	255,660	—	—	255,660
Application Software	1,846,782	—	—	1,846,782
Automobile Manufacturers	587,323	—	—	587,323
Biotechnology	65,034	—	—	65,034
Communications Equipment	1,986,008	—	—	1,986,008
Data Processing & Outsourced Services	715,932	—	—	715,932
Electronic Equipment & Instruments	135,733	—	—	135,733
Interactive Home Entertainment	260,487	—	—	260,487
Internet & Direct Marketing Retail	421,797	—	—	421,797
Internet Services & Infrastructure	2,222,099	—	—	2,222,099
IT Consulting & Other Services	351,867	—	—	351,867
Life Sciences Tools & Services	82,271	—	—	82,271
Movies & Entertainment	279,576	—	—	279,576
Semiconductor Equipment	715,920	—	—	715,920
Semiconductors	1,791,527	—	—	1,791,527
Specialized REITs	465,371	—	—	465,371
Systems Software	2,231,082	—	—	2,231,082
Technology Hardware, Storage & Peripherals	389,235	—	—	389,235

Total Common Stock	15,097,296	—	—	15,097,296

Money Market Investments	347,503	—	—	347,503

Total Investments	$15,444,799	$—	$—	$15,444,799

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—3.2% of Net Assets
iShares Gold Trust(1)	9,725	$332,790
iShares MSCI EAFE Index Fund	10,410	789,286

Total Exchange-traded Funds (Cost: $1,028,642)		1,122,076

INVESTMENT COMPANIES—96.8%

Diversified Equity Funds—37.3%
TCW Artificial Intelligence Equity Fund—I Class(2)	17,599	368,701
TCW Global Real Estate Fund—I Class(2)	130,766	1,784,952
TCW New America Premier Equities Fund—I Class(2)	105,335	2,729,237
TCW Relative Value Large Cap Fund—I Class(2)	272,591	3,843,539
TCW Relative Value Mid Cap Fund—I Class(2)	37,813	976,328
TCW Select Equities Fund—I Class(2)	90,477	3,193,843

		12,896,600

Diversified Fixed Income Funds—59.5%
Metropolitan West High Yield Bond Fund—I Class(2)	33,970	351,594
Metropolitan West Low Duration Bond Fund—I Class(2)	432,032	3,788,919
Metropolitan West Total Return Bond Fund—I Class(2)	374,960	4,000,826
Metropolitan West Unconstrained Bond Fund—I Class(2)	549,673	6,354,215
TCW Emerging Markets Income Fund—I Class(2)	64,813	484,802
TCW Enhanced Commodity Strategy Fund—I Class(2)	148,960	929,507
TCW Global Bond Fund—I Class(2)	75,688	747,797
TCW Total Return Bond Fund—I Class(2)	398,804	3,956,134

		20,613,794

Total Investment Companies (Cost: $29,901,708)		33,510,394

MONEY MARKET INVESTMENTS—0.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(3)	21,600	21,600

Total Money Market Investments (Cost: $21,600)		21,600

Total Investments (100.1%) (Cost: $30,951,950)		34,654,070
Liabilities In Excess Of Other Assets (-0.1%)		(37,845)

Net Assets (100.0%)		$34,616,225

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended January 31, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2022	Value at January 31, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$364,123	$9,260	$11,268	33,970	$351,594	$3,703	$—	$76	$(10,597)
Metropolitan West Low Duration Bond Fund—I Class	3,882,060	70,244	119,849	432,032	3,788,919	10,728	—	(873)	(42,663)
Metropolitan West Total Return Bond Fund—I Class	4,151,099	79,704	128,426	374,960	4,000,826	15,156	1,039	(4,801)	(96,750)
Metropolitan West Unconstrained Bond Fund—I Class	6,522,352	220,498	201,415	549,673	6,354,215	47,652	73,306	(2,494)	(184,726)
TCW Artificial Intelligence Fund—I Class	427,681	24,998	13,277	17,599	368,701	—	18,136	866	(71,567)
TCW Emerging Markets Income Fund—I Class	327,872	192,637	13,959	64,813	484,802	4,898	—	(483)	(21,265)
TCW Enhanced Commodity Strategy Fund—I Class	909,113	57,302	27,085	148,960	929,507	43,404	—	(946)	(8,877)
TCW Global Bond Fund—I Class	778,031	16,617	24,016	75,688	747,797	3,393	—	(922)	(21,913)
TCW Global Real Estate Fund—I Class	1,889,665	180,521	58,842	130,766	1,784,952	47,951	103,053	4,658	(231,050)
TCW New America Premier Equities Fund—I Class	3,024,172	392,401	94,458	105,335	2,729,237	—	345,481	18,138	(611,016)
TCW Relative Value Large Cap Fund—I Class	3,840,642	370,734	121,632	272,591	3,843,539	47,526	262,523	5,438	(251,643)
TCW Relative Value Mid Cap Fund—I Class	1,009,693	132,486	31,743	37,813	976,328	5,650	110,727	654	(134,762)
TCW Select Equities Fund—I Class	3,474,300	629,393	111,375	90,477	3,193,843	—	411,124	10,888	(809,363)
TCW Total Return Bond Fund—I Class	4,079,515	91,071	126,403	398,804	3,956,134	21,071	—	(3,492)	(84,557)

Total					$33,510,394	$251,132	$1,325,389	$26,707	$(2,580,749)

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	59.5%
Diversified Equity Funds	37.3
Exchange-Traded Funds	3.2
Money Market Investments	0.1

Total	100.1%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,122,076	$—	$—	$1,122,076
Investment Companies	33,510,394	—	—	33,510,394
Money Market Investments	21,600	—	—	21,600

Total Investments	$34,654,070	$—	$—	$34,654,070

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value
COMMON STOCK—98.2% of Net Assets
Argentina—3.1% (Cost: $168,064)
MercadoLibre, Inc.(1)	180	$203,771

Brazil—10.4%
Banco Santander Brasil S.A, (ADS)	15,500	97,185
Braskem S.A. (ADR)(1)	2,400	45,288
C&A Modas Ltda(1)	46,300	57,374
Embraer S.A. (SP ADR)(1)	2,900	44,515
Even Construtora e Incorporadora S.A.	42,000	58,610
JBS S.A.	10,300	68,065
Pet Center Comercio e Participacoes S.A.	22,000	73,789
Petroleo Brasileiro S.A. (SP ADR)	6,400	85,440
Raia Drogasil S.A.	21,600	94,210
Sequoia Logistica e Transportes SA(1)	17,200	49,430

Total Brazil (Cost: $655,206)		673,906

China—28.7%
China Hongqiao Group, Ltd.	35,000	39,545
Contemporary Amperex Technology Co., Ltd.	2,300	222,150
COSCO SHIPPING Holdings Co., Ltd.—Class H(1)	36,000	65,488
Geely Automobile Holdings, Ltd.	35,000	75,762
JD.com, Inc.(1)	433	16,410
NIO, Inc. (ADR)(1)	2,900	71,079
Orient Overseas International, Ltd.	3,500	86,687
Ping An Insurance Group Co. of China, Ltd.—Class H	11,500	91,256
Shenzhen Inovance Technology Co., Ltd.	5,500	52,661
Sichuan Road & Bridge Co., Ltd.	28,192	47,836
Tencent Holdings, Ltd.	9,100	570,190
Tongwei Co., Ltd.	10,500	62,694
WuXi AppTec Co., Ltd.—Class H	7,756	111,239
Wuxi Biologics Cayman, Inc.(1)	15,000	150,332
Wuxi Lead Intelligent Equipment Co., Ltd.	4,200	48,279
XPeng, Inc. (ADR)(1)	1,900	66,671
Yunnan Energy New Material Co., Ltd.	1,900	76,414

Total China (Cost: $1,482,355)		1,854,693

Czech Republic—1.6% (Cost: $100,578)
Komercni Banks A.S	2,300	101,893

Egypt—2.0% (Cost: $114,681)
Commercial International Bank Egypt SAE(1)	39,666	130,015

France—1.7% (Cost: $52,076)
Hermes International	75	112,361

India—8.4%
Apollo Hospitals Enterprise, Ltd.	1,900	114,067
Avenue Supermarts, Ltd.(1)	3,570	197,692
Hindustan Petroleum Corp., Ltd.	20,700	87,730
Reliance Industries, Ltd.	4,380	141,004

Total India (Cost: $333,792)		540,493

Indonesia—0.8% (Cost: $50,881)
Adaro Energy Tbk PT	315,800	49,449

Kazakhstan—0.7% (Cost: $40,093)
Kaspi.KZ JSC (GDR)	500	42,774

Malaysia—1.7% (Cost: $122,538)
Greatech Technology BHD(1)	85,000	107,104

Mexico—0.8% (Cost: $50,234)
Coca-Cola Femsa SAB de CV (SP ADR)	1,000	52,820

Poland—0.9% (Cost: $56,466)
Orange Polska S.A.(1)	29,000	55,960

Russia—5.0%
Gazprom PJSC (SP ADR)	8,900	76,985
Magnitogorsk Iron & Steel Works PJSC	79,000	62,472
PhosAgro PJSC (GDR)	1,700	34,170
Yandex N.V.(1)	3,100	148,986

Total Russia (Cost: $339,116)		322,613

Saudi Arabia—1.7% (Cost: $105,799)
Al Rajhi Bank	2,700	107,224

South Korea—10.5%
Advanced Process Systems Corp.	2,000	38,298
BH Co., Ltd.(1)	2,200	40,045
HDC Holdings Co., Ltd.	6,800	40,936
Kakao Corp.(1)	750	54,174
KONA I Co., Ltd.(1)	1,600	38,057
KT Corp. (SP ADR)(1)	5,400	69,984
NAVER Corp.	500	132,070
Partron Co., Ltd.	4,000	43,866
PSK, Inc.	1,205	46,956
Samsung Biologics Co., Ltd.(1	225	139,293
TES Co., Ltd.	1,600	34,059

Total South Korea (Cost: $726,407)		677,738

Taiwan—18.7%
Alchip Technologies, Ltd.	1,900	65,916
ASPEED Technology, Inc.	600	67,424
Chailease Holding Co., Ltd.	6,538	59,969
China General Plastics Corp.	33,000	39,763
eMemory Technology, Inc.	1,000	58,380
Evergreen Marine Corp. Taiwan, Ltd.	11,000	46,670
Innolux Corp.	84,000	52,761
Kinsus Interconnect Technology Corp.	8,500	64,278
Mega Financial Holding Co., Ltd.	75,000	100,378
Phison Electronics Corp.	4,900	81,213
Silergy Corp.	600	81,099
Taiwan Semiconductor Manufacturing Co., Ltd.	17,400	402,323
TSEC Corp.(1)	33,000	43,235
Yang Ming Marine Transport Corp.(1)	12,000	44,447

Total Taiwan (Cost: $810,443)		1,207,856

Turkey—0.5% (Cost: $38,299)
Vestel Elektronik Sanayi ve Ticaret AS	19,000	34,245

United Arab Emirates—1.0% (Cost: $66,212)
First Abu Dhabi Bank PJSC	12,100	65,885

Total Common Stock (Cost: $5,313,240)		6,340,800

PREFERRED STOCK—1.0%

Brazil—1.0% (Cost: $62,557)
Itau Unibanco Holding S.A., 3.18% (ADR)	13,500	63,720

Total Preferred Stock (Cost: $62,557)		63,720

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value
MONEY MARKET INVESTMENTS—3.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	216,343	$216,343

Total Money Market Investments (Cost: $216,343)		216,343

Total Investments (102.6%) (Cost: $5,592,140)		6,620,863

Liabilities In Excess Of Other Assets (-2.6%)		(165,360)

Total Net Assets (100.0%)		$6,455,503

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	0.8
Automobiles	3.3
Banks	10.4
Beverages	0.8
Chemicals	3.6
Construction & Engineering	0.7
Consumer Finance	0.7
Diversified Financial Services	0.9
Diversified Telecommunication Services	2.0
Electrical Equipment	3.4
Electronic Equipment, Instruments & Components	2.1
Food & Staples Retailing	4.6
Food Products	2.0
Health Care Providers & Services	1.8
Household Durables	1.4
Insurance	1.4
Interactive Media & Services	14.0
Internet & Direct Marketing Retail	3.4
Life Sciences Tools & Services	6.2
Machinery	1.6
Marine	3.8
Metals & Mining	1.6
Oil, Gas & Consumable Fuels	6.8
Semiconductors & Semiconductor Equipment	16.9
Specialty Retail	2.0
Technology Hardware, Storage & Peripherals	0.6
Textiles, Apparel & Luxury Goods	1.7
Money Market Investments	3.4

Total	102.6%

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$44,515	$—	$—	$44,515
Air Freight & Logistics	49,430	—	—	49,430
Automobiles	137,750	75,762	—	213,512
Banks	163,070	439,511	—	602,581
Beverages	52,820	—	—	52,820
Chemicals	79,458	157,114	—	236,572
Construction & Engineering	—	47,836	—	47,836
Consumer Finance	—	42,774	—	42,774
Diversified Financial Services	—	59,969	—	59,969
Diversified Telecommunication Services	125,944	—	—	125,944
Electrical Equipment	—	222,150	—	222,150
Electronic Equipment, Instruments & Components	—	136,672	—	136,672
Food & Staples Retailing	94,210	197,692	—	291,902
Food Products	68,065	62,694	—	130,759
Health Care Providers & Services	—	114,066	—	114,066
Household Durables	92,856	—	—	92,856
Insurance	—	91,256	—	91,256
Interactive Media & Services	148,986	756,434	—	905,420
Internet & Direct Marketing Retail	203,771	16,410	—	220,181
Life Sciences Tools & Services	—	400,864	—	400,864
Machinery	—	100,940	—	100,940
Marine	—	243,292	—	243,292
Metals & Mining	—	102,016	—	102,016
Oil, Gas & Consumable Fuels	162,425	278,183	—	440,608
Semiconductors & Semiconductor Equipment	—	1,090,284	—	1,090,284
Specialty Retail	131,163	—	—	131,163
Technology Hardware, Storage & Peripherals	—	38,057	—	38,057
Textiles, Apparel & Luxury Goods	—	112,361	—	112,361

Total Common Stock	1,554,463	4,786,337	—	6,340,800

Preferred Stock
Banks	63,720	—	—	63,720

Money Market Investments	216,343	—	—	216,343

Total Investments	$1,834,526	$4,786,337	$—	$6,620,863

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—35.9% of Net Assets
Angola—0.8%
Angolan Government International Bond
8.25%(1)	05/09/28	$225,000	$227,118
9.38%(1)	05/08/48	350,000	342,335

Total Angola (Cost: $537,811)			569,453

Argentina—0.5%
Argentine Republic Government International Bond
0.50%	07/09/30	63,026	21,460
1.00%	07/09/29	181,555	64,497
1.13%	07/09/35	708,054	219,327
2.00%	01/09/38	92,754	35,293
2.50%	07/09/41	27,246	9,776

Total Argentina (Cost: $526,720)			350,353

Bahrain—1.1%
Bahrain Government International Bond
6.00%(2)	09/19/44	200,000	174,866
7.50%(2)	09/20/47	650,000	634,660

Total Bahrain (Cost: $870,266)			809,526

Brazil—1.6%
Acu Petroleo Luxembourg Sarl 7.50%(1)	01/13/32	250,000	244,475
Brazilian Government International Bond 5.63%	01/07/41	200,000	196,462
CSN Resources S.A. 4.63%(1)	06/10/31	200,000	189,940
Globo Communicacoes Part 5.50%(1)	01/14/32	200,000	192,430
MC Brazil Downstream Trading Sarl 7.25%(1)	06/30/31	200,000	191,800
MV24 Capital B.V. 6.75%(1)	06/01/34	180,614	181,392

Total Brazil (Cost: $1,265,355)			1,196,499

Chile—1.0%
AES Andes S.A. 7.13% (USD 5-Year Swap rate + 4.644%)(1),(3)	03/26/79	200,000	204,880
Chile Government International Bond
2.55%	01/27/32	325,000	314,068
2.55%	07/27/33	250,000	235,232

Total Chile (Cost: $766,688)			754,180

Colombia—1.4%
Banco GNB Sudameris S.A.
7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1),(3)	04/16/31	150,000	148,204
Colombia Government International Bond
3.13%	04/15/31	200,000	172,138
4.13%	02/22/42	200,000	158,800
5.20%	05/15/49	200,000	172,748
Ecopetrol S.A. 5.88%	11/02/51	200,000	172,362
Gran Tierra Energy, Inc. 7.75%(2)	05/23/27	200,000	183,421

Total Colombia (Cost: $1,077,187)			1,007,673

Costa Rica—0.3% (Cost: $198,214)
Instituto Costarricense de Electricidad 6.75%(1)	10/07/31	200,000	199,580

Dominican Republic—1.3%
Dominican Republic International Bond
4.50%(1)	01/30/30	200,000	197,300
4.88%(1)	09/23/32	595,000	585,896
5.30%(1)	01/21/41	150,000	143,235

Total Dominican Republic (Cost: $942,652)			926,431

Ecuador—0.5%
Ecuador Government International Bond
1.00%(1)	07/31/35	309,964	218,927
5.00%(2)	07/31/30	194,000	169,537

Total Ecuador (Cost: $347,605)			388,464

Egypt—1.1%
Egypt Government International Bond
7.05%(1)	01/15/32	400,000	353,680
8.50%(2)	01/31/47	275,000	230,656
Energean PLC 6.50%(1)	04/30/27	200,000	194,800

Total Egypt (Cost: $900,656)			779,136

El Salvador—0.2%
El Salvador Government International Bond
5.88%(2)	01/30/25	35,000	20,867
6.38%(2)	01/18/27	135,000	77,289
8.25%(2)	04/10/32	95,000	55,765

Total El Salvador (Cost: $251,386)			153,921

Ghana—0.2% (Cost: $203,970)
Ghana Government International Bond 8.95%(1)	03/26/51	200,000	150,890

Guatemala—0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%(1)	04/27/29	80,000	81,400
Guatemala Government Bond 4.65%(1)	10/07/41	200,000	193,120

Total Guatemala (Cost: $274,329)			274,520

Hungary—0.5% (Cost: $393,258)
Hungary Government International Bond 2.13%(1)	09/22/31	400,000	379,712

India—1.4%
Greenko Power II, Ltd. 4.30%(1)	12/13/28	200,000	194,000
India Airport Infra 6.25%(1)	10/25/25	250,000	240,900
JSW Steel, Ltd. 5.05%(1)	04/05/32	200,000	186,040

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
Network i2i, Ltd. 5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%)(2),(3),(4)	01/15/25	$200,000	$207,740
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.50%(1)	07/14/28	200,000	192,000

Total India (Cost: $1,035,666)			1,020,680

Indonesia—1.7%
Freeport-McMoRan, Inc. 4.63%	08/01/30	80,000	83,361
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25	225,000	236,094
6.53%(1)	11/15/28	250,000	290,154
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31	200,000	197,125
3.55%(1)	06/09/51	200,000	189,572
3.80%(1)	06/23/50	250,000	243,750

Total Indonesia (Cost: $1,299,184)			1,240,056

Iraq—0.5% (Cost: $360,501)
Iraq International Bond 5.80%(2)	01/15/28	375,000	360,491

Israel—0.6%
Energean Israel Finance, Ltd. 5.88%(1)	03/30/31	359,300	350,102
Leviathan Bond, Ltd. 6.75%(1)	06/30/30	99,000	106,116

Total Israel (Cost: $475,010)			456,218

Ivory Coast—0.2% (Cost: $131,486)
Ivory Coast Government International Bond 6.88%(1)	10/17/40	EUR 100,000	113,487

Kazakhstan—0.8%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33	$ 400,000	392,600
5.75%(2)	04/19/47	200,000	221,500

Total Kazakhstan (Cost: $621,759)			614,100

Lebanon—0.1% (Cost: $239,513)
Lebanon Government International Bond 8.25%(5),(6)	05/17/34	870,000	88,088

Mexico—2.7%
Banco Mercantil del Norte S.A.
5.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.643%)(1),(3),(4)	12/31/99	200,000	193,553
7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1),(3),(4)	06/27/29	200,000	205,477
Braskem Idesa SAPI 6.99%(1)	02/20/32	200,000	198,500
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26	200,000	196,120
Mexico Government International Bond 4.28%	08/14/41	200,000	196,358
Petroleos Mexicanos
5.95%	01/28/31	380,000	362,123
6.63%	06/15/35	359,000	334,947
Sempra Infrastructure PA 3.25%(1)	01/15/32	70,000	68,663
United Mexican States 3.50%	02/12/34	200,000	193,302

Total Mexico (Cost: $1,967,262)			1,949,043

Morocco—0.2% (Cost: $199,500)
OCP S.A. 5.13%(1)	06/23/51	200,000	181,820

Nigeria—1.0%
Nigeria Government International Bond
6.13%(1)	09/28/28	400,000	386,034
7.70%(1)	02/23/38	350,000	316,876

Total Nigeria (Cost: $753,104)			702,910

Oman—1.0%
Oman Government International Bond 6.25%(1)	01/25/31	300,000	320,040
OQ SAOC 5.13%(2)	05/06/28	400,000	403,920

Total Oman (Cost: $726,860)			723,960

Pakistan—0.6%
Pakistan Government International Bond
6.88%(2)	12/05/27	235,000	229,125
8.88%(1)	04/08/51	200,000	186,836

Total Pakistan (Cost: $455,588)			415,961

Panama—1.6%
C&W Senior Financing DAC 6.88%(1)	09/15/27	200,000	208,400
Panama Government International Bond
2.25%	09/29/32	400,000	367,248
3.16%	01/23/30	400,000	403,392
3.30%	01/19/33	200,000	199,880

Total Panama (Cost: $1,231,233)			1,178,920

Paraguay—0.3% (Cost: $188,000)
Paraguay Government International Bond 5.60%(2)	03/13/48	200,000	219,002

Peru—1.6%
Cia de Minas Buenaventura SAA 5.50%(1)	07/23/26	200,000	199,200
Nexa Resources S.A. 5.38%(2)	05/04/27	200,000	207,120
Peruvian Government International Bond
3.00%	01/15/34	530,000	510,125
3.30%	03/11/41	240,000	226,440

Total Peru (Cost: $1,169,442)			1,142,885

Philippines—0.5%
Philippine Government International Bond
1.95%	01/06/32	200,000	188,680
3.20%	07/06/46	200,000	190,803

Total Philippines (Cost: $402,385)			379,483

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Maturity Date	Principal Amount	Value
Qatar—1.8%
Qatar Government International Bond 3.75%(1)	04/16/30	$400,000	$439,400
Qatar Petroleum
2.25%(1)	07/12/31	400,000	386,000
3.13%(1)	07/12/41	525,000	510,562

Total Qatar (Cost: $1,390,185)			1,335,962

Romania—0.5%
Romanian Government International Bond
3.00%(1)	02/27/27	90,000	90,315
3.00%(1)	02/14/31	298,000	289,506

Total Romania (Cost: $389,664)			379,821

Saudi Arabia—1.8%
KSA Sukuk, Ltd. 2.25%(1)	05/17/31	400,000	388,040
Saudi Government International Bond
2.25%(1)	02/02/33	725,000	691,367
2.75%(2)	02/03/32	250,000	250,950

Total Saudi Arabia (Cost: $1,348,587)			1,330,357

South Africa—1.1%
Eskom Holdings SOC, Ltd.
4.31%	07/23/27	200,000	192,746
6.35%(2)	08/10/28	200,000	210,620
8.45%(2)	08/10/28	200,000	208,457
Prosus N.V. 4.19%(1)	01/19/32	200,000	198,000

Total South Africa (Cost: $841,273)			809,823

Sri Lanka—0.1% (Cost: $122,051)
Sri Lanka Government International Bond 6.20%(2)	05/11/27	200,000	99,312

Thailand—0.3% (Cost: $200,500)
Krung Thai Bank PCL 4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%)(2),(3),(4)	03/25/26	200,000	198,500

Turkey—0.9%
Turkey Government International Bond
4.88%	10/09/26	400,000	366,365
6.13%	10/24/28	325,000	301,948

Total Turkey (Cost: $702,725)			668,313

Ukraine—0.9%
NPC Ukrenergo 6.88%(1)	11/09/26	200,000	159,087
Ukraine Government International Bond
7.38%(2)	09/25/32	220,000	186,780
7.75%(2)	09/01/27	400,000	352,638

Total Ukraine (Cost: $840,394)			698,505

United Arab Emirates—1.6%
Abu Dhabi Government International Bond 1.63%(2)	06/02/28	400,000	387,450
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36	400,000	377,370
2.94%(1)	09/30/40	200,000	190,740
UAE International Government Bond 2.88%(1)	10/19/41	200,000	195,078

Total United Arab Emirates (Cost: $1,193,484)			1,150,638

Uruguay—0.9%
Uruguay Government International Bond
4.38%	01/23/31	320,829	361,425
4.98%	04/20/55	265,830	330,134

Total Uruguay (Cost: $677,673)			691,559

Venezuela—0.1%
Venezuela Government International Bond
9.25%(5),(6)	09/15/27	550,000	34,375
9.25%(5),(6)	05/07/28	787,000	49,188

Total Venezuela (Cost: $413,470)			83,563

Zambia—0.2% (Cost: $145,800)
Zambia Government International Bond 5.38%(2)	09/20/22	200,000	144,820

Total Fixed Income Securities (Cost: $28,078,396)			26,318,615

Issues		Shares
COMMON STOCK—60.3%
Argentina—1.9% (Cost: $808,221)
MercadoLibre, Inc.(7)		1,230	1,392,434

Brazil—6.6%
Banco Santander Brasil S.A, (ADS) (ADR)		110,000	689,700
Braskem S.A. (ADR)		19,200	362,304
C&A Modas Ltda.(7)		353,800	438,419
Embraer S.A. (ADR)(7)		22,800	349,980
Even Construtora e Incorporadora S.A.		300,000	418,644
JBS S.A.		73,900	488,352
Pet Center Comercio e Participacoes S.A.(7)		162,000	543,356
Petroleo Brasileiro S.A. (SP ADR)		46,500	620,775
Raia Drogasil S.A.		125,500	547,379
Sequoia Logistica e Transportes S.A.(7)		133,200	382,793

Total Brazil (Cost: $4,728,808)			4,841,702

China—17.9%
China Hongqiao Group, Ltd.		340,000	384,151
Contemporary Amperex Technology Co., Ltd.		18,484	1,785,318
COSCO Shipping Holdings Co., Ltd.—Class H(7)		264,500	481,155
JD.com, Inc.(7)		3,114	118,017
NIO, Inc. (ADR)(7)		6,900	169,119
Orient Overseas International, Ltd.		25,500	631,577
Ping An Insurance Group Co. of China, Ltd.—Class H		81,000	642,760
Shenzhen Inovance Technology Co., Ltd.		39,904	382,070
Sichuan Road & Bridge Co., Ltd.		216,021	366,542
Tencent Holdings, Ltd.		65,412	4,098,602
Tongwei Co., Ltd.		67,500	403,032
WuXi AppTec Co., Ltd.—Class H		56,268	807,015
Wuxi Biologics Cayman, Inc.(7)		117,000	1,172,588
Wuxi Lead Intelligent Equipment Co., Ltd.		63,000	724,183
XPeng, Inc. (ADR)(7)		10,600	371,954

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value
Yunnan Energy New Material Co., Ltd.	14,000	$563,051

Total China (Cost: $9,168,996)		13,101,134

Czech Republic—1.0% (Cost: $742,123)
Komercni Banka AS	17,000	753,120

Egypt—0.8% (Cost: $539,646)
Commercial International Bank Egypt SAE(7)	186,666	611,845

France—1.2% (Cost: $399,975)
Hermes International	600	898,886

India— 5.5%
Apollo Hospitals Enterprise, Ltd.	18,200	1,092,637
Avenue Supermarts, Ltd.(7)	23,930	1,325,147
Hindustan Petroleum Corp., Ltd.	149,000	631,485
Reliance Industries, Ltd.	31,529	1,015,005

Total India (Cost: $2,595,246)		4,064,274

Indonesia—0.5% (Cost: $393,093)
Adaro Energy Tbk PT	2,439,800	382,028

Malaysia—1.1% (Cost: $1,026,052)
Greatech Technology BHD(7)	626,000	788,790

Mexico—0.6% (Cost: $411,918)
Coca-Cola Femsa SAB de CV (SP ADR)	8,200	433,124

Poland—0.6% (Cost: $406,948)
Orange Polska S.A.(7)	209,000	403,298

Russia— 3.3%
Gazprom PJSC (SP ADR)	64,000	553,600
Magnitogorsk Iron & Steel Works PJSC	580,000	458,652
PhosAgro PJSC (GDR)	13,000	261,300
Yandex N.V.(7)	24,400	1,172,664

Total Russia (Cost: $2,206,911)		2,446,216

Saudi Arabia—0.9% (Cost: $642,707)
Al Rajhi Bank	16,500	655,257

South Korea—5.9%
Advanced Process Systems Corp.	13,500	258,510
BH Co., Ltd.(7)	17,000	309,441
HDC Holdings Co., Ltd.	50,000	301,003
Kakao Corp.(7)	5,550	400,886
KONA I Co., Ltd.(7)	12,500	297,319
KT Corp. (SP ADR)(7)	38,800	502,848
NAVER Corp.	3,600	950,906
Partron Co., Ltd.	30,500	334,477
PSK, Inc.	8,590	334,731
Samsung Biologics Co., Ltd.(7)	650	402,401
TES Co., Ltd.	11,500	244,802

Total South Korea (Cost: $4,748,683)		4,337,324

Taiwan—11.6%
Alchip Technologies, Ltd.	14,900	516,921
ASPEED Technology, Inc.	4,600	516,918
Chailease Holding Co., Ltd.	52,718	483,547
China General Plastics Corp.	256,000	308,467
eMemory Technology, Inc.	5,700	332,766
Evergreen Marine Corp. Taiwan, Ltd.	90,000	381,846
Innolux Corp.	646,000	405,760
Kinsus Interconnect Technology Corp.	66,000	499,096
Mega Financial Holding Co., Ltd.	498,000	666,512
Phison Electronics Corp.	35,300	585,064
Silergy Corp.	4,600	621,756
Taiwan Semiconductor Manufacturing Co., Ltd.	109,290	2,527,002
TSEC Corp.(7)	240,000	314,438
Yang Ming Marine Transport Corp.(7)	97,000	359,280

Total Taiwan (Cost: $6,005,462)		8,519,373

Turkey—0.4% (Cost: $280,191)
Vestel Elektronik Sanayi ve Ticaret AS	139,000	250,533

United Arab Emirates—0.5% (Cost: $363,891)
First Abu Dhabi Bank PJSC	66,500	362,097

Total Common Stock (Cost: $35,468,871)		44,241,435

PREFERRED STOCK—0.6%

Brazil—0.6% (Cost: $444,620)
Itau Unibanco Holding S.A., 3.19% (ADR)	96,000	453,120

Total Preferred Stock (Cost: $444,620)		453,120

MONEY MARKET INVESTMENTS—4.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(8)	3,078,782	3,078,782

Total Money Market Investments (Cost: $3,078,782)		3,078,782

Total Investments (101.0%) (Cost: $67,070,669)		74,091,952
Liabilities In Excess Of Other Assets (-1.0%)		(722,686)

Total Net Assets (100.0%)		$73,369,266

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

FORWARD CURRENCY CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America, N.A.	ZAR	1,099,921	04/20/22	$71,178	$70,332	$(846)
BNP Paribas S.A.	ZAR	1,090,543	04/20/22	70,961	69,732	(1,229)
JP Morgan Chase Bank	ZAR	2,010,168	04/20/22	129,968	128,535	(1,433)

				$272,107	$268,599	$(3,508)

SELL (10)
JP Morgan Chase Bank	ZAR	4,200,632	04/20/22	$268,000	$268,599	$(599)

CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional Amount(11)	Expiration Date	Counterparty & Reference Entity		Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid (Received)	Value(12)
OTC Swaps
375,000	12/20/26	Morgan Stanley	Chile Government International Bond 3.24 02/06/2028	1.0%	Quarterly	$1,064	$(4,268)	$(3,204)
450,000	12/20/26	Barclays Capital Inc.	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	1,863	(901)	962
150,000	12/20/26	Goldman Sachs	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	539	(219)	320

						$3,466	$(5,388)	$(1,922)

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
GDR	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $13,932,913 or 19.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2022, the value of these securities amounted to $5,632,611 or 7.7% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.
(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(12)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	0.5%
Agriculture	0.5
Apparel	1.2
Auto Manufacturers	0.7
Banks	5.8
Beverages	0.7
Biotechnology	0.5
Chemicals	3.0
Coal	0.5
Computers	1.4
Diversified Financial Services	1.6
Electric	2.4
Electrical Components & Equipment	3.4
Electronics	2.5
Energy-Alternate Sources	0.4
Engineering & Construction	0.8
Food	2.5
Foreign Government Bonds	21.9
Health Care-Services	4.2
Home Builders	0.6
Home Furnishings	0.3
Insurance	0.9
Internet	11.4
Iron & Steel	1.1
Machinery-Diversified	1.1
Mining	1.9
Oil & Gas	9.0
Pipelines	0.8
Retail	2.1
Semiconductors	6.9
Telecommunications	2.5
Transportation	3.6
Utilities	0.1
Money Market Investments	4.2

Total	101.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2022

Country	Percentage of Net Assets
Angola	0.8%
Argentina	2.4
Bahrain	1.1
Brazil	8.8
Chile	1.0
China	17.9
Colombia	1.4
Costa Rica	0.3
Czech Republic	1.0
Dominican Republic	1.3
Ecuador	0.5
Egypt	1.9
El Salvador	0.2
France	1.2
Ghana	0.2
Guatemala	0.4
Hungary	0.5
India	6.9
Indonesia	2.2
Iraq	0.5
Israel	0.6
Ivory Coast	0.2
Kazakhstan	0.8
Lebanon	0.1
Malaysia	1.1
Mexico	3.3
Morocco	0.2
Nigeria	1.0
Oman	1.0
Pakistan	0.6
Panama	1.6
Paraguay	0.3
Peru	1.6
Philippines	0.5
Poland	0.6
Qatar	1.8
Romania	0.5
Russia	3.3
Saudi Arabia	2.7
South Africa	1.1
South Korea	5.9
Sri Lanka	0.1
Taiwan	11.5
Thailand	0.3
Turkey	1.3
Ukraine	1.0
United Arab Emirates	2.1
United States	4.2
Uruguay	0.9
Venezuela	0.1
Zambia	0.2

Total	101.0%

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$745,733	$—	$745,733
Beverages	—	81,400	—	81,400
Chemicals	—	380,320	—	380,320
Electric	—	1,757,491	—	1,757,491
Engineering & Construction	—	240,900	—	240,900
Foreign Government Bonds	—	15,869,747	171,651	16,041,398
Internet	—	198,000	—	198,000
Iron & Steel	—	375,980	—	375,980
Mining	—	1,015,929	—	1,015,929
Oil & Gas	—	3,810,253	—	3,810,253
Pipelines	—	568,110	—	568,110
Telecommunications	—	608,570	—	608,570
Transportation	—	425,868	—	425,868
Utilities	—	68,663	—	68,663

Total Fixed Income Securities	—	26,146,964	171,651	26,318,615

Preferred Stock
Banks	453,120	—	—	453,120

Common Stock
Aerospace & Defense	349,980	—	—	349,980
Agriculture	—	403,032	—	403,032
Apparel	—	898,886	—	898,886
Auto Manufacturers	541,073	—	—	541,073
Banks	1,051,797	2,020,222	—	3,072,019
Beverages	433,124	—	—	433,124
Biotechnology	—	402,401	—	402,401
Chemicals	623,604	1,172,521	—	1,796,125
Coal	—	382,028	—	382,028
Computers	—	990,824	—	990,824
Diversified Financial Services	—	1,150,060	—	1,150,060
Electrical Components & Equipment	—	2,509,501	—	2,509,501
Electronics	—	1,812,363	—	1,812,363
Energy-Alternate Sources	—	314,438	—	314,438
Engineering & Construction	—	366,542	—	366,542
Food	488,353	1,325,147	—	1,813,500
Health Care-Services	—	3,072,240	—	3,072,240
Home Builders	418,644	—	—	418,644
Home Furnishings	250,533	—	—	250,533
Insurance	—	642,760	—	642,760
Internet	2,565,098	5,568,411	—	8,133,509
Iron & Steel	—	458,652	—	458,652
Machinery-Diversified	—	788,790	—	788,790
Mining	—	384,151	—	384,151
Oil & Gas	1,174,375	1,646,490	—	2,820,865
Retail	1,529,153	—	—	1,529,153
Semiconductors	—	5,028,969	—	5,028,969
Telecommunications	906,145	334,477	—	1,240,622
Transportation	382,793	1,853,858	—	2,236,651

Total Common Stock	10,714,672	33,526,763	—	44,241,435

Money Market Investments	3,078,782	—	—	3,078,782
Total Investments	$14,246,574	$59,673,727	$171,651	$74,091,952

Asset Derivatives
Swap Agreements
Credit Risk	—	1,282	—	1,282

Total	$14,246,574	$59,675,009	$171,651	$74,093,234

Liability Derivatives
Swap Agreements
Credit Risk	$—	$(3,204)	$—	$(3,204)
Forward Currency Contracts
Foreign Currency Risk	—	(4,107)	—	(4,107)

Total	$—	$(7,311)	$—	$(7,311)

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—98.5% of Net Assets
Australia—2.1% (Cost: $956,031)
Goodman Group	58,072	$955,478

Canada—17.3%
Civeo Corp.(1)	45,103	972,872
Killam Apartment Real Estate Investment Trust	94,746	1,629,262
Morguard Corp.	13,757	1,419,292
Morguard North American Residential Real Estate Investment Trust	155,710	2,145,022
Summit Industrial Income REIT	105,714	1,795,426

Total Canada (Cost: $7,550,212)		7,961,874

Germany—12.7%
LEG Immobilien SE	10,571	1,399,276
Stroeer SE & Co. KGaA	28,202	2,107,050
Vonovia SE	40,992	2,329,638

Total Germany (Cost: $6,043,064)		5,835,964

Ireland—2.4% (Cost: $1,075,054)
Irish Residential Properties REIT PLC	589,015	1,105,318

Japan—3.2%
Nippon Prologis REIT, Inc.	468	1,458,433

Total Japan (Cost: $1,466,296)		1,458,433

Spain—4.3% (Cost: $2,118,907)
Cellnex Telecom SA	44,307	2,004,744

United Kingdom—3.0% (Cost: $985,496)
Segro PLC	77,889	1,369,846

United States—53.5%
American Tower Corp.	4,112	1,034,168
Americold Realty Trust	71,063	2,021,742
Apartment Investment and Management Co.(1)	332,511	2,337,552
BrightSpire Capital, Inc.	209,455	1,966,783
Community Healthcare Trust, Inc.	27,380	1,241,409
Equinix, Inc.	2,157	1,563,609
Gaming and Leisure Properties, Inc.	34,116	1,541,361
Invitation Homes, Inc.	27,258	1,144,291
M/I Homes, Inc.(1)	26,759	1,417,959
MGM Growth Properties LLC	50,091	1,947,538
New Residential Investment Corp.	247,568	2,636,599
Ocwen Financial Corp.(1)	35,446	1,300,159
Taylor Morrison Home Corp.(1)	47,604	1,460,967
Telephone and Data Systems, Inc.	43,987	870,943
TPG RE Finance Trust, Inc.	167,856	2,118,343

Total United States (Cost: $24,175,756)		24,603,423

Total Common Stock (Cost: $44,370,816)		45,295,080

MONEY MARKET INVESTMENTS—1.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	484,274	484,274

Total Money Market Investments (Cost: $484,274)		484,274

Total Investments (99.6%) (Cost: $44,855,090)		45,779,354

Excess Of Other Assets Over Liabilities (0.4%)		191,298

Net Assets (100.0%)		$45,970,652

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Advertising	4.6%
Diversified Real Estate Activities	3.1
Diversified Support Services	2.1
Health Care REITs	2.7
Homebuilding	6.3
Industrial REITs	16.6
Mortgage REITs	14.6
Real Estate Operating Companies	8.1
Residential REITs	18.2
Specialized REITs	13.2
Thrifts & Mortgage Finance	2.8
Wireless Telecommunication Services	6.2
Money Market Investments	1.1

Total	99.6%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$2,107,050	$—	$2,107,050
Diversified Real Estate Activities	1,419,292	—	—	1,419,292
Diversified Support Services	972,872	—	—	972,872
Health Care REITs	1,241,409	—	—	1,241,409
Homebuilding	2,878,926	—	—	2,878,926
Industrial REITs	3,817,168	3,783,757	—	7,600,925
Mortgage REITs	6,721,725	—	—	6,721,725
Real Estate Operating Companies	—	3,728,914	—	3,728,914
Residential REITs	8,361,445	—	—	8,361,445
Specialized REITs	6,086,676	—	—	6,086,676
Thrifts & Mortgage Finance	1,300,159	—	—	1,300,159
Wireless Telecommunication Services	870,943	2,004,744	—	2,875,687

Total Common Stock	33,670,615	11,624,465	—	45,295,080

Money Market Investments	484,274	—	—	484,274

Total Investments	$34,154,889	$11,624,465	$—	$45,779,354

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—94.0% of Net Assets
Aerospace & Defense—5.0%
HEICO Corp.	77,264	$10,538,037

Application Software—14.9%
Constellation Software, Inc.	15,825	27,242,070
Trade Desk, Inc. (The)(1)	63,069	4,385,818

		31,627,888

Data Processing & Outsourced Services—2.8%
Visa, Inc.	26,214	5,928,820

Electrical Equipment—2.8%
AMETEK, Inc.	44,002	6,018,154

Environmental & Facilities Services—4.4%
Waste Connections, Inc. (Canada)	74,704	9,315,589

Financial Exchanges & Data—14.3%
FactSet Research Systems, Inc.	24,004	10,127,048
Morningstar, Inc.	40,471	11,631,770
MSCI, Inc.	15,992	8,573,631

		30,332,449

Health Care Equipment—5.2%
Baxter International, Inc.	51,703	4,417,504
Danaher Corp.	23,239	6,641,474

		11,058,978

Household Products—3.6%
Church & Dwight Co., Inc.	74,728	7,670,829

Industrial Gases—0.9%
Linde PLC (Ireland)	6,414	2,044,013

Internet Services & Infrastructure—8.7%
Dye & Durham, Ltd.	376,154	10,872,323
Meta Platforms, Inc.(1)	24,129	7,558,651

		18,430,974

Life Sciences Tools & Services—6.4%
Agilent Technologies, Inc.	39,895	5,558,172
Mettler-Toledo International, Inc.(1)	5,452	8,029,051

		13,587,223

Multi-Sector Holdings—2.5%
Berkshire Hathaway, Inc.—Class B(1)	17,003	5,322,279

Research & Consulting Services—7.6%
CoStar Group, Inc.(1)	71,337	5,005,004
IHS Markit, Ltd.	95,529	11,156,832

		16,161,836

Semiconductors—2.9%
Broadcom, Inc.	10,527	6,167,559

Soft Drinks—2.7%
PepsiCo, Inc.	32,781	5,688,159

Systems Software—9.3%
Microsoft Corp.	57,566	17,901,875
Oracle Corp.	23,304	1,891,352

		19,793,227

Total Common Stock (Cost: $133,578,680)		199,686,014

EXCHANGE-TRADED FUNDS—3.0%
SPDR S&P 500 ETF Trust	13,889	6,248,800

Total Exchange-Traded Funds (Cost: $6,588,854)		6,248,800

MONEY MARKET INVESTMENTS—3.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	6,725,802	6,725,802

Total Money Market Investments (Cost: $6,725,802)		6,725,802

Total Investments (100.2%) (Cost: $146,893,336)		212,660,616

Liabilities In Excess Of Other Assets (-0.2%)		(320,857)

Net Assets (100.0%)		$212,339,759

Notes to the Schedule of Investments:
ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	5.0%
Application Software	14.9
Data Processing & Outsourced Services	2.8
Electrical Equipment	2.8
Environmental & Facilities Services	4.4
Exchange-Traded Funds	3.0
Financial Exchanges & Data	14.3
Health Care Equipment	5.2
Household Products	3.6
Industrial Gases	0.9
Internet Services & Infrastructure	8.7
Life Sciences Tools & Services	6.4
Multi-Sector Holdings	2.5
Research & Consulting Services	7.6
Semiconductors	2.9
Soft Drinks	2.7
Systems Software	9.3
Money Market Investments	3.2

Total	100.2%

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$10,538,037	$—	$—	$10,538,037
Application Software	31,627,888	—	—	31,627,888
Data Processing & Outsourced Services	5,928,820	—	—	5,928,820
Electrical Equipment	6,018,154	—	—	6,018,154
Environmental & Facilities Services	9,315,589	—	—	9,315,589
Financial Exchanges & Data	30,332,449	—	—	30,332,449
Health Care Equipment	11,058,978	—	—	11,058,978
Household Products	7,670,829	—	—	7,670,829
Industrial Gases	2,044,013	—	—	2,044,013
Internet Services & Infrastructure	18,430,974	—	—	18,430,974
Life Sciences Tools & Services	13,587,223	—	—	13,587,223
Multi-Sector Holdings	5,322,279	—	—	5,322,279
Research & Consulting Services	16,161,836	—	—	16,161,836
Semiconductors	6,167,559	—	—	6,167,559
Soft Drinks	5,688,159	—	—	5,688,159
Systems Software	19,793,227	—	—	19,793,227
Total Common Stock	199,686,014	—	—	199,686,014

Exchange-Traded Funds	6,248,800	—	—	6,248,800

Money Market Investments	6,725,802	—	—	6,725,802

Total Investments	$212,660,616	$—	$—	$212,660,616

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK —99.7% of Net Assets
Aerospace & Defense—1.2%
Textron, Inc.	49,950	$3,399,597

Air Freight & Logistics—3.8%
United Parcel Service, Inc.—Class B	52,375	10,590,749

Auto Components—1.3%
BorgWarner, Inc.	82,485	3,616,967

Banks—7.8%
Citigroup, Inc.	45,815	2,983,473
JPMorgan Chase & Co.	63,760	9,474,736
Wells Fargo & Co.	171,535	9,228,583

		21,686,792

Beverages—2.7%
PepsiCo, Inc.	42,700	7,409,304

Biotechnology—5.2%
AbbVie, Inc.	51,947	7,111,025
Gilead Sciences, Inc.	104,364	7,167,719

		14,278,744

Building Products—5.6%
Carlisle Cos., Inc.	15,080	3,369,475
Johnson Controls International PLC (Ireland)	166,175	12,075,938

		15,445,413

Capital Markets—8.3%
Ameriprise Financial, Inc.	25,275	7,691,436
Blackstone Group, Inc. (The)	19,600	2,586,612
Intercontinental Exchange, Inc.	49,326	6,247,631
Morgan Stanley	62,800	6,439,512

		22,965,191

Chemicals—3.7%
Corteva, Inc.	37,244	1,790,691
DuPont de Nemours, Inc.	66,648	5,105,237
International Flavors & Fragrances, Inc.	24,550	3,238,636

		10,134,564

Diversified Telecommunication Services—1.9%
AT&T, Inc.	201,632	5,141,616

Electrical Equipment—2.1%
nVent Electric PLC (Ireland)	169,612	5,866,879

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.	85,494	3,594,168

Energy Equipment & Services—2.9%
Baker Hughes Co.	297,100	8,152,424

Equity Real Estate—2.9%
Cousins Properties, Inc.	62,100	2,394,576
Simon Property Group, Inc.	38,276	5,634,227

		8,028,803

Food Products—1.2%
Conagra Brands, Inc.	94,900	3,298,724

Health Care Equipment & Supplies—1.2%
Medtronic PLC (Ireland)	31,580	3,268,214

Health Care Providers & Services—5.8%
Anthem, Inc.	14,058	6,199,437
McKesson Corp.	38,015	9,759,211

		15,958,648

Hotels, Restaurants & Leisure—0.9%
Darden Restaurants, Inc.	18,632	2,606,058

Household Durables—4.0%
Lennar Corp.	88,225	8,479,305
Whirlpool Corp.	12,924	2,716,495

		11,195,800

Independent Power and Renewable Electricity Producers—2.5%
AES Corp. (The)	314,565	6,977,052

Industrial Conglomerates—3.0%
General Electric Co.	87,850	8,300,068

Insurance—4.1%
MetLife, Inc.	167,556	11,236,305

IT Services—2.9%
International Business Machines Corp.	60,721	8,110,504

Media—4.3%
Comcast Corp.	106,200	5,308,938
Fox Corp.	160,600	6,521,966

		11,830,904

Metals & Mining—1.2%
Freeport-McMoRan, Inc.	86,973	3,237,135

Multiline Retail—2.0%
Target Corp.	24,505	5,401,637

Oil, Gas & Consumable Fuels—4.4%
Chevron Corp.	50,440	6,624,285
Exxon Mobil Corp.	74,184	5,635,017

		12,259,302

Pharmaceuticals—3.5%
Johnson & Johnson	20,222	3,484,049
Novartis AG (SP ADR) (Switzerland)	70,200	6,101,082

		9,585,131

Semiconductors & Semiconductor Equipment—3.4%
Broadcom, Inc.	16,226	9,506,489

Specialty Retail—1.3%
Dick’s Sporting Goods, Inc.	30,685	3,541,049

Technology Hardware, Storage & Peripherals—3.3%
HP, Inc.	105,313	3,868,146
Seagate Technology Holdings PLC	48,899	5,239,528

		9,107,674

Total Common Stock (Cost: $176,029,438)		275,731,905

MONEY MARKET INVESTMENTS—0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(1)	994,457	994,457

Total Money Market Investments (Cost: $994,457)		994,457

Total Investments (100.1%) (Cost: $177,023,895)		276,726,362
Liabilities In Excess Of Other Assets (-0.1%)		(274,849)

Net Assets (100.0%)		$276,451,513

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Notes to the Schedule of Investments:
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	1.2%
Air Freight & Logistics	3.8
Auto Components	1.3
Banks	7.8
Beverages	2.7
Biotechnology	5.2
Building Products	5.6
Capital Markets	8.3
Chemicals	3.7
Diversified Telecommunication Services	1.9
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	2.9
Equity Real Estate	2.9
Food Products	1.2
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	5.8
Hotels, Restaurants & Leisure	0.9
Household Durables	4.0
Independent Power and Renewable Electricity Producers	2.5
Industrial Conglomerates	3.0
Insurance	4.1
IT Services	2.9
Media	4.3
Metals & Mining	1.2
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	4.4
Pharmaceuticals	3.5
Semiconductors & Semiconductor Equipment	3.4
Specialty Retail	1.3
Technology Hardware, Storage & Peripherals	3.3
Money Market Investments	0.4

Total	100.1%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,399,597	$—	$—	$3,399,597
Air Freight & Logistics	10,590,749	—	—	10,590,749
Auto Components	3,616,967	—	—	3,616,967
Banks	21,686,792	—	—	21,686,792
Beverages	7,409,304	—	—	7,409,304
Biotechnology	14,278,744	—	—	14,278,744
Building Products	15,445,413	—	—	15,445,413
Capital Markets	22,965,191	—	—	22,965,191
Chemicals	10,134,564	—	—	10,134,564
Diversified Telecommunication Services	5,141,616	—	—	5,141,616
Electrical Equipment	5,866,879	—	—	5,866,879
Electronic Equipment, Instruments & Components	3,594,168	—	—	3,594,168
Energy Equipment & Services	8,152,424	—	—	8,152,424
Equity Real Estate	8,028,803	—	—	8,028,803
Food Products	3,298,724	—	—	3,298,724
Health Care Equipment & Supplies	3,268,214	—	—	3,268,214
Health Care Providers & Services	15,958,648	—	—	15,958,648
Hotels, Restaurants & Leisure	2,606,058	—	—	2,606,058
Household Durables	11,195,800	—	—	11,195,800
Independent Power and Renewable Electricity Producers	6,977,052	—	—	6,977,052
Industrial Conglomerates	8,300,068	—	—	8,300,068
Insurance	11,236,305	—	—	11,236,305
IT Services	8,110,504	—	—	8,110,504
Media	11,830,904	—	—	11,830,904
Metals & Mining	3,237,135	—	—	3,237,135
Multiline Retail	5,401,637	—	—	5,401,637
Oil, Gas & Consumable Fuels	12,259,302	—	—	12,259,302
Pharmaceuticals	9,585,131	—	—	9,585,131
Semiconductors & Semiconductor Equipment	9,506,489	—	—	9,506,489
Specialty Retail	3,541,049	—	—	3,541,049
Technology Hardware, Storage & Peripherals	9,107,674	—	—	9,107,674

Total Common Stock	275,731,905	—	—	275,731,905

Money Market Investments	994,457	—	—	994,457

Total Investments	$276,726,362	$—	$—	$276,726,362

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK —99.7% of Net Assets

Aerospace & Defense—2.5%
Textron, Inc.	46,109	$3,138,179

Air Freight & Logistics—2.7%
United Parcel Service, Inc.—Class B	16,965	3,430,493

Banks—8.0%
Citigroup, Inc.	38,527	2,508,879
JPMorgan Chase & Co.	28,182	4,187,845
Signature Bank	10,794	3,288,176

		9,984,900

Beverages—2.0%
PepsiCo, Inc.	14,640	2,540,333

Biotechnology—3.9%
AbbVie, Inc.	19,909	2,725,343
Gilead Sciences, Inc.	31,852	2,187,595

		4,912,938

Building Products—3.8%
Johnson Controls International PLC (Ireland)	65,460	4,756,978

Capital Markets—8.8%
Ameriprise Financial, Inc.	10,068	3,063,793
Blackstone Group, Inc. (The)	13,216	1,744,116
Intercontinental Exchange, Inc.	29,252	3,705,058
Morgan Stanley	24,500	2,512,230

		11,025,197

Chemicals—2.4%
DuPont de Nemours, Inc.	24,854	1,903,816
International Flavors & Fragrances, Inc.	8,275	1,091,638

		2,995,454

Communications Equipment—1.4%
Juniper Networks, Inc.	51,949	1,808,864

Diversified Financial Services—0.7%
Apollo Global Management, Inc.	13,377	936,390

Diversified Telecommunication Services—1.7%
AT&T, Inc.	83,697	2,134,273

Electronic Equipment, Instruments & Components—2.9%
Corning, Inc.	39,882	1,676,639
Flex Ltd.(1)	120,147	1,943,979

		3,620,618

Energy Equipment & Services—2.1%
Baker Hughes Co.	96,240	2,640,826

Equity Real Estate—1.6%
Weyerhaeuser Co.	48,857	1,975,288

Food Products—1.5%
Conagra Brands, Inc.	54,158	1,882,532

Health Care Equipment & Supplies—1.1%
Medtronic PLC (Ireland)	13,153	1,361,204

Health Care Providers & Services—9.5%
Centene Corp.(1)	48,630	3,781,469
McKesson Corp.	14,734	3,782,513
Molina Healthcare, Inc.(1)	14,638	4,252,046

		11,816,028

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc.	17,470	2,443,529

Household Durables—3.5%
Lennar Corp.	45,417	4,365,028

Independent Power and Renewable Electricity Producers—2.0%
AES Corp. (The)	114,500	2,539,610

Industrial Conglomerates—2.6%
General Electric Co.	33,741	3,187,850

Insurance—2.9%
MetLife, Inc.	54,413	3,648,936

IT Services—4.0%
Fiserv, Inc.(1)	21,932	2,318,212
International Business Machines Corp.	19,707	2,632,264

		4,950,476

Media—7.9%
Comcast Corp.	67,075	3,353,079
Discovery, Inc.(1)	65,554	1,829,612
Fox Corp.	58,152	2,361,553
ViacomCBS, Inc.—Class B	69,991	2,341,199

		9,885,443

Metals & Mining—2.4%
Freeport-McMoRan, Inc.(1)	80,104	2,981,471

Multiline Retail—2.2%
Target Corp.	12,266	2,703,794

Oil, Gas & Consumable Fuels—3.5%
Chevron Corp.	13,137	1,725,282
Exxon Mobil Corp.	34,048	2,586,286

		4,311,568

Real Estate Management & Development—1.6%
Jones Lang LaSalle, Inc.(1)	7,766	1,947,635

Semiconductors & Semiconductor Equipment—5.6%
Broadcom, Inc.	5,994	3,511,765
ON Semiconductor Corp.(1)	59,860	3,531,740

		7,043,505

Specialty Retail—1.4%
Dick’s Sporting Goods, Inc.	15,657	1,806,818

Technology Hardware, Storage & Peripherals—1.5%
HP, Inc.	50,500	1,854,865

Total Common Stock (Cost: $68,883,746)		124,631,023

Money Market Investments—0.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	181,507	181,507

Total Money Market Investments (Cost: $181,507)		181,507

Total Investments (99.9%) (Cost: $69,065,253)		124,812,530
Excess Of Other Assets Over Liabilities (0.1%)		168,786

Net Assets (100.0%)		$124,981,316
Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	2.5%
Air Freight & Logistics	2.7
Banks	8.0
Beverages	2.0
Biotechnology	3.9
Building Products	3.8
Capital Markets	8.8
Chemicals	2.4
Communications Equipment	1.4
Diversified Financial Services	0.7
Diversified Telecommunication Services	1.7
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	2.1
Equity Real Estate	1.6
Food Products	1.5
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	9.5
Hotels, Restaurants & Leisure	2.0
Household Durables	3.5
Independent Power and Renewable Electricity Producers	2.0
Industrial Conglomerates	2.6
Insurance	2.9
Media	7.9
IT Services	4.0
Metals & Mining	2.4
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	3.5
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	1.4
Technology Hardware, Storage & Peripherals	1.5
Money Market Investments	0.2

Total	99.9%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,138,179	$—	$—	$3,138,179
Air Freight & Logistics	3,430,493	—	—	3,430,493
Banks	9,984,900	—	—	9,984,900
Beverages	2,540,333	—	—	2,540,333
Biotechnology	4,912,938	—	—	4,912,938
Building Products	4,756,978	—	—	4,756,978
Capital Markets	11,025,197	—	—	11,025,197
Chemicals	2,995,454	—	—	2,995,454
Communications Equipment	1,808,864	—	—	1,808,864
Diversified Financial Services	936,390	—	—	936,390
Diversified Telecommunication Services	2,134,273	—	—	2,134,273
Electronic Equipment, Instruments & Components	3,620,618	—	—	3,620,618
Energy Equipment & Services	2,640,826	—	—	2,640,826
Equity Real Estate	1,975,288	—	—	1,975,288
Food Products	1,882,532	—	—	1,882,532
Health Care Equipment & Supplies	1,361,204	—	—	1,361,204
Health Care Providers & Services	11,816,028	—	—	11,816,028
Hotels, Restaurants & Leisure	2,443,529	—	—	2,443,529
Household Durables	4,365,028	—	—	4,365,028
Independent Power and Renewable Electricity Producers	2,539,610	—	—	2,539,610
Industrial Conglomerates	3,187,850	—	—	3,187,850
Insurance	3,648,936	—	—	3,648,936
IT Services	4,950,476	—	—	4,950,476
Media	9,885,443	—	—	9,885,443
Metals & Mining	2,981,471	—	—	2,981,471
Multiline Retail	2,703,794	—	—	2,703,794
Oil, Gas & Consumable Fuels	4,311,568	—	—	4,311,568
Real Estate Management & Development	1,947,635	—	—	1,947,635
Semiconductors & Semiconductor Equipment	7,043,505	—	—	7,043,505
Specialty Retail	1,806,818	—	—	1,806,818
Technology Hardware, Storage & Peripherals	1,854,865	—	—	1,854,865

Total Common Stock	124,631,023	—	—	124,631,023

Money Market Investments	181,507	—	—	181,507

Total Investments	$124,812,530	$—	$—	$124,812,530

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK—99.7% of Net Assets

Aerospace & Defense—2.8%
Textron, Inc.	34,688	$2,360,865

Air Freight & Logistics—0.6%
FedEx Corp.	2,253	553,923

Airlines—1.4%
United Airlines Holdings, Inc.(1)	28,244	1,211,103

Auto Components—0.9%
BorgWarner, Inc.	17,385	762,332

Banks—12.8%
First Citizens BancShares, Inc.	1,414	1,101,619
KeyCorp	138,942	3,481,887
Popular, Inc.	44,797	3,994,548
Signature Bank	7,739	2,357,532

		10,935,586

Building Products—0.9%
Carlisle Cos., Inc.	3,327	743,385

Capital Markets—1.8%
Evercore, Inc.	12,045	1,503,457

Chemicals—3.1%
Corteva, Inc.	13,900	668,312
DuPont de Nemours, Inc.	3,900	298,740
International Flavors & Fragrances, Inc.	12,737	1,680,265

		2,647,317

Communications Equipment—2.0%
Juniper Networks, Inc.	50,312	1,751,864

Construction & Engineering—1.5%
Arcosa, Inc.	26,771	1,249,135

Consumer Finance—1.7%
OneMain Holdings, Inc.	28,700	1,482,642

Diversified Financial Services—3.4%
Apollo Global Management, Inc.	23,444	1,641,080
Equitable Holdings, Inc.	37,044	1,246,160

		2,887,240

Electronic Equipment, Instruments & Components—5.4%
Avnet, Inc.	33,483	1,351,374
Flex Ltd.(1)	93,650	1,515,257
II-VI, Inc.(1)	9,100	576,940
TTM Technologies, Inc.(1)	85,455	1,150,224

		4,593,795

Energy Equipment & Services—2.5%
Baker Hughes Co.	60,000	1,646,400
NOV, Inc.(1)	32,600	535,292

		2,181,692

Equity Real Estate—2.5%
Cousins Properties, Inc.	23,591	909,669
Innovative Industrial Properties, Inc.	6,058	1,200,635

		2,110,304

Food Products—1.2%
Conagra Brands, Inc.	29,043	1,009,535

Health Care Equipment & Supplies—0.6%
Envista Holdings Corp.(1)	12,481	539,678

Health Care Providers & Services—9.0%
Acadia Healthcare Co., Inc.(1)	26,536	1,397,120
Centene Corp.(1)	31,822	2,474,479
Henry Schein, Inc.(1)	11,495	865,574
Molina Healthcare, Inc.(1)	10,059	2,921,938

		7,659,111

Hotels, Restaurants & Leisure—2.6%
Darden Restaurants, Inc.	11,727	1,640,256
Travel + Leisure Co.	9,683	549,994

		2,190,250

Household Durables—9.1%
DR Horton, Inc.	15,882	1,416,992
KB Home	36,160	1,527,760
Lennar Corp.	21,777	2,092,987
Toll Brothers, Inc.	33,968	2,003,093
Whirlpool Corp.	3,520	739,869

		7,780,701

Independent Power and Renewable Electricity Producers—2.1%
AES Corp. (The)	80,300	1,781,054

Insurance—2.7%
Arch Capital Group, Ltd.(1)	33,450	1,549,404
Assured Guaranty, Ltd.	15,025	800,682

		2,350,086

Internet & Direct Marketing Retail—1.8%
eBay, Inc.	26,025	1,563,322

IT Services—1.1%
DXC Technology Co.(1)	31,400	944,512

Machinery—5.6%
Dover Corp.	2,754	467,932
Manitowoc Co., Inc. (The)(1)	95,050	1,734,663
SPX FLOW, Inc.	8,262	712,184
Terex Corp.	10,234	426,963
Westinghouse Air Brake Technologies Corp.	16,666	1,481,607

		4,823,349

Marine—0.5%
Kirby Corp.(1)	6,093	397,142

Media—2.4%
Discovery, Inc.(1)	30,835	860,605
ViacomCBS, Inc.—Class B	35,761	1,196,205

		2,056,810

Metals & Mining—2.6%
Freeport-McMoRan, Inc.	58,775	2,187,605

Multi-Utilities—0.3%
Sempra Energy	1,835	253,524

Multiline Retail—0.8%
Dollar Tree, Inc.(1)	5,000	656,100

Oil, Gas & Consumable Fuels—2.5%
ConocoPhillips	8,930	791,377
Marathon Petroleum Corp.	18,450	1,323,787

		2,115,164

Personal Products—1.5%
Coty, Inc.(1)	156,358	1,325,916

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

Pharmaceuticals—1.6%
Elanco Animal Health, Inc.(1)	33,086	$861,559
Perrigo Co. PLC	13,379	509,339

		1,370,898

Professional Services—2.3%
Jacobs Engineering Group, Inc.	14,815	1,928,617

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc.(1)	4,933	1,237,147

Semiconductors & Semiconductor Equipment—0.5%
Analog Devices, Inc.	2,555	418,943

Specialty Retail—4.2%
Dick’s Sporting Goods, Inc.	8,283	955,858
Guess?, Inc.	60,160	1,384,883
Urban Outfitters, Inc.(1)	6,104	175,307
Williams-Sonoma, Inc.	6,582	1,056,674

		3,572,722

Total Common Stock (Cost: $54,460,593)		85,136,826

MONEY MARKET INVESTMENTS—0.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	243,038	243,038

Total Money Market Investments (Cost: $243,038)		243,038

Total Investments (100.0%) (Cost: $54,703,631)		85,379,864
Liabilities In Excess Of Other Assets (0.0%)		(33,373)

Net Assets (100.0%)		$85,346,491

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	2.8%
Air Freight & Logistics	0.6
Airlines	1.4
Auto Components	0.9
Banks	12.8
Building Products	0.9
Capital Markets	1.8
Chemicals	3.1
Communications Equipment	2.0
Construction & Engineering	1.5
Consumer Finance	1.7
Diversified Financial Services	3.4
Electronic Equipment, Instruments & Components	5.4
Energy Equipment & Services	2.5
Equity Real Estate	2.5
Food Products	1.2
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	9.0
Hotels, Restaurants & Leisure	2.6
Household Durables	9.1
Independent Power and Renewable Electricity Producers	2.1
Insurance	2.7
Internet & Direct Marketing Retail	1.8
IT Services	1.1
Machinery	5.6
Marine	0.5
Media	2.4
Metals & Mining	2.6
Multi-Utilities	0.3
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	2.5
Personal Products	1.5
Pharmaceuticals	1.6
Professional Services	2.3
Real Estate Management & Development	1.4
Semiconductors & Semiconductor Equipment	0.5
Specialty Retail	4.2
Money Market Investments	0.3

Total	100.0%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,360,865	$—	$—	$2,360,865
Air Freight & Logistics	553,923	—	—	553,923
Airlines	1,211,103	—	—	1,211,103
Auto Components	762,332	—	—	762,332
Banks	10,935,586	—	—	10,935,586
Building Products	743,385	—	—	743,385
Capital Markets	1,503,457	—	—	1,503,457
Chemicals	2,647,317	—	—	2,647,317
Communications Equipment	1,751,864	—	—	1,751,864
Construction & Engineering	1,249,135	—	—	1,249,135
Consumer Finance	1,482,642	—	—	1,482,642
Diversified Financial Services	2,887,240	—	—	2,887,240
Electronic Equipment, Instruments & Components	4,593,795	—	—	4,593,795
Energy Equipment & Services	2,181,692	—	—	2,181,692
Equity Real Estate	2,110,304	—	—	2,110,304
Food Products	1,009,535	—	—	1,009,535
Health Care Equipment & Supplies	539,678	—	—	539,678
Health Care Providers & Services	7,659,111	—	—	7,659,111
Hotels, Restaurants & Leisure	2,190,250	—	—	2,190,250
Household Durables	7,780,701	—	—	7,780,701
Independent Power and Renewable Electricity Producers	1,781,054	—	—	1,781,054
Insurance	2,350,086	—	—	2,350,086
Internet & Direct Marketing Retail	1,563,322	—	—	1,563,322
IT Services	944,512	—	—	944,512
Machinery	4,823,349	—	—	4,823,349
Marine	397,142	—	—	397,142
Media	2,056,810	—	—	2,056,810
Metals & Mining	2,187,605	—	—	2,187,605
Multi-Utilities	253,524	—	—	253,524
Multiline Retail	656,100	—	—	656,100
Oil, Gas & Consumable Fuels	2,115,164	—	—	2,115,164
Personal Products	1,325,916	—	—	1,325,916
Pharmaceuticals	1,370,898	—	—	1,370,898
Professional Services	1,928,617	—	—	1,928,617
Real Estate Management & Development	1,237,147	—	—	1,237,147
Semiconductors & Semiconductor Equipment	418,943	—	—	418,943
Specialty Retail	3,572,722	—	—	3,572,722

Total Common Stock	85,136,826	—	—	85,136,826

Money Market Investments	243,038	—	—	243,038

Total Investments	$85,379,864	$—	$—	$85,379,864

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Issues	Shares	Value

COMMON STOCK —97.9% of Net Assets

Capital Markets—4.0%
Charles Schwab Corp. (The)	242,568	$21,273,214
S&P Global, Inc.	30,852	12,810,367

		34,083,581

Commercial Services & Supplies—1.7%
Waste Connections, Inc. (Canada)	114,232	14,244,730

Entertainment—1.8%
Netflix, Inc.(1)	36,118	15,427,443

Equity Real Estate—5.2%
American Tower Corp.	128,907	32,420,110
Equinix, Inc.	16,595	12,029,716

		44,449,826

Food & Staples Retailing—2.7%
Costco Wholesale Corp.	46,337	23,406,209

Health Care Equipment & Supplies—6.5%
Align Technology, Inc.(1)	45,973	22,754,796
Boston Scientific Corp.(1)	357,179	15,322,979
DexCom, Inc.(1)	40,257	17,329,834

		55,407,609

Interactive Media & Services—11.9%
Alphabet, Inc.— Class C(1)	22,277	60,459,110
Meta Platforms, Inc.(1)	131,274	41,122,893

		101,582,003

Internet & Direct Marketing Retail—5.9%
Amazon.com, Inc.(1)	17,065	51,049,436

IT Services—13.7%
Mastercard, Inc.	70,855	27,376,955
PayPal Holdings, Inc.(1)	171,794	29,538,260
Snowflake, Inc.(1)	37,694	10,399,774
Twilio, Inc.(1)	61,182	12,610,834
Visa, Inc.	166,469	37,650,294

		117,576,117

Life Sciences Tools & Services—2.4%
IQVIA Holdings, Inc.(1)	84,351	20,657,560

Pharmaceuticals—3.1%
Zoetis, Inc.	131,239	26,220,240

Professional Services—4.9%
IHS Markit, Ltd.	187,579	21,907,351
TransUnion	191,280	19,724,794

		41,632,145

Semiconductors & Semiconductor Equipment—8.1%
ASML Holding NV (Netherlands)	32,873	22,261,595
NVIDIA Corp.	194,365	47,592,214

		69,853,809

Software—19.4%
Adobe, Inc.(1)	93,300	49,850,190
Crowdstrike Holdings, Inc.(1)	64,031	11,566,560
Salesforce.com, Inc.(1)	143,953	33,487,786
ServiceNow, Inc.(1)	84,603	49,558,745
Trade Desk, Inc. (The)(1)	312,203	21,710,597

		166,173,878

Specialty Retail—4.4%
Home Depot, Inc. (The)	63,419	23,273,505
Ulta Beauty, Inc.(1)	40,045	14,565,968

		37,839,473

Textiles, Apparel & Luxury Goods—2.2%
NIKE, Inc.— Class B	126,824	18,778,830

Total Common Stock (Cost: $266,292,097)		838,382,889

MONEY MARKET INVESTMENTS—2.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)	18,504,484	18,504,484

Total Money Market Investments (Cost: $18,504,484)		18,504,484

Total Investments (100.1%) (Cost: $284,796,581)		856,887,373
Liabilities In Excess Of Other Assets (-0.1%)		(640,647)

Net Assets (100.0%)		$856,246,726

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Select Equities Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Capital Markets	4.0%
Commercial Services & Supplies	1.7
Entertainment	1.8
Equity Real Estate	5.2
Food & Staples Retailing	2.7
Health Care Equipment & Supplies	6.5
Interactive Media & Services	11.9
Internet & Direct Marketing Retail	5.9
IT Services	13.7
Life Sciences Tools & Services	2.4
Pharmaceuticals	3.1
Professional Services	4.9
Semiconductors & Semiconductor Equipment	8.1
Software	19.4
Specialty Retail	4.4
Textiles, Apparel & Luxury Goods	2.2
Money Market Investments	2.2

Total	100.1%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$34,083,581	$—	$—	$34,083,581
Commercial Services & Supplies	14,244,730	—	—	14,244,730
Entertainment	15,427,443	—	—	15,427,443
Equity Real Estate	44,449,826	—	—	44,449,826
Food & Staples Retailing	23,406,209	—	—	23,406,209
Health Care Equipment & Supplies	55,407,609	—	—	55,407,609
Interactive Media & Services	101,582,003	—	—	101,582,003
Internet & Direct Marketing Retail	51,049,436	—	—	51,049,436
IT Services	117,576,117	—	—	117,576,117
Life Sciences Tools & Services	20,657,560	—	—	20,657,560
Pharmaceuticals	26,220,240	—	—	26,220,240
Professional Services	41,632,145	—	—	41,632,145
Semiconductors & Semiconductor Equipment	69,853,809	—	—	69,853,809
Software	166,173,878	—	—	166,173,878
Specialty Retail	37,839,473	—	—	37,839,473
Textiles, Apparel & Luxury Goods	18,778,830	—	—	18,778,830

Total Common Stock	838,382,889	—	—	838,382,889

Money Market Investments	18,504,484	—	—	18,504,484

Total Investments	$856,887,373	$—	$—	$856,887,373

Note 1 — Security Valuations

Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Options contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2021	$141,369
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(104,568)
Purchases	—
Sales	—
Transfers in to Level 3	134,850
Transfers out of Level 3	—

Balance as of January 31, 2022	$171,651

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2022	$(104,568)

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2022 are as follows:

Description	Fair Value at January 31, 2022	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
Foreign Government Bonds	$171,651	Third-party Vendor	Vendor Prices	$6.250 - $10.125	$7.778

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2022, the following fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Total
Asset Derivatives
Swap Agreements	$1,282	$—	$1,282

Total Value	$1,282	$—	$1,282

Liability Derivatives
Forward Contracts	$—	$(4,107)	$(4,107)
Swap Agreements	(3,204)	—	(3,204)

Total Value	$(3,204)	$(4,107)	$(7,311)

Notional Amounts(1)
Forward Currency Contracts	$—	$589,369	$$589,369
Swap Agreements	$975,000	$—	$975,000

(1)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2022.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended January 31, 2022.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2022.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2022.

Derivatives:

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2022.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price.

When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at January 31, 2022.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2022, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2022, the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within the Fund.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2022 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2022.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—108.0% of Net Assets
CORPORATE BONDS—25.3%

Aerospace & Defense—0.2%
Boeing Co. (The)
1.43%	02/04/24	$2,650,000	$2,627,608
4.88%	05/01/25	560,000	603,327

			3,230,935

Agriculture—0.6%
BAT Capital Corp.
2.73%	03/25/31	695,000	652,710
4.39%	08/15/37	470,000	475,747
4.54%	08/15/47	1,270,000	1,238,083
5.28%	04/02/50	1,285,000	1,383,495
Imperial Brands Finance PLC 3.13%(1)	07/26/24	2,300,000	2,352,739
Reynolds American, Inc.
5.70%	08/15/35	260,000	296,620
5.85%	08/15/45	2,770,000	3,157,052

			9,556,446

Airlines—0.2%
America West Airlines, Inc. Pass-Through Certificates (01-1) (EETC) 5.98%	10/19/23	179,496	180,962
Delta Air Lines Pass-Through Trust (19-1-AA) (EETC) 3.20%	10/25/25	1,500,000	1,537,290
Northwest Airlines LLC Pass-Through Certificates (01-1-A1) (EETC) 7.04%	10/01/23	16,082	16,193
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24	222,269	227,805
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	1,068,079	1,132,143
US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC) 4.63%	12/03/26	435,890	431,680

			3,526,073

Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC
1.22% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	1,000,000	998,750
1.49% (3 mo. USD LIBOR + 1.270%)(2)	03/28/22	445,000	445,292
General Motors Financial Co., Inc.
3.15%	06/30/22	1,540,000	1,551,701
3.45%	04/10/22	310,000	310,781

			3,306,524

Banks—7.7%
ABN AMRO Bank NV 2.47% (U.S. 1 year Treasury Constant Maturity Rate + 1.100%)(1),(2),(2)	12/13/29	1,700,000	1,647,861
Bank of America Corp.
1.66% (SOFR + 0.910%)(2)	03/11/27	6,355,000	6,175,108
1.73% (SOFR + 0.960%)(2)	07/22/27	2,535,000	2,460,572
2.09% (SOFR + 1.060%)(2)	06/14/29	2,200,000	2,116,576
2.57% (SOFR + 1.210%)(2)	10/20/32	320,000	310,458
2.69% (SOFR + 1.320%)(2)	04/22/32	500,000	489,615
2.88% (3 mo. USD LIBOR + 1.190%)(2)	10/22/30	430,000	430,477
3.00% (3 mo. USD LIBOR +0.790%)(2)	12/20/23	5,425,000	5,509,176
3.97% (3 mo. USD LIBOR + 1.210%)(2)	02/07/30	1,125,000	1,205,530
Citigroup, Inc.
1.46% (SOFR + 0.770%)(2)	06/09/27	3,685,000	3,538,595
3.11% (SOFR + 2.842%)(2)	04/08/26	1,580,000	1,623,141
4.41% (SOFR + 3.914%)(2)	03/31/31	1,225,000	1,349,797
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(1),(2)	02/02/27	2,500,000	2,365,000
2.19% (SOFR + 2.044%)(1),(2)	06/05/26	2,645,000	2,612,214
2.59% (SOFR + 1.560%)(1),(2)	09/11/25	185,000	186,068
3.09% (SOFR + 1.730%)(1),(2)	05/14/32	1,545,000	1,502,574
4.28% (1)	01/09/28	1,360,000	1,442,525
DNB Bank ASA 1.61% (U.S. 1 year Treasury Constant Maturity Rate + 0.680%)(1),(2)	03/30/28	2,570,000	2,455,722
Goldman Sachs Group, Inc. (The)
1.09% (SOFR + 0.789%)(2)	12/09/26	705,000	671,012
1.22%	12/06/23	4,225,000	4,205,227
1.43% (SOFR + 0.798%)(2)	03/09/27	5,260,000	5,050,862
1.54% (SOFR + 0.818%)(2)	09/10/27	880,000	841,174
1.95% (SOFR + 0.913%)(2)	10/21/27	1,695,000	1,650,083
3.10% (SOFR + 1.410%)(2)	02/24/33	1,240,000	1,248,102
3.20%	02/23/23	960,000	979,882
3.27% (3 mo. USD LIBOR + 1.201%)(2)	09/29/25	3,085,000	3,177,684
HSBC Holdings PLC
1.59% (SOFR + 1.290%)(2)	05/24/27	4,300,000	4,124,770
2.01% (SOFR + 1.732%)(2)	09/22/28	2,365,000	2,267,704
2.21% (SOFR+ 1.285%)(2)	08/17/29	2,570,000	2,450,701
2.25% (SOFR + 1.100%)(2)	11/22/27	985,000	964,955
HSBC Holdings PLC (United Kingdom) 2.63% (SOFR + 1.402%)(2)	11/07/25	535,000	540,671
JPMorgan Chase & Co.
0.70% (SOFR + 0.580%)(2)	03/16/24	790,000	784,841
0.97% (SOFR + 0.580%)(2)	06/23/25	6,625,000	6,483,026
1.56% (SOFR + 0.605%)(2)	12/10/25	2,580,000	2,541,558

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
1.58% (SOFR + 0.885%)(2)	04/22/27	$4,360,000	$4,219,564
2.96%(3)	01/25/33	4,120,000	4,146,203
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 year Treasury Constant Maturity Rate + 0.850%)(2)	05/11/27	1,500,000	1,449,000
2.91% (3 mo. USD LIBOR + 0.810%)(2)	11/07/23	3,525,000	3,565,598
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	1,600,000	1,669,449
Macquarie Group, Ltd. (Australia)
1.34% (SOFR + 1.069%)(1),(2)	01/12/27	2,510,000	2,402,336
2.87% (SOFR + 1.532%)(1),(2)	01/14/33	1,740,000	1,678,239
Morgan Stanley
0.79% (SOFR + 0.509%)(2)	01/22/25	1,020,000	1,000,028
1.51% (SOFR + 0.858%)(2)	07/20/27	4,985,000	4,791,881
1.59% (SOFR + 0.879%)(2)	05/04/27	2,470,000	2,386,267
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	3,140,000	3,283,184
Santander UK Group Holdings PLC (United Kingdom)
1.09% (SOFR + 0.787%)(2)	03/15/25	3,265,000	3,199,635
1.67% (SOFR + 0.989%)(2)	06/14/27	285,000	273,934
2.47% (SOFR + 1.220%)(2)	01/11/28	465,000	458,834
3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	190,000	193,182
3.82% (3 mo. USD LIBOR + 1.400%)(2)	11/03/28	1,175,000	1,231,190
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	960,000	1,008,690
Santander UK PLC (United Kingdom) 5.00%(1)	11/07/23	2,460,000	2,589,531
UBS AG/London (Switzerland) 0.70%(1)	08/09/24	2,585,000	2,524,821
Wells Fargo & Co.
2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	3,610,000	3,612,561
2.19% (SOFR + 2.000%)(2)	04/30/26	3,645,000	3,642,677
2.39% (SOFR + 2.100%)(2)	06/02/28	630,000	625,288
2.88% (SOFR + 1.432%)(2)	10/30/30	285,000	286,818
3.58% (3 mo. USD LIBOR + 1.310%)(2)	05/22/28	1,015,000	1,066,652

			126,708,823

Beverages—0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46	3,325,000	3,941,494
Bacardi, Ltd.
2.75%(1)	07/15/26	750,000	754,988
4.45%(1)	05/15/25	1,780,000	1,901,045

			6,597,527

Chemicals—0.2%
Ecolab, Inc. 2.70%	12/15/51	1,695,000	1,537,958
International Flavors & Fragrances, Inc. 5.00%	09/26/48	1,975,000	2,399,617

			3,937,575

Commercial Services—0.3%
IHS Markit, Ltd.
3.63%	05/01/24	1,000,000	1,039,154
4.00%(1)	03/01/26	1,015,000	1,085,294
4.75%(1)	02/15/25	750,000	807,236
4.75%	08/01/28	1,750,000	1,986,723

			4,918,407

Computers—0.1%
Apple, Inc.
2.65%	02/08/51	1,000,000	909,830
3.85%	05/04/43	275,000	304,879

			1,214,709

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	1,655,000	1,626,898
3.00%	10/29/28	4,345,000	4,263,444
3.88%	01/23/28	430,000	449,981
Air Lease Corp.
3.25%	03/01/25	1,300,000	1,335,052
3.63%	12/01/27	640,000	659,253
Avolon Holdings Funding, Ltd.
2.53%(1)	11/18/27	769,000	730,057
2.88%(1)	02/15/25	1,550,000	1,566,012
3.95%(1)	07/01/24	405,000	418,584
5.25%(1)	05/15/24	115,000	122,150
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	2,535,000	2,521,058
LSEGA Financing PLC (United Kingdom) 2.00%(1)	04/06/28	2,470,000	2,380,837
Park Aerospace Holdings, Ltd.
4.50%(1)	03/15/23	2,715,000	2,783,567
5.50%(1)	02/15/24	108,000	114,079
Raymond James Financial, Inc. 4.95%	07/15/46	460,000	557,193

			19,528,165

Electric—1.3%
Appalachian Power Co. 4.45%	06/01/45	690,000	790,375
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,417,525
El Paso Electric Co. 3.30%	12/15/22	2,065,000	2,087,008
Indiana Michigan Power Co. 4.55%	03/15/46	920,000	1,071,217
ITC Holdings Corp. 2.95%(1)	05/14/30	2,000,000	1,997,854
Jersey Central Power & Light Co. 2.75%(1)	03/01/32	2,575,000	2,536,066
Metropolitan Edison Co. 3.50%(1)	03/15/23	3,030,000	3,073,985
MidAmerican Energy Co. 5.80%	10/15/36	1,655,000	2,168,843
NextEra Energy Capital Holdings, Inc. 0.43% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	3,000,000	3,003,960

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited) (cont’d)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)
Niagara Mohawk Power Corp. 2.72%(1)	11/28/22	$920,000	$931,824
Tucson Electric Power Co. 4.00%	06/15/50	1,500,000	1,639,545

			20,718,202

Engineering & Construction—0.1%
Airport Authority Hk Sr Unsecured 144a 01/52 3.25 3.25%	01/12/52	1,710,000	1,685,727

Financial—0.3%
Citigroup, Inc. 3.06%(3)	01/25/33	1,755,000	1,772,252
Morgan Stanley, Inc. 2.94%(3)	01/21/33	3,295,000	3,302,512

			5,074,764

Food—0.6%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%(1)	05/15/32	1,875,000	1,770,900
JBS USA/ Food Finance Company 3.00%(1)	02/02/29	1,445,000	1,416,374
Kraft Heinz Foods Co.
4.88%	10/01/49	537,000	613,479
5.00%	06/04/42	2,133,000	2,433,531
5.20%	07/15/45	775,000	899,717
Smithfield Foods, Inc. 2.63%(1)	09/13/31	2,565,000	2,422,104

			9,556,105

Gas—0.2%
KeySpan Gas East Corp.
3.59%(1)	01/18/52	1,150,000	1,097,779
5.82%(1)	04/01/41	1,551,000	1,945,543

			3,043,322

Health Care-Services—1.5%
Anthem, Inc. 3.65%	12/01/27	2,405,000	2,559,942
Centene Corp. 3.00%	10/15/30	3,888,000	3,778,728
CommonSpirit Health
2.78%	10/01/30	955,000	959,842
4.35%	11/01/42	600,000	672,732
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	1,650,000	1,602,381
HCA, Inc.
2.38%	07/15/31	715,000	669,018
4.13%	06/15/29	3,946,000	4,195,861
4.50%	02/15/27	455,000	490,224
5.00%	03/15/24	620,000	657,609
5.25%	04/15/25	1,770,000	1,927,494
5.25%	06/15/26	930,000	1,017,057
5.25%	06/15/49	600,000	708,347
Humana, Inc. 2.15%	02/03/32	2,055,000	1,912,588
Saint Barnabas Health Care System 4.00%	07/01/28	3,290,000	3,548,332

			24,700,155

Insurance—1.3%
Athene Global Funding
1.99%(1)	08/19/28	4,000,000	3,792,800
2.72%(1)	01/07/29	240,000	234,602
Farmers Exchange Capital 7.20%(1)	07/15/48	1,495,000	2,080,555
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,514,300
Nationwide Mutual Insurance Co. 2.49% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	4,000,000	4,005,161
New York Life Insurance Co. 3.75%(1)	05/15/50	1,475,000	1,589,864
Protective Life Global Funding 1.62%(1)	04/15/26	2,955,000	2,896,255
Teachers Insurance & Annuity Association of America
3.30%(1)	05/15/50	2,980,000	2,937,088
4.27%(1)	05/15/47	130,000	150,171
Willis North America, Inc. 4.50%	09/15/28	1,445,000	1,577,862

			21,778,658

Internet—0.2%
Tencent Holdings, Ltd.
3.68%(1)	04/22/41	825,000	811,869
3.84%(1)	04/22/51	825,000	818,194
3.98%(1)	04/11/29	740,000	787,380

			2,417,443

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%	03/01/50	495,000	509,117
5.13%	07/01/49	1,080,000	1,152,662
5.38%	04/01/38	1,475,000	1,632,781
5.38%	05/01/47	1,205,000	1,335,273
5.75%	04/01/48	1,028,000	1,187,905
ViacomCBS, Inc. 4.20%	05/19/32	1,460,000	1,581,691
Walt Disney Co. (The)
3.60%	01/13/51	1,080,000	1,134,231

			8,533,660

Miscellaneous Manufacturers—0.2%
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.42%	11/15/35	220,000	251,235
General Electric Co.
0.64% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,648,560
6.75%	03/15/32	539,000	708,459

			3,608,254

Oil & Gas—0.4%
Exxon Mobil Corp.
3.45%	04/15/51	2,330,000	2,418,449
Petroleos Mexicanos
6.63%	06/15/35	60,000	55,980
6.75%	09/21/47	2,625,000	2,256,292
6.95%	01/28/60	510,000	436,815
7.69%	01/23/50	1,505,000	1,396,896

			6,564,432

Packaging & Containers—0.3%
Amcor Finance USA, Inc. 3.63%	04/28/26	1,380,000	1,451,870
Berry Global, Inc.
1.57%	01/15/26	3,645,000	3,525,736
4.88%(1)	07/15/26	580,000	594,398

			5,572,004

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals—1.3%
AbbVie, Inc.
4.40%	11/06/42	$1,840,000	$2,071,822
4.45%	05/14/46	1,035,000	1,168,618
4.50%	05/14/35	267,000	302,362
Bayer US Finance II LLC
4.25%(1)	12/15/25	845,000	901,475
4.38%(1)	12/15/28	4,540,000	4,918,905
4.63%(1)	06/25/38	500,000	559,310
4.88%(1)	06/25/48	2,430,000	2,814,502
Cigna Corp.
3.40%	03/15/51	500,000	479,350
4.13%	11/15/25	1,525,000	1,629,512
CVS Health Corp.
3.88%	07/20/25	1,477,000	1,564,140
5.05%	03/25/48	3,835,000	4,702,822

			21,112,818

Pipelines—1.0%
Enbridge Energy Partners LP 5.88%	10/15/25	333,000	373,763
Energy Transfer LP
4.95%	06/15/28	200,000	220,682
5.00%	05/15/50	1,780,000	1,933,116
5.15%	03/15/45	1,870,000	2,014,377
5.40%	10/01/47	1,763,000	1,966,503
5.95%	10/01/43	630,000	726,265
Plains All American Pipeline LP / PAA Finance Corp. 3.80%	09/15/30	375,000	383,146
Rockies Express Pipeline LLC
4.95%(1)	07/15/29	2,000,000	2,029,620
6.88%(1)	04/15/40	350,000	369,250
Ruby Pipeline LLC 8.00%(1),(4),(5)	04/01/22	1,353,030	1,197,432
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	3,028,701
TC PipeLines LP 4.38%	03/13/25	710,000	751,235
Texas Eastern Transmission LP 2.80%(1)	10/15/22	920,000	928,252
TransCanada PipeLines, Ltd. (Canada) 6.10%	06/01/40	375,000	490,084

			16,412,426

REIT—1.2%
American Campus Communities Operating Partnership LP
3.30%	07/15/26	1,000,000	1,043,271
4.13%	07/01/24	1,425,000	1,501,308
Boston Properties LP 3.25%	01/30/31	965,000	983,480
CyrusOne LP / CyrusOne Finance Corp. 2.15%	11/01/30	1,750,000	1,722,158
3.45%	11/15/29	975,000	1,044,118
GLP Capital LP / GLP Financing II, Inc.
4.00%	01/15/30	265,000	273,798
5.30%	01/15/29	1,280,000	1,419,136
5.38%	11/01/23	1,000,000	1,055,070
5.38%	04/15/26	1,823,000	1,971,720
5.75%	06/01/28	1,600,000	1,798,467
Healthcare Trust of America Holdings LP 2.00%	03/15/31	2,350,000	2,172,587
Lexington Realty Trust 2.38%	10/01/31	855,000	793,936
SL Green Operating Partnership LP 3.25%	10/15/22	2,380,000	2,413,058
Ventas Realty LP 2.50%	09/01/31	1,705,000	1,632,418

			19,824,525

Retail—0.1%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(1)	07/26/27	1,710,000	1,798,615

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(1),(2)	04/26/23	800,000	804,229
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	2,670,000	2,729,407
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	400,000	415,064

			3,948,700

Semiconductors—0.2%
Broadcom, Inc. 3.42%(1)	04/15/33	1,100,000	1,095,919
4.30%	11/15/32	640,000	685,024
Intel Corp.
3.05%	08/12/51	1,868,000	1,763,280

			3,544,223

Software—0.3%
Oracle Corp. 3.60%	04/01/50	2,000,000	1,776,394
3.95%	03/25/51	2,425,000	2,291,892

			4,068,286

Telecommunications—2.8%
AT&T, Inc.
2.55%	12/01/33	4,625,000	4,352,106
3.80%	12/01/57	5,286,000	5,177,101
4.75%	05/15/46	1,130,000	1,295,230
4.85%	03/01/39	1,554,000	1,777,574
5.25%	03/01/37	2,155,000	2,561,368
Level 3 Financing, Inc.
3.40%(1)	03/01/27	575,000	582,987
3.88%(1)	11/15/29	4,170,000	4,104,864
Qwest Corp. 7.25%	09/15/25	920,000	1,046,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%(1)	03/20/25	5,143,125	5,374,077
5.15%(1)	09/20/29	2,505,000	2,733,832
T-Mobile USA, Inc.
2.55%	02/15/31	657,000	626,384
3.75%	04/15/27	1,675,000	1,762,100
3.88%	04/15/30	4,155,000	4,360,865
4.38%	04/15/40	1,990,000	2,139,294
Verizon Communications, Inc.
2.36%(1)	03/15/32	3,175,000	3,016,663
2.55%	03/21/31	825,000	805,637
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	1,897,000	2,212,702
5.25%	05/30/48	1,390,000	1,675,921

			45,605,205

Water—0.2%
American Water Capital Corp. 3.45%	05/01/50	2,385,000	2,399,262

Total Corporate Bonds (Cost: $411,934,133)			414,491,970

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS—0.6%
City of New York NY, General Obligation Unlimited
1.82%	08/01/30	$1,325,000	$1,261,999
3.00%	08/01/34	380,000	395,080
Metropolitan Transportation Authority, Revenue Bond 5.18%	11/15/49	335,000	428,317
New York City Transitional Finance Authority Future Tax Secured Revenue 2.45%	11/01/34	2,485,000	2,410,304
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
2.00%	08/01/35	1,000,000	926,605
2.40%	11/01/32	585,000	578,357
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	3,115,000	3,171,839

Total Municipal Bonds (Cost: $9,285,451)			9,172,501

ASSET-BACKED SECURITIES—6.2%
321 Henderson Receivables I LLC (13-3A-A) 4.08% (1)	01/17/73	1,216,980	1,327,682
321 Henderson Receivables I LLC (14-2A-A) 3.61% (1)	01/17/73	1,450,309	1,545,370
AGL CLO, Ltd. (20-7A-BR) 1.94% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/15/34	4,385,000	4,387,631
AIG CLO, Ltd. (18-1A-A1R) 1.37% (3 mo. USD LIBOR + 1.120%)(1),(2)	04/20/32	4,300,000	4,302,795
AMMC CLO XIII, Ltd. (13-13A-A1R2) 1.32% (3 mo. USD LIBOR + 1.050%)(1),(2)	07/24/29	4,500,000	4,502,794
Ares LXII CLO, Ltd. (21-62A-B) 1.87% (3 mo. USD LIBOR + 1.650%)(1),(2)	01/25/34	4,000,000	4,004,400
BDS, Ltd. (19-FL4-A) 1.20% (1 mo. USD LIBOR + 1.100%)(1),(2)	08/15/36	3,702,542	3,706,184
Brazos Education Loan Authority, Inc. (12-1-A1) 0.81% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	522,483	519,905
Brazos Higher Education Authority, Inc. (10-1-A2) 1.38% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	675,000	680,271
Brazos Higher Education Authority, Inc. (11-1-A3) 1.23% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,709,088
CIFC Funding, Ltd (21-7A-A1) 1.26% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/23/35	4,300,000	4,300,645
Citigroup Mortgage Loan Trust 2006-AMC1 (06-AMC1-A1) 0.40% (1 mo. USD LIBOR + 0.290%)(1),(2)	09/25/36	9,210,457	9,167,784
Dryden XXVI Senior Loan Fund (13-26A-AR) 1.14% (3 mo. USD LIBOR + 0.900%)(1),(2)	04/15/29	2,109,667	2,107,030
Educational Funding of the South, Inc. (11-1-A2) 0.91% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	630,171	628,888
Educational Services of America, Inc. (12-2-A) 0.84% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	327,287	327,447
Global SC Finance SRL (14-1A-A2) 3.09% (1)	07/17/29	771,250	771,967
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.24% (3 mo. USD LIBOR + 1.110%)(1),(2)	10/29/29	3,100,000	3,104,024
Higher Education Funding I (14-1-A) 1.23% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	1,340,331	1,345,202
Madison Park Funding XLVIII, Ltd. (21-48A-A) 1.40% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	4,320,000	4,324,536
Navient Private Education Refi Loan Trust 2021-G (21-GA-A) 1.58% (1)	04/15/70	3,635,628	3,588,342
Navient Student Loan Trust (14-3-A) 0.73% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	2,971,643	2,952,361
Navient Student Loan Trust (14-4-A) 0.73% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,492,526	1,482,688
Nelnet Student Loan Trust (14-4A-A2) 1.06% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	3,011,035
OCP CLO 2020-19, Ltd. (20-19A-AR) 1.40% (3 mo. USD LIBOR + 1.150%)(1),(2)	10/20/34	3,600,000	3,599,748
Octagon Investment Partners XIV, Ltd. (12-1A-AARR) 1.19% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/15/29	4,100,000	4,097,335
PHEAA Student Loan Trust (15-1A-A) 0.71% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	1,180,825	1,169,986
Skyline Trust (2020-1 A) 3.23% (5),(3)	07/03/38	4,748,368	4,666,199
SLM Student Loan Trust (03-7A-A5A) 1.40% (3 mo. USD LIBOR + 1.200%)(1),(2)	12/15/33	2,104,387	2,111,345
SLM Student Loan Trust (08-2-B) 1.46% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	676,274
SLM Student Loan Trust (08-3-B) 1.46% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	674,343
SLM Student Loan Trust (08-4-A4) 1.91% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	3,620,859	3,667,128
SLM Student Loan Trust (08-4-B) 2.11% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	706,671

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust (08-5-B) 2.11% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	$710,000	$709,755
SLM Student Loan Trust (08-6-A4) 1.36% (3 mo. USD LIBOR + 1.100%)(2)	07/25/23	3,019,786	3,024,332
SLM Student Loan Trust (08-6-B) 2.11% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	716,392
SLM Student Loan Trust (08-7-B) 2.11% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	714,501
SLM Student Loan Trust (08-8-B) 2.51% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	712,453
SLM Student Loan Trust (08-9-A) 1.76% (3 mo. USD LIBOR + 1.500%)(2)	04/25/23	1,075,075	1,082,345
SLM Student Loan Trust (08-9-B) 2.51% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	714,180
SLM Student Loan Trust (11-2-A2) 1.31% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	1,932,696	1,943,069
SLM Student Loan Trust (12-7-A3) 0.76% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	1,659,090	1,629,354
Vantage Data Centers Issuer LLC (18-2A-A2) 4.20%(1)	11/16/43	4,154,150	4,237,396

Total Asset-backed Securities (Cost: $100,244,410)			100,650,875

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Fannie Mae, Pool #AN0245 3.42%	11/01/35	1,931,613	2,095,994
Fannie Mae, Pool #BL6060 2.46%	04/01/40	1,840,000	1,833,557
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3) 3.75%	04/25/33	4,045,000	4,629,383

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,934,254)			8,558,934

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.0%
BAMLL Commercial Mortgage Securities Trust (18-PARK-A) 4.09%(1),(3)	08/10/38	1,930,000	2,110,019
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	585,000	603,675
BXHPP Trust (21-FILM-A) 0.76% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/15/36	3,000,000	2,984,712
CALI Mortgage Trust (19-101C-A) 3.96%(1)	03/10/39	1,285,000	1,389,463
Citigroup Commercial Mortgage Trust (20-WSS-A) 2.06% (1 mo. USD LIBOR + 1.950%)(1),(2)	02/15/39	3,905,573	3,914,781
COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3) 3.35%	10/10/48	4,738,975	4,903,833
CPT Mortgage Trust (19-CPT-A) 2.87%(1)	11/13/39	1,105,000	1,124,417
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	1,180,000	1,203,083
GS Mortgage Securities Trust (12-GCJ7-AS) 4.09%	05/10/45	5,529,000	5,540,021
Hudson Yards Mortgage Trust (19-30HY-A) 3.23% (1)	07/10/39	2,185,000	2,280,232
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	1,180,000	1,213,637
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	1,160,000	1,227,189
JPMorgan Mortgage Trust (21-14-A3) 2.50%(1),(3)	05/25/52	5,588,542	5,465,856
JPMorgan Mortgage Trust (22-1 A3) 2.50%(1)	07/25/52	9,500,000	9,285,508
Manhattan West Mortgage Trust (20-1MW-A) 2.13%(1)	09/10/39	1,720,000	1,699,816
MKT Mortgage Trust (20-525M-A) 2.69%(1)	02/12/40	1,540,000	1,532,662
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	1,495,000	1,487,036
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1) 3.87%(1),(3)	01/05/43	1,710,000	1,718,855
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	70,000	74,219

Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $49,884,365)			49,759,014

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—29.6%
Fannie Mae, Pool #BN7755 3.00%	09/01/49	3,399,060	3,508,558
Fannie Mae, Pool #FM2318 3.50%	09/01/49	337,409	354,423
Fannie Mae, Pool #MA4152 2.00%	10/01/40	5,918,088	5,864,722
Fannie Mae, Pool #MA4387 2.00%	07/01/41	3,233,538	3,195,577
Fannie Mae (19-79-FA) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	01/25/50	1,872,178	1,878,838
Fannie Mae (01-14-SH) (I/F) 27.45% (-1 mo. USD LIBOR + 27.825%)(2)	03/25/30	64,731	96,139
Fannie Mae (01-34-FV) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	88,212	88,685
Fannie Mae (04-W10-A6) (PAC) 5.75%	08/25/34	877,660	916,489
Fannie Mae (07-89-GF) 0.63% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	370,147	374,776
Fannie Mae (08-30-SA) (I/O) (I/F) 6.74% (-1 mo. USD LIBOR + 6.850%)(2)	04/25/38	64,385	14,100
Fannie Mae (08-62-SN) (I/O) (I/F) 6.09% (-1 mo. USD LIBOR + 6.200%)(2)	07/25/38	49,339	7,129
Fannie Mae (09-64-TB) 4.00%	08/25/29	757,945	797,357
Fannie Mae (09-68-SA) (I/O) (I/F) 6.64% (-1 mo. USD LIBOR + 6.750%)(2)	09/25/39	48,717	9,905
Fannie Mae (10-26-AS) (I/O) (I/F) 6.22% (-1 mo. USD LIBOR + 6.330%)(2)	03/25/40	689,586	93,727

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (11-111-DB) 4.00%	11/25/41	$1,507,557	$1,609,553
Fannie Mae (18-38-LA) 3.00%	06/25/48	1,160,004	1,192,064
Fannie Mae (18-43-CT) 3.00%	06/25/48	866,492	890,437
Fannie Mae, Pool #254634 5.50%	02/01/23	1,232	1,253
Fannie Mae, Pool #596686 6.50%	11/01/31	9,530	10,459
Fannie Mae, Pool #727575 5.00%	06/01/33	26,042	27,777
Fannie Mae, Pool #748751 5.50%	10/01/33	36,288	37,597
Fannie Mae, Pool #AB2127 3.50%	01/01/26	306,732	320,571
Fannie Mae, Pool #AL0209 4.50%	05/01/41	387,822	427,941
Fannie Mae, Pool #AL0851 6.00%	10/01/40	355,313	406,926
Fannie Mae, Pool #AS9830 4.00%	06/01/47	728,152	774,948
Fannie Mae, Pool #CA1710 4.50%	05/01/48	1,841,807	1,971,163
Fannie Mae, Pool #CA1711 4.50%	05/01/48	1,246,483	1,337,158
Fannie Mae, Pool #CA2208 4.50%	08/01/48	1,081,971	1,158,162
Fannie Mae, Pool #CA2327 4.00%	09/01/48	564,595	608,982
Fannie Mae, Pool #FM2870 3.00%	03/01/50	2,201,062	2,271,968
Fannie Mae, Pool #MA1146 4.00%	08/01/42	789,353	858,908
Fannie Mae, Pool #MA1561 3.00%	09/01/33	1,536,741	1,597,052
Fannie Mae, Pool #MA1584 3.50%	09/01/33	2,259,433	2,385,937
Fannie Mae, Pool #MA3182 3.50%	11/01/47	391,211	410,712
Fannie Mae, Pool #MA4093 2.00%	08/01/40	4,791,204	4,747,947
Freddie Mac, Pool #SD0231 3.00%	01/01/50	5,071,278	5,232,665
Freddie Mac, Pool #ZM1779 3.00%	09/01/46	1,356,940	1,400,783
Freddie Mac (2439-KZ) 6.50%	04/15/32	76,373	86,031
Freddie Mac (2575-FD) (PAC) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	192,815	194,977
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	73,457	77,808
Freddie Mac (3315-S) (I/O) (I/F) 6.30% (-1 mo. USD LIBOR + 6.410%)(2)	05/15/37	11,112	1,472
Freddie Mac (3339-JS) (I/F) 42.14% (-1 mo. USD LIBOR + 42.835%)(2)	07/15/37	268,889	531,821
Freddie Mac (3351-ZC) 5.50%	07/15/37	184,948	204,122
Freddie Mac (3380-SM) (I/O) (I/F) 6.30% (-1 mo. USD LIBOR + 6.410%)(2)	10/15/37	299,751	54,376
Freddie Mac (3382-FL) 0.81% (-1 mo. USD LIBOR + 0.700%)(2)	11/15/37	71,530	71,143
Freddie Mac (3439-SC) (I/O) (I/F) 5.79% (-1 mo. USD LIBOR + 5.900%)(2)	04/15/38	1,169,146	159,335
Freddie Mac (3578-DI) (I/O) (I/F) 6.54% (-1 mo. USD LIBOR + 6.650%)(2)	04/15/36	430,411	65,391
Freddie Mac (4818-CA) 3.00%	04/15/48	595,512	611,583
Freddie Mac, Pool #A97179 4.50%	03/01/41	1,223,926	1,362,187
Freddie Mac, Pool #C90526 5.50%	02/01/22	7	7
Freddie Mac, Pool #G06360 4.00%	03/01/41	1,465,626	1,610,212
Freddie Mac, Pool #G06498 4.00%	04/01/41	1,020,862	1,110,102
Freddie Mac, Pool #G06499 4.00%	03/01/41	644,425	697,155
Freddie Mac, Pool #G07849 3.50%	05/01/44	807,295	857,407
Freddie Mac, Pool #G07924 3.50%	01/01/45	1,232,038	1,308,514
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,474,898	1,523,363
Freddie Mac, Pool #G08711 3.50%	06/01/46	2,472,029	2,607,853
Freddie Mac, Pool #G08715 3.00%	08/01/46	2,807,424	2,899,676
Freddie Mac, Pool #G08716 3.50%	08/01/46	1,711,939	1,806,000
Freddie Mac, Pool #G08721 3.00%	09/01/46	2,275,104	2,349,864
Freddie Mac, Pool #G08722 3.50%	09/01/46	673,516	710,522
Freddie Mac, Pool #G08726 3.00%	10/01/46	2,182,335	2,254,046
Freddie Mac, Pool #G08732 3.00%	11/01/46	2,179,674	2,251,298
Freddie Mac, Pool #G08792 3.50%	12/01/47	1,809,636	1,893,184
Freddie Mac, Pool #G08816 3.50%	06/01/48	340,262	355,166
Freddie Mac, Pool #G08826 5.00%	06/01/48	365,289	398,078
Freddie Mac, Pool #G08843 4.50%	10/01/48	1,404,703	1,505,460
Freddie Mac, Pool #G16584 3.50%	08/01/33	1,524,058	1,593,078
Freddie Mac, Pool #G18592 3.00%	03/01/31	804,938	834,368
Freddie Mac, Pool #G18670 3.00%	12/01/32	525,929	546,130
Freddie Mac, Pool #G18713 3.50%	11/01/33	1,004,573	1,050,384
Freddie Mac, Pool #G60038	01/01/44	1,121,861	1,188,650
4.00%	12/01/45	601,779	650,084
Freddie Mac, Pool #G67700 3.50%	08/01/46	951,077	1,008,330
Freddie Mac, Pool #G67703 3.50%	04/01/47	5,742,835	6,084,953

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac, Pool #G67706 3.50%	12/01/47	$3,655,963	$3,870,333
Freddie Mac, Pool #G67707 3.50%	01/01/48	7,543,429	8,027,276
Freddie Mac, Pool #G67708 3.50%	03/01/48	6,533,860	6,905,530
Freddie Mac, Pool #G67710 3.50%	03/01/48	5,240,115	5,526,254
Freddie Mac, Pool #G67711 4.00%	03/01/48	1,931,309	2,082,759
Freddie Mac, Pool #G67718 4.00%	01/01/49	1,833,354	1,965,887
Freddie Mac, Pool #Q05261 3.50%	12/01/41	1,233,305	1,312,154
Freddie Mac, Pool #Q20178 3.50%	07/01/43	2,421,747	2,604,358
Freddie Mac, Pool #SD7513 3.50%	04/01/50	662,791	700,249
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	1,248,241	1,338,166
Ginnie Mae (08-27-SI) (I/O) (I/F) 6.37% (-1 mo. USD LIBOR + 6.470%)(2)	03/20/38	181,843	35,757
Ginnie Mae (08-81-S) (I/O) (I/F) 6.10% (-1 mo. USD LIBOR + 6.200%)(2)	09/20/38	715,024	134,028
Ginnie Mae (10-1-S) (I/O) (I/F) 5.65% (-1 mo. USD LIBOR + 5.750%)(2)	01/20/40	1,054,429	91,085
Ginnie Mae (18-124-NW) 3.50%	09/20/48	1,009,210	1,058,971
Ginnie Mae, Pool #608259 4.50%	08/15/33	22,585	25,135
Ginnie Mae, Pool #782114 5.00%	09/15/36	71,224	81,542
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	492,032	508,867
Ginnie Mae, Pool #MA4127 3.50%	12/20/46	1,550,541	1,629,466
Ginnie Mae II, Pool #MA6030 3.50%	07/20/49	117,016	119,364
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	1,150,884	1,210,123
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	1,111,879	1,168,068
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,097,115	1,152,557
Ginnie Mae II, Pool #MA4126 3.00%	12/20/46	2,921,656	3,021,620
Ginnie Mae II, Pool #MA4196 3.50%	01/20/47	912,029	956,693
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	394,795	432,150
Ginnie Mae II, Pool #MA4510 3.50%	06/20/47	452,819	473,109
Ginnie Mae II, Pool #MA4589 5.00%	07/20/47	933,978	1,022,368
Ginnie Mae II, Pool #MA4722 5.00%	09/20/47	321,130	350,518
Ginnie Mae II, Pool #MA4777 3.00%	10/20/47	354,044	365,484
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	1,378,551	1,425,330
Ginnie Mae II, Pool #MA4837 3.50%	11/20/47	2,926,370	3,057,497
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	873,498	926,891
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	1,459,838	1,542,957
Ginnie Mae II, Pool #MA5078 4.00%	03/20/48	1,072,955	1,136,348
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	2,174,978	2,291,637
Ginnie Mae II, Pool #MA5466 4.00%	09/20/48	71,680	75,370
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	133,571	141,436
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	754,971	766,378
Ginnie Mae II TBA, 30 Year
2.00%(6)	09/01/51	15,625,000	15,448,410
2.50%(6)	10/01/51	21,950,000	22,088,902
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(6)	11/01/36	3,425,000	3,372,020
1.50%(6)	11/01/36	9,225,000	9,067,887
2.00%(6)	11/01/36	2,375,000	2,381,680
2.00%(6)	02/17/37	18,250,000	18,338,701
3.00%(6)	04/01/49	9,375,000	9,554,836
Uniform Mortgage-Backed Securities TBA, 30 Year
2.00%(6)	10/01/51	128,800,000	125,292,642
2.50%(6)	11/01/51	126,925,000	126,403,841
3.00%(6)	04/01/49	3,575,000	3,653,762

Total Residential Mortgage-Backed Securities—Agency (Cost: $480,314,438)			484,531,914

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—2.5%
Aames Mortgage Investment Trust (06-1-A4) 0.67% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	782,086	780,827
Ajax Mortgage Loan Trust (19-F-A1) 2.86%(1)	07/25/59	2,653,469	2,631,161
CIM Trust (17-7-A) 3.00%(1),(3)	04/25/57	1,431,514	1,443,880
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2) 5.75%(7)	08/25/35	235,380	190,768
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	3,570	3,692
CSMC Series, Ltd. (10-3R-2A3) 4.12%(1),(3)	12/26/36	428,206	429,981
CSMC Series, Ltd. (15-5R-1A1) 1.00%(1),(3)	09/27/46	456,452	456,452
CSMC Trust (18-RPL9-A) 3.85%(1),(3)	09/25/57	2,879,252	2,973,869
GS Mortgage-Backed Securities Trust (18-RPL1-A1A) 3.75%(1)	10/25/57	2,727,351	2,782,644
GSAA Home Equity Trust (05-11-2A2) 0.75% (1 mo. USD LIBOR + 0.640%)(2)	10/25/35	1,223,194	1,224,328
IndyMac Index Mortgage Loan Trust (05-AR6-2A1) 0.59% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35	554,106	508,284
Morgan Stanley Capital, Inc. (04-WMC2-M1) 1.02% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34	714,889	691,285
Morgan Stanley Mortgage Loan Trust (04-3-4A) 5.63%(3)	04/25/34	101,175	105,921
New Century Home Equity Loan Trust (05-D-A1) 0.55% (1 mo. USD LIBOR + 0.44%)(2)	02/25/36	1,803,321	1,803,830

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Option One Mortgage Loan Trust (05-2-M1) 0.77% (1 mo. USD LIBOR + 0.660%)(2)	05/25/35	$1,192,342	$1,193,853
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.93% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,990,948
RASC Series Trust (06-KS7-A4) 0.35% (1 mo. USD LIBOR + 0.240%)(2)	09/25/36	739,916	739,939
Structured Asset Investment Loan Trust (04-6-A3) 0.91% (1 mo. USD LIBOR + 0.800%)(2)	07/25/34	2,295,384	2,158,877
Structured Asset Securities Corp. (03-34A-5A4) 2.37%(3)	11/25/33	213,415	215,465
WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1) 0.63% (1 mo. USD LIBOR + 0.52%)(2)	11/25/45	4,798,718	4,758,785
WaMu Mortgage Pass-Through Certificates (05-AR3-A2) 2.73%(3)	03/25/35	588,901	613,438
Wells Fargo Alternative Loan Trust (07-PA3-2A1) 6.00%(7)	07/25/37	54,883	55,083
Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6) 1.11% (1 mo. USD LIBOR + 1.005%)(2)	11/25/35	2,905,943	2,908,294
Wells Fargo Home Equity Trust (04-2-A33) 1.11% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34	2,486,195	2,485,629

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $40,108,394)			41,147,233

U.S. TREASURY SECURITIES—38.3%
U.S. Treasury Bond 1.75%	08/15/41	2,585,000	2,404,656
1.88%	11/15/51	77,887,000	73,870,952
2.00%	11/15/41	24,101,000	23,384,779
2.25%	05/15/41	18,563,000	18,757,438
U.S. Treasury Inflation Indexed Bond (TIPS) 0.13%	02/15/51	4,899,458	5,300,691
U.S. Treasury Note 0.50%	11/30/23	43,390,000	42,891,693
0.75%	12/31/23	165,631,000	164,369,357
1.00%	01/31/24	46,961,000	46,680,335
1.25%	12/31/26	92,475,000	90,907,105
1.38%	11/15/31	40,335,000	38,869,705
1.50%	01/31/27	120,461,000	119,839,873

Total U.S. Treasury Securities (Cost: $634,728,921)			627,276,584

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.0%
Foreign Government Bonds—2.0%
Federal Home Loan Banks 1.04%	06/14/24	16,850,000	16,685,203
1.20%	12/23/24	16,820,000	16,700,746

			33,385,949

Total U.S. Government Agency Obligations (Cost: $33,670,000)			33,385,949

Total Fixed Income Securities (Cost: $1,768,104,366)			1,768,974,974

PURCHASED OPTIONS(8) (0.0%) (Cost: $831,222)			437,006

		Shares

MONEY MARKET INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%, 0.03%(9)		46,958,357	46,958,357

Total Money Market Investments (Cost: $46,958,357)			46,958,357

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—9.7%
FOREIGN GOVERNMENT BONDS —1.0% (Cost: $16,778,241)
Japan Treasury Discount Bill 0.00% (10)	02/28/22	$1,925,000,000	16,707,597
U.S. TREASURY SECURITIES—8.7%
U.S. Treasury Bill 0.42% (11)	07/14/22	50,000,000	49,904,915
0.33%(11)	06/09/22	30,000,000	29,965,334
0.30%(11)	07/14/22	20,000,000	19,961,966
0.46%(11)	07/28/22	43,270,000	43,174,265
Total U.S. Treasury Securities (Cost: $143,089,538)			143,006,480

Total Short Term Investments (Cost: $159,867,779)			159,714,077

Total Investments (120.6%) (Cost: $1,975,761,724)			1,976,084,414

Liabilities In Excess Of Other Assets (-20.6%)			(338,199,472)

Net Assets (100.0%)			$1,637,884,942

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
7	U.S. Ultra Long Bond Futures	03/22/22	$1,354,555	$1,322,563	$(31,992)
Short Futures
91	2-Year U.S. Treasury Note Futures	03/31/22	(19,887,735)	(19,715,719)	172,016

			$(18,533,180)	$(18,393,156)	$140,024

PURCHASED SWAPTIONS—OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3-Year 30-Year Interest Rate Swap	Citibank N.A.	$2.75	1/19/24	$6,580,000	$6,580,000	$221,319	$194,110	$27,209

PURCHASED OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Eurodollar Futures	$98.75	9/16/22	1,015	$2,537,500	$215,687	$637,112	$(421,425)

WRITTEN OPTIONS—EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Eurodollar Futures	$99.00	9/16/22	(1,015)	(2,537,500)	$(114,188)	$(335,388)	$221,200
Eurodollar Futures	$98.25	9/16/22	(480)	(1,200,000)	(249,000)	(388,867)	139,867
Put
Eurodollar Futures	$98.25	9/16/22	(480)	(1,200,000)	(501,000)	(412,867)	(88,133)
Eurodollar Futures	$97.88	9/16/22	(1,015)	(2,537,500)	(532,875)	(256,003)	(276,872)

					$(1,397,063)	$(1,393,125)	$(3,938)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver		Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Goldman Sachs & Co.	JPY		1,925,000,000	02/28/22	$16,887,520	$16,709,729	$177,791

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$38,150,000(13)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annually	1.026%	$(669,803)	$—	$(669,803)
28,215,000(13)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annually	1.034%	(491,017)	—	(491,017)
19,075,000(13)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annually	1.073%	(317,593)	—	(317,593)
45,870,000(13)	09/28/25	Quarterly	3-Month USD LIBOR	Semi-Annually	1.390%	(492,832)	—	(492,832)
45,365,000(13)	12/07/25	Quarterly	3-Month USD LIBOR	Semi-Annually	1.688%	(229,574)	—	(229,574)
1,595,000(13)	07/24/53	Semi-Annually	1.808%	Quarterly	3-Month USD LIBOR	65,016	—	65,016
2,355,000(13)	07/24/53	Semi-Annually	1.785%	Quarterly	3-Month USD LIBOR	108,139	—	108,139
3,190,000(13)	07/24/53	Semi-Annually	1.773%	Quarterly	3-Month USD LIBOR	155,621	—	155,621
3,915,000(13)	09/28/53	Semi-Annually	1.870%	Quarterly	3-Month USD LIBOR	102,549	—	102,549
3,795,000(13)	12/07/53	Semi-Annually	1.743%	Quarterly	3-Month USD LIBOR	208,284	—	208,284

						$(1,561,210)	$—	$(1,561,210)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $235,879,154 or 14.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Restricted security (Note 3).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(10)	Security is not accruing interest.
(11)	Rate shown represents yield-to-maturity.
(12)	Fund sells foreign currency, buys U.S. Dollar.
(13)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	47.0%
Residential Mortgage-Backed Securities—Agency	29.6
Corporate Bonds	25.3
Asset-Backed Securities	6.2
Commercial Mortgage-Backed Securities—Non-Agency	3.0
Money Market Investments	2.9
Residential Mortgage-Backed Securities—Non-Agency	2.5
U.S. Government Agency Obligations	2.0
Foreign Government Bonds	1.0
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities—Agency	0.5
Other*	(20.6)

Total	100.0%

*	Includes futures, swap agreements, written options, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$413,294,538	$1,197,432	$414,491,970
Municipal Bonds	—	9,172,501	—	9,172,501
Asset-Backed Securities	—	95,984,676	4,666,199	100,650,875
Commercial Mortgage-Backed Securities—Agency	—	8,558,934	—	8,558,934
Commercial Mortgage-Backed Securities—Non-Agency	—	49,759,014	—	49,759,014
Residential Mortgage-Backed Securities—Agency	—	484,531,914	—	484,531,914
Residential Mortgage-Backed Securities—Non-Agency	—	41,147,233	—	41,147,233
U.S. Treasury Securities	621,975,893	5,300,691	—	627,276,584
U.S. Government Agency Obligations	—	33,385,949	—	33,385,949

Total Fixed Income Securities	621,975,893	1,141,135,450	5,863,631	1,768,974,974

Money Market Investments	46,958,357	—	—	46,958,357
Purchased Options	215,687	221,319	—	437,006
Short Term Investments	143,006,480	16,707,597	—	159,714,077

Total Investments	$812,156,417	$1,158,064,366	$5,863,631	$1,976,084,414

Asset Derivatives
Futures Contracts
Interest Rate Risk	172,016	—	—	172,016
Swap Agreements
Interest Rate Risk	—	639,609	—	639,609
Forward Contracts
Foreign Currency Risk	—	177,791	—	177,791

Total	$812,328,433	$1,158,881,766	$5,863,631	$1,977,073,830

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(31,992)	$—	$—	$(31,992)
Written Options
Interest Rate Risk	(1,397,063)	—	—	(1,397,063)
Swap Agreements
Interest Rate Risk	—	(2,200,819)	—	(2,200,819)

Total	$(1,429,055)	$(2,200,819)	$—	$(3,629,874)

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES —97.1% of Net Assets
Angola—1.7%
Angolan Government International Bond
8.25%(1)	05/09/28	$56,844,000	$57,379,044
9.13%(1)	11/26/49	21,145,000	20,256,910
9.38%(1)	05/08/48	28,125,000	27,509,063

Total Angola (Cost: $93,926,434)			105,145,017

Argentina—1.3%
Argentine Republic Government International Bond
1.00%	07/09/29	29,722,397	10,558,881
1.13%	07/09/35	157,680,077	48,842,981
2.00%	01/09/38	22,415,476	8,529,089
2.50%	07/09/41	45,084,524	16,176,327

Total Argentina (Cost: $112,917,576)			84,107,278

Bahrain—3.4%
Bahrain Government International Bond
5.25%(1)	01/25/33	91,293,000	83,190,746
5.45%(2)	09/16/32	19,675,000	18,642,063
5.63%(1)	09/30/31	34,368,000	33,175,430
6.00%(2)	09/19/44	35,790,000	31,292,342
7.50%(2)	09/20/47	31,917,000	31,163,759
Oil and Gas Holding Co. BSCC (The)
7.50%(2)	10/25/27	15,355,000	16,503,247

Total Bahrain (Cost: $227,763,775)			213,967,587

Brazil—3.9%
Acu Petroleo Luxembourg Sarl
7.50%(1)	01/13/32	17,850,000	17,455,515
Brazilian Government International Bond
3.75%	09/12/31	19,500,000	17,823,000
4.50%	05/30/29	20,000,000	19,961,200
5.63%	01/07/41	45,275,000	44,473,972
CSN Resources S.A.
4.63%(1)	06/10/31	18,849,000	17,900,895
Globo Communicacoes Part
5.50%(1)	01/14/32	16,495,000	15,870,664
Light Servicos de Eletricidade S.A. / Light Energia S.A.
4.38%(1)	06/18/26	21,400,000	21,070,440
MC Brazil Downstream Trading Sarl
7.25% (1)	06/30/31	69,808,000	66,945,872
MV24 Capital B.V.
6.75%(1)	06/01/34	24,730,572	24,837,161

Total Brazil (Cost: $254,084,704)			246,338,719

Chile —2.8%
AES Andes S.A.
7.13% (USD 5-year Swap rate + 4.644%)(1), (3)	03/26/79	36,101,000	36,981,865
Chile Government International Bond
2.55%	01/27/32	115,035,000	111,165,510
2.55%	07/27/33	11,997,000	11,288,337
3.50%	01/31/34	9,000,000	9,216,000
Empresa de los Ferrocarriles del Estado
3.83%(1)	09/14/61	11,043,000	9,900,215

Total Chile (Cost: $186,159,012)			178,551,927

Colombia—3.8%
AI Candelaria Spain S.A.
5.75%(1)	06/15/33	33,245,000	30,894,579
Banco Davivienda S.A.
6.65% (U.S. 10-year Treasury Constant Maturity Rate + 5.097%)(1), (3), (4)	04/23/31	7,519,000	7,443,848
Banco GNB Sudameris S.A.
7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%)(1), (3)	04/16/31	20,750,000	20,501,519
Colombia Government International Bond
3.13%	04/15/31	45,380,000	39,058,112
4.13%	02/22/42	78,855,000	62,610,870
5.20%	05/15/49	27,280,000	23,562,827
Ecopetrol S.A.
5.88%	11/02/51	31,125,000	26,823,836
Gran Tierra Energy International Holdings, Ltd.
6.25%(2)	02/15/25	14,397,000	13,320,896
Gran Tierra Energy, Inc.
7.75%(2)	05/23/27	13,143,000	12,053,511

Total Colombia (Cost: $266,702,800)			236,269,998

Costa Rica—0.7%
Costa Rica Government International Bond
7.00%(2)	04/04/44	20,203,000	18,809,195
Instituto Costarricense de Electricidad
6.75%(1)	10/07/31	24,474,000	24,422,605

Total Costa Rica (Cost: $44,132,456)			43,231,800

Dominican Republic —3.3%
Dominican Republic International Bond
4.50%(1)	01/30/30	46,431,000	45,804,181
4.88%(1)	09/23/32	64,020,000	63,040,494
5.30%(1)	01/21/41	69,620,000	66,480,138
5.88%(1)	01/30/60	32,500,000	29,558,750

Total Dominican Republic (Cost: $208,862,814)			204,883,563

Ecuador—1.7%
Ecuador Government International Bond
1.00%(1)	07/31/35	64,677,289	45,681,569
5.00%(2)	07/31/30	71,806,647	62,751,829

Total Ecuador (Cost: $98,250,384)			108,433,398

Egypt—2.7%
Egypt Government International Bond
7.05%(1)	01/15/32	83,397,000	73,739,627
7.63%(1)	05/29/32	32,774,000	29,578,535
8.50%(2)	01/31/47	63,742,000	53,463,603
Energean PLC
6.50%(1)	04/30/27	14,275,000	13,903,850

Total Egypt (Cost: $191,010,872)			170,685,615

El Salvador—0.7%
El Salvador Government International Bond
5.88%(2)	01/30/25	9,620,000	5,735,444
6.38%(2)	01/18/27	40,314,000	23,080,168
7.63%(2)	02/01/41	3,049,000	1,653,778
8.25%(2)	04/10/32	18,820,000	11,047,340

Total El Salvador (Cost: $69,741,816)			41,516,730

Gabon—0.5% (Cost: $30,845,370)
Gabon Government International Bond
6.63%(2)	02/06/31	30,913,000	30,058,256

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Ghana—1.3%
Ghana Government International Bond
7.88%(2)	02/11/35		$31,549,000	$23,780,374
8.88%(2)	05/07/42		40,315,000	30,493,661
8.95%(1)	03/26/51		35,268,000	26,607,943

Total Ghana (Cost: $107,085,947)				80,881,978

Guatemala—1.9%
Banco Industrial S.A. 4.88% (U.S. 5-yearTreasury ConstantMaturity Rate + 4.442%)(1), (3)	01/29/31		16,795,000	16,559,870
Central American Bottling Corp. /CBC Bottling Holdco SL / Beliv Holdco SL 5.25%(1)	04/27/29		17,840,000	18,152,200
CT Trust 5.13%(1)	02/03/32		10,295,000	10,506,048
Guatemala Government Bond 3.70%(1)	10/07/33		28,470,000	27,106,287
4.65%(1)	10/07/41		24,250,000	23,415,800
5.38%(1)	04/24/32		24,329,000	26,338,575

Total Guatemala (Cost: $123,877,413)				122,078,780

Hungary—1.8%
Hungary Government International Bond
2.13%(1)	09/22/31		50,411,000	47,854,154
3.13%(1)	09/21/51		70,358,000	65,628,043

Total Hungary (Cost: $117,626,142)				113,482,197

India—2.1%
Adani Green Energy, Ltd. 4.38%(1)	09/08/24		14,440,000	14,517,254
Greenko Power II, Ltd. 4.30%(1)	12/13/28		22,735,000	22,052,950
India Airport Infra 6.25%(1)	10/25/25		21,975,000	21,175,110
India Green Power Holdings 4.00%(1)	02/22/27		12,920,000	12,549,196
JSW Steel, Ltd.
3.95%(1)	04/05/27		16,936,000	16,265,334
5.05%(1)	04/05/32		3,351,000	3,117,100
Network i2i, Ltd. 5.65% (U.S. 5-year Treasury Constant Maturity Rate + 4.274%)(2), (3), (4)	01/15/25		23,435,000	24,341,935
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.50%(1)	07/14/28		18,082,000	17,358,720

Total India (Cost: $133,351,146)				131,377,599

Indonesia—4.7%
Freeport-McMoRan, Inc. 4.63%	08/01/30		19,010,000	19,808,800
Indonesia Asahan Aluminium Persero PT
4.75%(1)	05/15/25		36,140,000	37,921,883
5.45%(1)	05/15/30		35,250,000	38,537,063
6.53%(1)	11/15/28		37,763,000	43,828,304
Perusahaan Penerbit SBSN Indonesia III
2.55%(2)	06/09/31		52,523,000	51,767,982
3.55%(1)	06/09/51		48,525,000	45,994,906
3.80%(1)	06/23/50		35,499,000	34,611,525
4.15%(2)	03/29/27		18,375,000	19,864,661

Total Indonesia (Cost: $302,758,755)				292,335,124

Iraq—1.3% (Cost: $84,360,519)
Iraq International Bond
5.80%(2)	01/15/28		87,766,750	84,371,054

Israel—1.8%
Energean Israel Finance, Ltd. 5.88%(1), (2)	03/30/31		60,682,700	59,129,223
Leviathan Bond, Ltd.
6.50%(1), (2)	06/30/27		23,676,594	25,319,631
6.75%(1), (2)	06/30/30		27,384,240	29,352,482

Total Israel (Cost: $115,450,816)				113,801,336

Ivory Coast—0.3%
Ivory Coast Government International Bond
4.88%(1)	01/30/32	EUR	8,195,000	8,642,745
6.88%(1)	10/17/40	EUR	7,797,000	8,848,553

Total Ivory Coast (Cost: $17,690,997)				17,491,298

Kazakhstan—1.9%
KazMunayGas National Co. JSC
3.50%(1)	04/14/33		77,045,000	75,619,667
5.75%(2)	04/19/47		40,305,000	44,637,788

Total Kazakhstan (Cost: $124,378,694)				120,257,455

Lebanon—0.2% (Cost: $38,908,368)
Lebanon Government International Bond 8.25%(5), (6)	05/17/34		139,956,000	14,170,545

Luxembourg—0.2% (Cost: $11,161,200)
Millicom International Cellular S.A. 4.50%(2)	04/27/31		11,360,000	11,045,896

Mexico—8.0%
Banco Mercantil del Norte S.A. 5.88% (U.S. 5 year Treasury Constant Maturity Rate + 4.643%)(1), (3), (4)	12/31/99		19,250,000	18,629,476
7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%)(1), (3), (4)	06/27/29		34,094,000	35,027,579
Braskem Idesa SAPI 6.99%(1)	02/20/32		31,170,000	30,936,225
Cemex SAB de CV 5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%)(1), (3), (4)	06/08/26		39,780,000	39,989,243
Electricidad Firme de Mexico Holdings SA de CV 4.90%(1)	11/20/26		24,805,000	24,323,783
Mexico Government International Bond 4.28%	08/14/41		43,866,000	43,067,200
Nemak SAB de CV 3.63%(1)	06/28/31		29,835,000	27,731,782
Petroleos Mexicanos
5.95%	01/28/31		88,425,000	84,265,046
6.63%	06/15/35		133,566,000	124,617,078
Sempra Infrastructure PA 3.25%(1)	01/15/32		16,515,000	16,199,649
United Mexican States
3.50%	02/12/34		37,575,000	36,316,613

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Mexico (Continued)
4.40%	02/12/52		$26,025,000	$25,192,200

Total Mexico (Cost: $511,631,553)				506,295,874

Morocco—0.6% (Cost: $38,032,864)
OCP S.A. 5.13%(1)	06/23/51		38,148,000	34,680,347

Nigeria—2.2%
Nigeria Government International Bond
6.13%(1)	09/28/28		37,226,000	35,926,254
7.63%(2)	11/28/47		42,270,000	37,340,642
7.70%(1)	02/23/38		54,570,000	49,405,495
8.25%(1)	09/28/51		18,850,000	17,271,313

Total Nigeria (Cost: $147,370,550)				139,943,704

Oman—2.9%
Oman Government International Bond
5.63%(2)	01/17/28		24,429,000	25,497,769
6.00%(2)	08/01/29		33,130,000	34,915,707
6.25%(1)	01/25/31		46,204,000	49,290,427
OQ SAOC 5.13%(2)	05/06/28		70,809,000	71,502,928

Total Oman (Cost: $176,090,611)				181,206,831

Pakistan—1.2%
Pakistan Government International Bond
6.00%(1)	04/08/26		24,775,000	23,969,812
6.88%(2)	12/05/27		22,588,000	22,023,300
8.88%(1)	04/08/51		29,870,000	27,903,957
Total Pakistan (Cost: $78,946,393)				73,897,069

Panama—4.5%
C&W Senior Financing DAC 6.88%(1)	09/15/27		32,609,000	33,978,578
Panama Government International Bond
2.25%	09/29/32		115,851,000	106,365,120
3.16%	01/23/30		59,964,000	60,472,495
3.30%	01/19/33		26,675,000	26,658,995
3.87%	07/23/60		37,420,000	34,415,174
4.50%	01/19/63		19,525,000	19,845,210

Total Panama (Cost: $290,842,114)				281,735,572

Paraguay—1.1%
Banco Continental SAECA 2.75%(1)	12/10/25		3,506,000	3,387,935
Paraguay Government International Bond
2.74%(2)	01/29/33		16,080,000	14,900,050
3.85%(1)	06/28/33		10,000,000	10,096,875
5.60%(2)	03/13/48		39,657,000	43,424,812

Total Paraguay (Cost: $71,019,720)				71,809,672

Peru—3.9%
Cia de Minas Buenaventura SAA 5.50%(1)	07/23/26		35,358,000	35,216,568
Nexa Resources S.A.
5.38%(2)	05/04/27		12,938,000	13,398,593
6.50%(2)	01/18/28		11,686,000	12,613,868
Peruvian Government International Bond
2.78%	01/23/31		48,235,000	46,816,891
3.00%	01/15/34		98,185,000	94,503,062
3.30%	03/11/41		46,535,000	43,905,773

Total Peru (Cost: $254,173,949)				246,454,755

Philippines—1.4%
Philippine Government International Bond
1.95%	01/06/32		45,765,000	43,174,701
3.20%	07/06/46		48,155,000	45,940,543

Total Philippines (Cost: $92,726,436)				89,115,244

Qatar—4.5%
Qatar Energy
2.25%(1)	07/12/31		129,225,000	124,702,125
3.13%(1)	07/12/41		95,550,000	92,922,375
Qatar Government International Bond 3.75%(1)	04/16/30		58,019,000	63,733,871

Total Qatar (Cost: $292,697,442)				281,358,371

Romania—1.4%
Romanian Government International Bond 3.00%(1)	02/27/27		18,538,000	18,602,883
3.00%(1)	02/14/31		72,714,000	70,641,506

Total Romania (Cost: $91,527,820)				89,244,389

Saudi Arabia—4.8%
KSA Sukuk, Ltd. 2.25% (1)	05/17/31		63,440,000	61,543,144
Saudi Government International Bond
2.25%(1)	02/02/33		170,448,000	162,540,917
2.75%(2)	02/03/32		37,475,000	37,617,405
3.75%(2)	01/21/55		41,199,000	41,919,983

Total Saudi Arabia (Cost: $306,700,867)				303,621,449

Senegal—0.2% (Cost: $17,343,615)
Senegal Government International Bond 5.38%(1)	06/08/37	EUR	14,215,000	14,709,607

South Africa—2.6%
Eskom Holdings SOC, Ltd.
4.31%(2)	07/23/27		$28,350,000	27,321,746
6.35%(2)	08/10/28		33,525,000	35,305,177
7.13%(2)	02/11/25		26,245,000	26,701,401
8.45%(2)	08/10/28		20,478,000	21,343,963
Prosus N.V. 4.19%(1)	01/19/32		20,955,000	20,745,450
Sasol Financing USA LLC 5.50%	03/18/31		16,725,000	16,430,640
South Africa Government Bond 5.75%	09/30/49		19,350,000	17,786,520

Total South Africa (Cost: $170,456,119)				165,634,897

Sri Lanka—0.4%
Sri Lanka Government Bond
6.75%(2)	04/18/28		36,568,000	18,185,266
Sri Lanka Government International Bond
6.20%(2)	05/11/27		14,675,000	7,287,018

Total Sri Lanka (Cost: $36,927,349)				25,472,284

Thailand—0.7%
Bangkok Bank PCL 5.00% (U.S. 5-year Treasury Constant Maturity Rate + 4.729%)(1), (3),(4)	09/23/25		5,367,000	5,489,368

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Krung Thai Bank PCL 4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%)(2), (3), (4)	03/25/26	$36,599,000	$36,324,507

Total Thailand (Cost: $42,176,010)			41,813,875

Turkey—2.5%
Turkey Government International Bond
4.75%	01/26/26	55,170,000	51,514,987
4.88%	10/09/26	87,560,000	80,197,255
6.13%	10/24/28	28,456,000	26,437,616

Total Turkey (Cost: $165,502,818)			158,149,858

Ukraine—2.7%
NPC Ukrenergo
6.88%(1)	11/09/26	30,065,000	23,914,753
Ukraine Government International Bond
7.25%(2)	03/15/33	28,853,000	24,380,785
7.38%(2)	09/25/32	29,280,000	24,858,720
7.75%(2)	09/01/27	107,786,000	95,023,599

Total Ukraine (Cost: $197,442,490)			168,177,857

United Arab Emirates —4.4%
Abu Dhabi Government International Bond 1.63%(2)	06/02/28	89,185,000	86,386,821
DP World Salaam
6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%)(2), (3), (4)	10/01/25	32,624,000	35,002,289
Galaxy Pipeline Assets Bidco, Ltd.
2.63%(1)	03/31/36	82,565,000	77,893,970
2.94%(1)	09/30/40	31,115,000	29,674,336
UAE International Government Bond 2.88%(1)	10/19/41	49,465,000	48,247,716

Total United Arab Emirates (Cost: $287,486,472)			277,205,132

Uruguay—2.3%
Uruguay Government International Bond
4.38%	01/23/31	87,480,534	98,549,665
4.98%	04/20/55	38,784,527	48,166,504

Total Uruguay (Cost: $140,929,801)			146,716,169

Venezuela—0.2%
Venezuela Government International Bond
8.25%(2), (5), (6)	10/13/24	60,057,200	3,753,575
9.25%(5), (6)	09/15/27	60,955,000	3,809,688
9.25%(2), (5), (6)	05/07/28	49,048,000	3,065,500

Total Venezuela (Cost: $55,533,009)			10,628,763

Vietnam—0.2% (Cost: $16,291,290)
Mong Duong Finance Holdings B.V. 5.13%(1)	05/07/29	16,570,000	15,229,487

Zambia—0.4% (Cost: $24,663,538)
Zambia Government International Bond 5.38%(2)	09/20/22	33,775,000	24,456,477

Total Fixed Income Securities (Cost: $6,467,560,840)			6,112,040,833

MONEY MARKET INVESTMENTS (3.2% )
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(7)		203,656,179	203,656,179

Total Money Market Investments (Cost: $203,656,179)			203,656,179

Total Investments (100.3%) (Cost: $6,671,217,019)			6,315,697,012
Liabilities In Excess Of Other Assets (-0.3%)			(20,100,572)

Total Net Assets (100.0%)			$6,295,596,440

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	ZAR	258,380,774	04/20/22	$16,720,428	$16,521,514	$(198,914)
BNP Paribas S.A.	ZAR	336,085,533	04/20/22	21,868,751	21,490,150	(378,601)
JP Morgan Chase Bank	ZAR	541,279,695	04/20/22	35,013,655	34,610,777	(402,878)

				$73,602,834	$72,622,441	$(980,393)

SELL (9)
JP Morgan Chase Bank	ZAR	1,135,746,002	04/20/22	$72,460,508	$72,622,442	$(161,934)

CREDIT DEFAULT SWAPS—BUY PROTECTION

Notional Amount(10)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium (Received)	Value(11)
OTC Swaps
$85,900,000	12/20/26	Morgan Stanley	Chile Government International Bond 3.24 02/06/2028	1.0%	Quarterly	$318,857	$(1,052,770)	$(733,913)
$115,375,000	12/20/26	Barclays Capital Inc.	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	495,223	(248,724)	246,499
$43,375,000	12/20/26	Goldman Sachs	United Mexican States 4.15 03/28/2027	1.0%	Quarterly	160,836	(68,165)	92,671

						$974,916	$(1,369,659)	$(394,743)

Notes to the Schedule of Investments:
EUR	Euro Currency.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $3,005,090,887 or 47.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2022, the value of these securities amounted to $1,558,232,019 or 24.8% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(8)	Fund sells foreign currency, buys U.S. Dollar.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Auto Parts & Equipment	0.5%
Banks	2.3
Beverages	0.3
Building Materials	0.6
Chemicals	1.3
Commercial Services	0.6
Electric	5.1
Engineering & Construction	0.3
Foreign Government Bonds	63.2
Internet	0.3
Iron & Steel	0.6
Mining	3.2
Oil & Gas	14.0
Pipelines	2.2
Telecommunications	1.5
Transportation	0.8
Utilities	0.3
Money Market Investments	3.2

Total	100.3%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$27,731,782	$—	$27,731,782
Banks	—	143,364,102	—	143,364,102
Beverages	—	18,152,200	—	18,152,200
Building Materials	—	39,989,243	—	39,989,243
Chemicals	—	82,047,212	—	82,047,212
Commercial Services	—	35,002,290	—	35,002,290
Electric	—	323,093,339	—	323,093,339
Engineering & Construction	—	21,175,110	—	21,175,110
Foreign Government Bonds	—	3,953,114,288	24,799,308	3,977,913,596
Internet	—	20,745,450	—	20,745,450
Iron & Steel	—	37,283,330	—	37,283,330
Mining	—	201,325,079	—	201,325,079
Oil & Gas	—	881,619,556	—	881,619,556
Pipelines	—	138,462,884	—	138,462,884
Telecommunications	—	95,743,120	—	95,743,120
Transportation	—	52,192,891	—	52,192,891
Utilities	—	16,199,649	—	16,199,649

Total Fixed Income Securities	—	6,087,241,525	24,799,308	6,112,040,833
Money Market Investments	203,656,179	—	—	203,656,179
Total Investments	$203,656,179	$6,087,241,525	$24,799,308	$6,315,697,012

Asset Derivatives
Swap Agreements
Credit Risk	—	339,170	—	339,170

Total Investments	$203,656,179	$6,087,580,695	$24,799,308	$6,316,036,182

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,142,327)	$—	$(1,142,327)
Swap Agreements
Credit Risk	—	(733,913)	—	(733,913)

Total	$—	$(1,876,240)	$—	$(1,876,240)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—97.9% of Net Assets

Brazil—8.0%
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/23	BRL	48,939,000	$9,053,016
10.00%	01/01/25	BRL	22,913,000	4,186,726
10.00%	01/01/29	BRL	19,865,000	3,510,212
10.00%	01/01/31	BRL	6,530,000	1,144,090

Total Brazil (Cost: $18,670,989)				17,894,044

Chile—1.4%
Bonos de la Tesoreria de la Republica
1.50%	03/01/26	CLP	920,773,175	1,127,043
2.00%	03/01/35	CLP	109,244,275	131,063
Bonos de la Tesoreria de la Republica en pesos
5.00%(1)	10/01/28	CLP	510,000,000	613,951
2.50%	03/01/25	CLP	245,000,000	278,651
5.00%	03/01/35	CLP	295,000,000	343,605
5.80%(1)	06/01/24	CLP	430,000,000	536,018

Total Chile (Cost: $3,427,958)				3,030,331

China—10.5%
China Development Bank 4.88%	02/09/28	CNY	7,450,000	1,306,048
China Government Bond
1.99%	04/09/25	CNY	34,280,000	5,323,456
2.85%	06/04/27	CNY	17,400,000	2,790,681
3.02%	10/22/25	CNY	34,200,000	5,492,215
3.27%	11/19/30	CNY	41,490,000	6,812,068
3.28%	12/03/27	CNY	9,600,000	1,570,302

Total China (Cost: $22,574,509)				23,294,770

Colombia—4.3%
Colombian TES (Treasury) Bond, Series B
6.00%	04/28/28	COP	6,524,600,000	1,448,101
6.25%	11/26/25	COP	4,839,300,000	1,152,652
7.00%	06/30/32	COP	14,411,900,000	3,156,802
7.50%	08/26/26	COP	13,020,600,000	3,191,368
7.75%	09/18/30	COP	2,880,000,000	680,810

Total Colombia (Cost: $10,754,428)				9,629,733

Czech Republic—4.2%
Czech Republic Government Bond
0.95%(1)	05/15/30	CZK	20,380,000	779,284
1.00%(1)	06/26/26	CZK	84,530,000	3,511,394
1.25%	02/14/25	CZK	37,580,000	1,614,642
2.00%	10/13/33	CZK	59,280,000	2,395,267
2.40%(1)	09/17/25	CZK	25,000,000	1,108,788

Total Czech Republic (Cost: $10,280,399)				9,409,375

Egypt—2.1%
Egypt Government Bond
14.06%	01/12/26	EGP	31,424,000	1,985,489
14.48%	04/06/26	EGP	43,200,000	2,761,120

Total Egypt (Cost: $4,750,492)				4,746,609

Hungary—4.1%
Hungary Government Bond
1.00%	11/26/25	HUF	623,520,000	1,723,604
1.50%	08/23/23	HUF	535,590,000	1,630,498
2.75%	12/22/26	HUF	266,000,000	767,729
3.00%	10/27/27	HUF	922,940,000	2,653,904
3.00%	10/27/38	HUF	108,420,000	262,948
3.25%	10/22/31	HUF	435,450,000	1,196,588
6.00%	11/24/23	HUF	281,930,000	917,239

Total Hungary (Cost: $10,750,361)				9,152,510

Indonesia—10.2%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	21,800,000,000	1,524,878
6.50%	06/15/25	IDR	24,183,000,000	1,765,551
6.50%	02/15/31	IDR	34,730,000,000	2,419,654
6.63%	05/15/33	IDR	3,330,000,000	231,308
7.00%	09/15/30	IDR	16,343,000,000	1,169,305
7.50%	08/15/32	IDR	45,226,000,000	3,314,435
7.50%	06/15/35	IDR	37,870,000,000	2,770,076
8.38%	03/15/24	IDR	17,903,000,000	1,346,584
8.38%	09/15/26	IDR	35,554,000,000	2,773,716
8.38%	03/15/34	IDR	21,033,000,000	1,641,604
9.00%	03/15/29	IDR	45,392,000,000	3,631,171

Total Indonesia (Cost: $21,224,538)				22,588,282

Malaysia—6.3%
Malaysia Government Bond
3.48%	03/15/23	MYR	2,840,000	688,745
3.76%	05/22/40	MYR	3,750,000	840,625
3.89%	08/15/29	MYR	6,750,000	1,637,869
3.90%	11/16/27	MYR	18,090,000	4,430,116
3.90%	11/30/26	MYR	4,400,000	1,080,946
3.96%	09/15/25	MYR	10,750,000	2,646,213
4.18%	07/15/24	MYR	5,630,000	1,387,088
Malaysia Government Investment Issue
3.47%	10/15/30	MYR	5,670,000	1,328,125

Total Malaysia (Cost: $14,377,074)				14,039,727

Mexico—10.7%
Mexico Government Bond (BONOS)
7.50%	06/03/27	MXN	80,416,800	3,884,728
8.00%	12/07/23	MXN	23,230,000	1,134,219
5.75%	03/05/26	MXN	70,399,600	3,202,655
7.75%	05/29/31	MXN	68,676,400	3,346,682
8.50%	05/31/29	MXN	75,630,000	3,856,081
8.50%	11/18/38	MXN	53,299,900	2,720,370
10.00%	12/05/24	MXN	92,476,000	4,757,930
10.00%	11/20/36	MXN	16,200,000	938,312

Total Mexico (Cost: $25,072,862)				23,840,977

Peru—2.3%
Peru Government Bond 5.35%	08/12/40	PEN	2,000,000	439,261
Peruvian Government International Bond
5.94%	02/12/29	PEN	1,570,000	414,421
6.15%	08/12/32	PEN	6,631,000	1,712,118
6.35%(1)	08/12/28	PEN	3,680,000	997,221
6.90%	08/12/37	PEN	3,200,000	841,247
6.95%(1)	08/12/31	PEN	2,136,000	589,921

Total Peru (Cost: $5,624,000)				4,994,189

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Poland—5.3%
Republic of Poland Government Bond
4.00%	10/25/23	PLN	4,500,000	$1,107,084
1.25%	10/25/30	PLN	9,240,000	1,806,698
2.50%	07/25/27	PLN	7,350,000	1,658,677
2.50%	07/25/26	PLN	13,560,000	3,112,937
2.50%	04/25/24	PLN	11,332,000	2,702,663
2.75%	10/25/29	PLN	6,130,000	1,370,491

Total Poland (Cost: $13,557,365)				11,758,550

Romania—3.6%
Romania Government Bond
3.25%	06/24/26	RON	4,800,000	1,014,763
3.25%	04/29/24	RON	13,820,000	3,047,235
3.65%	07/28/25	RON	1,045,000	228,191
4.25%	06/28/23	RON	2,255,000	510,504
4.75%	02/24/25	RON	3,110,000	704,841
5.00%	02/12/29	RON	4,070,000	916,878
5.85%	04/26/23	RON	6,340,000	1,464,175

Total Romania (Cost: $8,500,157)				7,886,587

Russia—6.8%
Russian Federal Bond—OFZ
4.50%	07/16/25	RUB	375,200,000	4,155,831
6.00%	10/06/27	RUB	239,200,000	2,630,914
7.40%	12/07/22	RUB	60,400,000	767,078
7.65%	04/10/30	RUB	255,146,000	2,984,270
7.70%	03/23/33	RUB	328,300,000	3,791,559
7.70%	03/16/39	RUB	77,300,000	874,071

Total Russia (Cost: $17,854,470)				15,203,723

South Africa—10.7%
South Africa Government Bond
6.25%	03/31/36	ZAR	74,577,526	3,387,733
7.00%	02/28/31	ZAR	43,100,000	2,349,075
8.00%	01/31/30	ZAR	146,300,000	8,737,335
8.25%	03/31/32	ZAR	91,635,000	5,336,876
8.50%	01/31/37	ZAR	73,436,941	4,041,405

Total South Africa (Cost: $24,463,006)				23,852,424

Thailand—7.2%
Thailand Government Bond
0.75%	06/17/24	THB	15,100,000	453,207
1.00%	06/17/27	THB	79,500,000	2,325,426
1.59%	12/17/35	THB	34,500,000	923,039
1.60%	12/17/29	THB	78,500,000	2,302,671
2.00%	12/17/31	THB	103,673,000	3,079,208
2.13%	12/17/26	THB	17,700,000	549,208
2.88%	12/17/28	THB	119,372,000	3,841,043
3.30%	06/17/38	THB	80,656,000	2,600,627

Total Thailand (Cost: $17,192,888)				16,074,429

Ukraine—0.2% (Cost: $493,873)
Ukraine Government International Bond 15.84%(1)	02/26/25	UAH	12,301,000	432,999

Total Fixed Income Securities (Cost: $229,569,369)				217,829,259

		Shares
MONEY MARKET INVESTMENTS—3.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(2)			6,823,529	$6,823,529

Total Money Market Investments (Cost: $6,823,529)				6,823,529

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—2.4%
FOREIGN GOVERNMENT BONDS (2.4%)

Brazil—2.4%
Brazil Letras do Tesouro Nacional Bills 0.00%(3)	01/01/23	BRL	31,865,000	5,399,732

Total Brazil (Cost: $5,633,203)				5,399,732

Total Short Term Investments (Cost: $5,633,203)				5,399,732

Total Investments (103.4%) (Cost: $242,026,101)				230,052,520
Liabilities In Excess Of Other Assets (-3.4%)				(7,638,994)

Total Net Assets (100.0%)				$222,413,526

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(4)
Bank of America, N.A.	EUR	2,061,319	04/11/22	$2,360,746	$2,314,505	$(46,241)
Bank of America, N.A.	THB	41,460,375	04/25/22	1,265,000	1,245,306	(19,694)
Barclays Capital	MYR	25,341,000	02/07/22	6,072,173	6,053,668	(18,505)
Barclays Capital	MYR	25,090,000	04/25/22	5,969,972	5,977,023	7,051
Barclays Capital	THB	171,668,150	02/10/22	5,088,000	5,155,670	67,670
Barclays Capital	TRY	31,348,800	03/29/22	3,110,000	2,269,735	(840,265)
BNP Paribas S.A.	CZK	26,770,068	04/25/22	1,242,000	1,223,736	(18,264)
BNP Paribas S.A.	MXN	7,275,566	03/08/22	350,000	350,357	357
BNP Paribas S.A.	PLN	18,074,016	02/24/22	4,320,000	4,408,297	88,297
Citibank N.A.	CLP	569,037,461	02/24/22	696,496	710,425	13,929
Goldman Sachs & Co.	CZK	26,553,406	02/24/22	1,168,514	1,221,859	53,345
JP Morgan Chase Bank	CLP	1,340,256,412	02/24/22	1,635,157	1,673,268	38,111
JPMorgan Chase Bank	TRY	12,855,229	03/29/22	1,320,720	930,752	(389,968)
Morgan Stanley & Co.	MYR	1,756,860	02/07/22	420,000	419,693	(307)
Standard Chartered Bank	THB	79,522,640	02/10/22	2,416,000	2,388,285	(27,715)
State Street Bank & Trust Co.	CZK	3,155,817	02/24/22	140,000	145,216	5,216

				$37,574,778	$36,487,795	$(1,086,983)

SELL(5)
Bank of America, N.A.	TRY	13,648,028	03/29/22	$1,357,000	$988,153	$368,847
Bank of America, N.A.	ZAR	60,694,222	03/23/22	3,769,359	3,896,357	(126,998)
Barclays Capital	MXN	9,588,861	03/08/22	465,000	461,755	3,245
Barclays Capital	MYR	27,097,860	02/07/22	6,465,012	6,473,361	(8,349)
Barclays Capital	THB	89,306,880	02/10/22	2,638,001	2,682,133	(44,132)
Barclays Capital	TRY	15,250,000	03/29/22	850,865	1,104,140	(253,275)
BNP Paribas S.A.	EUR	2,061,319	04/11/22	2,335,000	2,314,505	20,495
BNP Paribas S.A.	PLN	4,044,800	02/24/22	1,000,000	986,537	13,463
BNP Paribas S.A.	RON	5,002,793	02/28/22	1,128,000	1,131,855	(3,855)
JP Morgan Chase Bank	BRL	13,000,265	03/23/22	2,216,319	2,417,366	(201,047)
JP Morgan Chase Bank	MXN	32,415,000	03/08/22	1,500,000	1,560,956	(60,956)
Morgan Stanley & Co.	CLP	777,816,000	02/24/22	920,350	971,079	(50,729)
Morgan Stanley & Co.	TRY	14,049,950	03/29/22	974,000	1,017,253	(43,253)
State Street Bank & Trust Co.	CLP	199,247,620	02/24/22	233,000	248,754	(15,754)

				$25,851,906	$26,254,204	$(402,298)

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RUB	Russian Ruble.
THB	Thai Baht.
TRY	Turkish New Lira.
UAH	Ukrainian Hryvnia.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2022, the value of these securities amounted to $8,569,576 or 3.9% of net assets.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(3)	Security is not accruing interest.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Banks	0.6%
Foreign Government Bonds	97.3
Short Term Investments	2.4
Money Market Investments	3.1

Total	103.4%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$1,306,048	$—	$1,306,048
Foreign Government Bonds	—	216,523,211	—	216,523,211

Total Fixed Income Securities	—	217,829,259	—	217,829,259

Money Market Investments	6,823,529	—	—	6,823,529
Short-Term Investments	—	5,399,732	—	5,399,732

Total Investments	6,823,529	223,228,991	—	230,052,520

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	680,026	—	680,026

Total	$6,823,529	$223,909,017	$—	$230,732,546

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,169,307)	$—	$(2,169,307)

Total	$—	$(2,169,307)	$—	$(2,169,307)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—60.3%
ASSET-BACKED SECURITIES—9.5%
Aimco CLO, Ltd. (20-11A-AR) 1.37%(3 mo. USD LIBOR + 1.130%)(1),(2)	10/17/34	$5,000	$5,003
Barings CLO, Ltd. (13-IA-AR) 1.05%(3 mo. USD LIBOR + 0.08%)(1),(2)	01/20/28	53,466	53,440
Brazos Higher Education Authority, Inc. (11-1-A2) 0.98%(3 mo. USD LIBOR + 0.800%)(2)	02/25/30	12,237	12,254
BSPRT Issuer, Ltd. (19-FL5-A) 1.25%(1 mo. USD LIBOR + 1.150%)(1), (2)	05/15/29	113,414	113,512
Chase Issuance Trust (12-A7-A7) 2.16%	09/15/24	10,000	10,095
Citigroup Mortgage Loan Trust, Inc. (06-WFH3-M2) 0.56%(1 mo. USD LIBOR + 0.450%)(2)	10/25/36	38,585	38,953
Educational Services of America, Inc. (12-2-A) 0.84%(1 mo. USD LIBOR + 0.730%)(1), (2)	04/25/39	3,273	3,275
FS Rialto (19-FL1-A) 1.30%(1 mo. USD LIBOR + 1.200%)(1), (2)	12/16/36	130,000	130,009
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	22,000	22,021
M360 LLC (19-CRE2-A) 1.56%(SOFR + 1.514%)(1),(2)	09/15/34	40,558	40,306
Magnetite XVI, Ltd. (15-16A-AR) 1.04%(3 mo. USD LIBOR + 0.800%)(1),(2)	01/18/28	55,081	55,100
Magnetite XVIII, Ltd. (16-18A-AR2) 1.02%(3 mo. USD LIBOR + 0.880%)(1),(2)	11/15/28	55,000	55,037
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(1)	01/15/69	25,234	25,273
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(1)	07/15/69	25,537	24,987
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(1)	10/15/69	135,975	133,030
Navient Student Loan Trust (16-6A-A2) 0.86%(1 mo. USD LIBOR + 0.750%)(1), (2)	03/25/66	61,657	61,664
Nelnet Student Loan Trust (12-5A-A) 0.71%(1 mo. USD LIBOR + 0.600%)(1), (2)	10/27/36	2,508	2,492
NYACK Park CLO, Ltd. (21-1A-X) 0.77%(3 mo. USD LIBOR + 0.650%)(1), (2)	10/20/34	5,000	5,002
Progress Residential Trust (19-SFR1-A) 3.42%(1)	08/17/35	114,887	114,355
Progress Residential Trust (19-SFR3-A) 2.27%(1)	09/17/36	9,930	9,955
ReadyCap Commercial Mortgage Trust (18-4-A) 3.39%(1)	02/27/51	11,371	11,541
ReadyCap Commercial Mortgage Trust (19-6-A) 2.83%(1)	10/25/52	46,315	46,154
SLM Student Loan Trust (05-4-A3) 0.38%(3 mo. USD LIBOR + 0.120%)(2)	01/25/27	4,419	4,410
SLM Student Loan Trust (05-7-A4) 0.41%(3 mo. USD LIBOR + 0.150%)(2)	10/25/29	12,100	12,054
SLM Student Loan Trust (07-2-B) 0.43%(3 mo. USD LIBOR + 0.170%)(2)	07/25/25	15,000	14,041
SLM Student Loan Trust (08-3-A3) 1.26%(3 mo. USD LIBOR + 1.000%)(2)	10/25/21	7,980	7,954
SLM Student Loan Trust (08-3-B) 1.46%(3 mo. USD LIBOR + 1.200%)(2)	04/26/83	10,000	9,498
SLM Student Loan Trust (13-4-A) 0.66%(1 mo. USD LIBOR + 0.550%)(2)	06/25/43	7,145	7,109
SLM Student Loan Trust (13-6-A3) 0.76%(1 mo. USD LIBOR + 0.650%)(2)	06/25/55	8,224	8,197
SoFi Professional Loan Program LLC (17-A-A1) 0.81%(1 mo. USD LIBOR + 0.700%)(1), (2)	03/26/40	25,562	25,595
TPG Real Estate Finance Issuer, Ltd. (18-FL2-A) 1.23%(1 mo. USD LIBOR + 1.130%)(1), (2)	11/15/37	61,361	61,336
Treman Park CLO, Ltd. (15-1A-ARR) 1.32%(3 mo. USD LIBOR + 1.070%)(1), (2)	10/20/28	24,562	24,580
Tricon American Homes Trust (17-SFR2-B) 3.28%(1)	01/17/36	5,000	5,037
TRTX Issuer, Ltd. (19-FL3-A) 1.31% (SOFR + 1.26%)(1), (2)	10/15/34	80,493	80,477

Total Asset-Backed Securities (Cost: $1,233,390)			1,233,746

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.4%
Fannie Mae (12-M13-A2) 2.38%	05/25/22	22,102	22,102
Fannie Mae Pool #AM1671 2.10%	12/01/27	25,268	25,501
Freddie Mac Multifamily Structured Pass Through Certificates 0.61%	07/25/29	58,130	58,589
Freddie Mac Multifamily Structured Pass Through Certificates (K721-X3) (I/O) 1.30%(3)	11/25/42	1,869,067	14,797
Freddie Mac Multifamily Structured Pass Through Certificates (KF57-A) 0.64% (1 mo. USD LIBOR + 0.540%)(2)	12/25/28	104,788	105,347
Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1) 2.09%	07/25/24	46,216	46,549
Freddie Mac Multifamily Structured Pass-Through Certificates (K723-X1) (I/O) 0.92%(3)	08/25/23	461,678	5,170

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.42%(3)	12/25/22	$201,588	$825
Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O) 0.77%(3)	09/25/22	289,144	1,421
Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O) 0.93%(3)	11/25/22	136,210	713
Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O) 0.29%(3)	07/25/23	6,234,820	23,670
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.64%(3)	09/25/25	489,098	11,099
Ginnie Mae (11-53-IO) (I/O) 0.00%(3), (4)	05/16/51	102,796	3
Ginnie Mae (12-123-IO) (I/O) 0.68%(3)	12/16/51	93,801	1,455
Ginnie Mae (13-1-IO) (I/O) 0.58%(3)	02/16/54	43,622	658

Total Commercial Mortgage-Backed Securities — Agency (Cost: $313,669)			317,899

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—12.8%
Banc of America Commercial Mortgage Trust (17-BNK3-A2) 3.12%	02/15/50	46	46
BANK (18-BN14-A2) 4.13%	09/15/60	2,349	2,421
BBCMS Trust (18-BXH-A) 1.11%(1 mo. USD LIBOR + 1.000%)(1), (2)	10/15/37	8,346	8,351
Benchmark Mortgage Trust (18-B6-A2) 4.20%	10/10/51	6,823	6,974
BX Trust (18-EXCL-A) 1.19%(1 mo. USD LIBOR + 1.088%)(1), (2)	09/15/37	102,986	102,512
BX Trust (21-MFM1-A) 0.81%(1 mo. USD LIBOR + 0.700%)(1), (2)	01/15/34	20,000	19,907
BXHPP Trust (21-FILM-A) 0.76%(1 mo. USD LIBOR + 0.650%)(1), (2)	08/15/36	100,000	99,490
CD Mortgage Trust (17-CD4-A2) 3.03%	05/10/50	5,000	5,014
Citigroup Commercial Mortgage Trust (13-375P-A) 3.25%(1)	05/10/35	3,500	3,547
Citigroup Commercial Mortgage Trust (13-GC11-AAB) 2.69%	04/10/46	2,023	2,035
Citigroup Commercial Mortgage Trust (16-C3-A2) 2.51%	11/15/49	796	796
CityLine Commercial Mortgage Trust (16-CLNE-A) 2.78%(1), (3)	11/10/31	53,000	53,590
COMM Mortgage Trust (12-CR2-A3) 2.84%(1)	08/15/45	16,973	16,993
COMM Mortgage Trust (12-CR3-A3) 2.82%	10/15/45	78,230	78,525
COMM Mortgage Trust (12-CR4-A3) 2.85%	10/15/45	40,751	40,962
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(3)	10/15/45	695,400	4,639
COMM Mortgage Trust (13-CR11-XA) (I/O) 0.91%(3)	08/10/50	534,210	6,506
COMM Mortgage Trust (13-LC6-XB) (I/O) 0.36%(1), (3)	01/10/46	100,000	317
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	52,345	52,406
COMM Mortgage Trust (15-CR22-A2) 2.86%	03/10/48	8,929	8,975
COMM Mortgage Trust (15-DC1-A2) 2.87%	02/10/48	9,041	9,038
COMM Mortgage Trust (15-LC19-A2) 2.79%	02/10/48	1,470	1,467
COMM Mortgage Trust (15-LC23-A2) 3.22%	10/10/48	4,287	4,268
DBWF Mortgage Trust (18-AMXP-A) 3.75%(1), (3)	05/05/35	15,000	15,007
GS Mortgage Securities Trust (11-GC5-XA) (I/O) 0.00%(1), (3), (4)	08/10/44	213,192	2
GS Mortgage Securities Trust (12-ALOH-A) 3.55%(1)	04/10/34	100,000	100,005
GS Mortgage Securities Trust (12-GCJ7-A4) 3.38%	05/10/45	38,071	38,044
GS Mortgage Securities Trust (12-GCJ7-AS) 4.09%	05/10/45	14,000	14,028
GS Mortgage Securities Trust (13-G1-A1) 2.06%(1)	04/10/31	15,282	15,222
GS Mortgage Securities Trust (13-GC13-AAB) 3.72%(3)	07/10/46	2,522	2,557
GS Mortgage Securities Trust (13-GC16-XA) (I/O) 1.01%(3)	11/10/46	435,449	6,132
GS Mortgage Securities Trust (15-GC32-A2) 3.06%	07/10/48	49,016	48,984
JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O) 0.72%(3)	01/15/47	122,256	1,404
JPMBB Commercial Mortgage Securities Trust (14-C19-A3) 3.67%	04/15/47	2,977	2,964
JPMBB Commercial Mortgage Securities Trust (14-C21-ASB) 3.43%	08/15/47	17,276	17,617
JPMBB Commercial Mortgage Securities Trust (15-C32-A2) 2.82%	11/15/48	9,294	9,339
JPMorgan Chase Commercial Mortgage Securities Trust (12-C6-A3) 3.51%	05/15/45	35,751	35,798
JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-A3) 2.83%	10/15/45	7,260	7,291
JPMorgan Chase Commercial Mortgage Securities Trust (12-CBX-A4) 3.48%	06/15/45	56,090	56,428
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O) 0.43%(1),(3),(5)	09/15/39	289,760	35
LoanCore Issuer, Ltd. (19-CRE3-A) 1.16%(1 mo. USD LIBOR + 1.050%)(1), (2)	04/15/34	36,737	36,672
Morgan Stanley Bank of America Merrill Lynch Trust (14-C14-A4) 3.79%	02/15/47	6,177	6,225
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-XA) (I/O) 0.93%(3)	04/15/47	965,725	13,695

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Morgan Stanley Capital I Trust (12-C4-AS) 3.77%	03/15/45	$18,295	$18,295
Morgan Stanley Capital I Trust (15-MS1-ASB) 3.46%	05/15/48	6,928	7,114
Nomura Home Equity Loan, Inc. Home Equity Loan Trust (06-HE1-M1) 0.72%(1 mo. USD LIBOR + 0.615%)(2)	02/25/36	92,444	92,799
OPG Trust (21-PORT-XCP) (I/O) 0.05%(1), (3)	10/15/36	11,819,000	3,851
PFP, Ltd. (19-5-A) 1.08%(1 mo. USD LIBOR + 0.970%)(1), (2)	04/14/36	65,916	65,885
PFP, Ltd. (19-6-A) 1.16%(1 mo. USD LIBOR + 1.050%)(1), (2)	04/14/37	31,790	31,777
RASC Trust (05-AHL2-M1) 0.74%(1 mo. USD LIBOR + 0.630%)(2)	10/25/35	47,865	47,859
SREIT Trust (21-MFP2-A) 0.93%(1 mo. USD LIBOR + 0.822%)(1), (2)	11/15/36	100,000	99,750
STWD Trust (21-FLWR-A) 0.68%(1 mo. USD LIBOR + 0.577%)(1), (2)	07/15/36	50,000	49,452
UBS-Barclays Commercial Mortgage Trust (12-C2-A4) 3.53%	05/10/63	10,000	10,016
UBS-Barclays Commercial Mortgage Trust (13-C5-A4) 3.18%	03/10/46	120,000	121,330
Wells Fargo Commercial Mortgage Trust (16-C35-A2) 2.50%	07/15/48	951	950
Wells Fargo Commercial Mortgage Trust (16-NXS6-A2) 2.40%	11/15/49	1,036	1,037
Wells Fargo Commercial Mortgage Trust (17-C38-A2) 3.04%	07/15/50	2,725	2,735
WFRBS Commercial Mortgage Trust (12-C10-A3) 2.88%	12/15/45	60,000	60,432
WFRBS Commercial Mortgage Trust (12-C8-A3) 3.00%	08/15/45	79,852	80,116
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.85%(1), (3)	11/15/45	101,192	843
WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O) 0.66% (3)	06/15/46	903,762	5,593
WFRBS Commercial Mortgage Trust (14-C20-A4) 3.72%	05/15/47	4,913	4,977

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,664,672)			1,661,039

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.2%
Fannie Mae (02-41-F) 0.66%(1 mo. USD LIBOR + 0.550%)(2)	07/25/32	17,826	17,952
Fannie Mae (05-W3-2AF) 0.33%(1 mo. USD LIBOR + 0.220%)(2)	03/25/45	6,923	6,905
Fannie Mae (11-110-FE) (PAC) 0.51%(1 mo. USD LIBOR + 0.400%)(2)	04/25/41	15,458	15,505
Fannie Mae (11-117-PF) (PAC) 0.46%(1 mo. USD LIBOR + 0.350%)(2)	07/25/39	16,893	16,897
Fannie Mae (11-84-F) (PAC) 0.46%(1 mo. USD LIBOR + 0.350%)(2)	01/25/40	15,416	15,430
Fannie Mae (13-130-BF) 0.36%	07/25/43	149,710	149,735
Freddie Mac (3016-GF) 0.46%(1 mo. USD LIBOR + 0.350%)(2)	08/15/25	90,380	90,241
Freddie Mac (3320 FC) 0.28%	05/15/37	115,072	115,094
Ginnie Mae (02-72-FB) (PAC) 0.50%(1 mo. USD LIBOR + 0.400%)(2)	10/20/32	25,545	25,664
Ginnie Mae (02-72-FC) (PAC) 0.50%(1 mo. USD LIBOR + 0.400%)(2)	10/20/32	24,922	25,038
Ginnie Mae II, Pool #MA6081 3.50%	08/20/49	68,996	70,380

Total Residential Mortgage-backed Securities—Agency (Cost: $547,472)			548,841

RESIDENTIAL MORTGAGE-BACKED SECURITIES— NON-AGENCY—3.8%
Alternative Loan Trust (05-56-4A1) 0.73%(1 mo. USD LIBOR + 0.620%)(2)	11/25/35	7,437	7,194
Bear Stearns Asset Backed Securities (04-AC1-A2) 0.61%	03/25/34	62,115	61,333
CHL Mortgage Pass-Through Trust (04-25-1A1) 0.77%(1 mo. USD LIBOR + 0.660%)(2)	02/25/35	11,162	11,073
Encore Credit Receivables Trust (05-3-M4) 1.01%(1 mo. USD LIBOR + 0.900%)(2)	10/25/35	25,000	25,115
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.11%(1 mo. USD LIBOR + 1.000%)(2)	08/25/34	5,077	5,133
JPMorgan Mortgage Trust (05-A5-TA1) 2.53%(3)	08/25/35	624	633
JPMorgan Mortgage Trust (05-A6-7A1) 2.95%(3),(6)	08/25/35	7,562	7,067
MASTR Adjustable Rate Mortgages Trust (04-13-3A1) 2.73%(3)	11/21/34	15,329	15,502
MASTR Seasoned Securitization Trust (05-1-4A1) 2.38%(3)	10/25/32	10,081	10,180
Morgan Stanley Mortgage Loan Trust (07-6XS-1A2S) 5.50%	02/25/47	497	496
MortgageIT Trust (05-3-A1) 0.71%(1 mo. USD LIBOR + 0.600%)(2)	08/25/35	3,994	3,976
MortgageIT Trust (05-3-A2) 0.81%(1 mo. USD LIBOR + 0.700%)(2)	08/25/35	19,972	19,866
MortgageIT Trust (05-5-A1) 0.63%(1 mo. USD LIBOR + 0.520%)(2)	12/25/35	17,354	17,505
Structured Adjustable Rate Mortgage Loan Trust (05-17-3A1) 2.83%(3)	08/25/35	13,192	12,962
Towd Point Mortgage Trust (17-1-A1) 2.75%(1), (3)	10/25/56	44,862	45,091
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 0.69%(1 mo. USD LIBOR + 0.580%)(2)	10/25/45	57,487	57,681

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
WaMu Mortgage Pass-Through Certificates (05-AR8-2A1A) 0.69%(1 mo. USD LIBOR + 0.580%)(2)	07/25/45	$73,960	$73,331
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.16%(12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	62,300	62,489
Wells Fargo Home Equity Asset-Backed Securities Trust (07-2-A3) 0.34%(1 mo. USD LIBOR + 0.230%)(2)	04/25/37	55,216	54,614

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $483,336)			491,241

CORPORATE BONDS—25.1%

Aerospace & Defense—0.5%
BAE Systems Holdings, Inc. 3.85%(1)	12/15/25	35,000	37,085
Boeing Co. (The) 1.43%	02/04/24	25,000	24,789

			61,874

Agriculture—0.5%
BAT Capital Corp. 3.56%	08/15/27	50,000	51,154
Imperial Brands Finance PLC 3.13%(1)	07/26/24	15,000	15,344

			66,498

Airlines—0.0%
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26	5,466	5,794

Auto Manufacturers—0.7%
Daimler Finance North America LLC 1.75%(1)	03/10/23	15,000	15,075
Ford Motor Credit Co. LLC 4.25%	09/20/22	55,000	55,802
General Motors Financial Co., Inc. 3.15%	06/30/22	15,000	15,114

			85,991

Banks—10.5%
ABN AMRO Bank NV 2.47%(U.S. 1 year Treasury Constant Maturity Rate + 1.100%)(1), (2)	12/13/29	15,000	14,540
Bank of America Corp. 0.98%(SOFR + 0.690%)(2) 3.46%(3 mo. USD LIBOR + 0.970%)(2)	04/22/25 03/15/25	180,000 10,000	176,566 10,326
Citigroup, Inc. 1.21%(3 mo. USD LIBOR + 0.950%)(2)	07/24/23	197,000	197,570
Credit Suisse Group AG 1.31%(SOFR + 0.980%)(1), (2)	02/02/27	70,000	66,220
Discover Bank 4.20%	08/08/23	10,000	10,401
DNB Bank ASA 1.13%(U.S. 1 year Treasury Constant Maturity Rate + 0.850%)(1), (2)	09/16/26	20,000	19,268
Goldman Sachs Group, Inc. (The)
1.43%(SOFR + 0.798%)(2)	03/09/27	5,000	4,801
2.91%(3 mo. USD LIBOR + 0.990%)(2)	07/24/23	180,000	181,382
3.27%(3 mo. USD LIBOR + 1.201%)(2)	09/29/25	10,000	10,300
HSBC Holdings PLC 2.21%(SOFR + 1.285%)(2)	08/17/29	75,000	71,519
JPMorgan Chase & Co. 2.96%	01/25/33	20,000	20,127
Lloyds Banking Group PLC (United Kingdom) 2.91%(3 mo. USD LIBOR +0.810%)(2)	11/07/23	60,000	60,691
Macquarie Group, Ltd. (Australia)
1.20%(SOFR + 0.694%)(1), (2)	10/14/25	30,000	29,322
2.87%(SOFR + 1.532%)(1), (2)	01/14/33	5,000	4,823
3.19%(3 mo. USD LIBOR + 1.023%)(1), (2)	11/28/23	20,000	20,278
Morgan Stanley
0.73%(SOFR + 0.616%)(2)	04/05/24	5,000	4,960
2.72%(SOFR + 1.152%)(2)	07/22/25	190,000	193,127
NatWest Group PLC (United Kingdom) 4.27%(3 mo. USD LIBOR + 1.762%)(2)	03/22/25	25,000	26,140
Santander UK Group Holdings PLC (United Kingdom) 1.53%(U.S. 1 year Treasury Constant Maturity Rate + 1.250%)(2)	08/21/26	10,000	9,667
4.80%(3 mo. USD LIBOR +1.570%)(2)	11/15/24	45,000	47,282
Wells Fargo & Co.
2.16%(3 mo. USD LIBOR + 0.750%)(2)	02/11/26	190,000	190,135
2.39%(SOFR + 2.100%)(2)	06/02/28	5,000	4,963

			1,374,408

Beverages—0.2%
Bacardi, Ltd. 4.45%(1)	05/15/25	20,000	21,360

Commercial Services—0.3%
Global Payments, Inc. 1.50%	11/15/24	25,000	24,661
IHS Markit, Ltd.
4.00%(1)	03/01/26	5,000	5,346
5.00%(1)	11/01/22	5,000	5,098

			35,105

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	55,000	54,066

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Air Lease Corp.
2.88%	01/15/26	$5,000	$5,047
3.25%	03/01/25	25,000	25,674
Park Aerospace Holdings, Ltd. 4.50%(1)	03/15/23	27,000	27,682

			112,469

Electric—1.1%
American Electric Power 2.03%	03/15/24	30,000	30,035
Duke Energy Corp. 2.55%	06/15/31	5,000	4,842
Jersey Central Power & Light Co. 4.70%(1)	04/01/24	50,000	52,554
NextEra Energy Capital Holdings, Inc. 0.43% (3 mo. USD LIBOR + 0.270%)(2)	02/22/23	55,000	55,073

			142,504
Food—0.4%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.00%(1)	05/15/32	20,000	18,890
Kraft Heinz Foods Co. 5.00%	07/15/35	10,000	11,422
Smithfield Foods, Inc. 4.25%(1)	02/01/27	25,000	26,421

			56,733
Health Care-Products—0.2%
Baxter International, Inc. 0.87%(1)	12/01/23	30,000	29,618

Health Care-Services—1.2%
Centene Corp. 3.00%	10/15/30	28,000	27,213
CommonSpirit Health 2.76%	10/01/24	5,000	5,093
Fresenius Medical Care US Finance III, Inc. 1.88%(1)	12/01/26	15,000	14,567
HCA, Inc.
5.00%	03/15/24	10,000	10,607
5.25%	06/15/26	50,000	54,680
Humana, Inc. 0.65%	08/03/23	10,000	9,883
Universal Health Services, Inc. 1.65%(1)	09/01/26	35,000	33,750

			155,793

Insurance—1.0%
Athene Global Funding 0.75% (SOFR + 0.700%)(1),(2)	05/24/24	30,000	30,048
Equitable Financial Life Global Funding 0.80%(1)	08/12/24	5,000	4,865
Nationwide Mutual Insurance Co. 2.49% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	70,090
Willis North America, Inc. 2.95%	09/15/29	20,000	19,892

			124,895
Internet—0.2%
Netflix, Inc. 5.88%	02/15/25	$25,000	$27,514

Lodging—0.0%
Hyatt Hotels Corp. 1.30%	10/01/23	5,000	4,964

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 1.97% (3 mo. USD LIBOR + 1.650%)(2)	02/01/24	54,000	55,333

Miscellaneous Manufacturers—0.1%
General Electric Co. 0.64% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	10,000	8,698

Packaging & Containers—0.3%
Berry Global, Inc. 4.88%(1)	07/15/26	35,000	35,869

Pharmaceuticals—1.1%
AbbVie, Inc.
3.25%	10/01/22	5,000	5,052
3.80%	03/15/25	25,000	26,271
Bayer US Finance II LLC
3.88%(1)	12/15/23	3,000	3,101
4.38%(1)	12/15/28	55,000	59,590
Cigna Corp. 4.13%	11/15/25	20,000	21,371
CVS Health Corp.
2.75%	12/01/22	5,000	5,053
2.88%	06/01/26	20,000	20,518

			140,956
Pipelines—0.6%
Energy Transfer LP 4.95%	06/15/28	50,000	55,171
Plains All American Pipeline LP / PAA Finance Corp. 4.50%	12/15/26	22,000	23,672

			78,843

REIT—1.2%
American Assets Trust LP 3.38%	02/01/31	10,000	9,924
American Campus Communities Operating Partnership LP 3.75%	04/15/23	5,000	5,107
Camden Property Trust 2.95%	12/15/22	5,000	5,066
CubeSmart LP 2.25%	12/15/28	10,000	9,727
CyrusOne LP / CyrusOne Finance Corp.
2.90%	11/15/24	5,000	5,162
3.45%	11/15/29	40,000	42,836
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	40,000	42,203
Hudson Pacific Properties LP 3.95%	11/01/27	30,000	31,657
SL Green Operating Partnership LP 3.25%	10/15/22	5,000	5,069
Ventas Realty LP 2.65%	01/15/25	5,000	5,100

			161,851

TCW Enhanced Commodity Strategy Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Retail—0.2%
Alimentation Couche-Tard, Inc. (Canada) 3.55%(1)	07/26/27	$15,000	$15,778
Dollar Tree, Inc. 4.00%	05/15/25	10,000	10,558

			26,336

Savings & Loans—0.6%
Nationwide Building Society (United Kingdom)
3.77% (3 mo. USD LIBOR + 1.064%)(1),(2)	03/08/24	65,000	66,446
4.36% (3 mo. USD LIBOR + 1.392%)(1),(2)	08/01/24	5,000	5,188
TIAA FSB Holdings, Inc. 5.75%	07/02/25	10,000	10,753

			82,387

Semiconductors—0.1%
NXP BV / NXP Funding LLC 4.63%(1)	06/01/23	15,000	15,584

Software—0.2%
Oracle Corp. 2.80%	04/01/27	30,000	30,219

Telecommunications—2.3%
AT&T, Inc. 1.38% (3 mo. USD LIBOR + 1.180%)(2)	06/12/24	90,000	91,655
Level 3 Financing, Inc. 3.88%(1)	11/15/29	40,000	39,375
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	65,000	70,938
T-Mobile USA, Inc. 3.75%	04/15/27	60,000	63,120
Verizon Communications, Inc. 1.45%	03/20/26	15,000	14,650
Vodafone Group PLC 4.13%	05/30/25	15,000	15,927

			295,665

Transportation—0.3%
Canadian Pacific Railway Co. 1.35%	12/02/24	35,000	34,601

Total Corporate Bonds (Cost: $3,311,309)			3,271,862

MUNICIPAL BONDS—0.4%
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25	5,000	5,391
County of Miami-Dade FL Aviation Revenue 2.32%	10/01/22	5,000	5,047
Los Angeles Unified School District 5.75%	07/01/34	10,000	12,717
Massachusetts School Building Authority 2.50%	02/15/37	20,000	19,034
Regents of the University of California Medical Center Pooled Revenue 3.26%	05/15/60	5,000	5,091
State of California 2.50%	10/01/22	10,000	10,115

Total Municipal Bonds (Cost: $58,101)			57,395

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.1%
Federal Home Loan Banks
1.04%	06/14/24	100,000	99,022
1.20%	12/23/24	175,000	173,759

Total U.S. Government Agency Obligations (Cost: $275,000)			272,781

Total Fixed Income Securities (Cost: $7,886,949)			7,854,804

		Shares
MONEY MARKET INVESTMENTS—14.8% (Cost: $1,925,331)
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(7),(8)		1,925,331	1,925,331

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—23.9%
U.S. TREASURY SECURITIES—23.9%
U.S. Cash Management Bill
0.00%(4),(9)	02/01/22	130,000	130,000
0.03%(9)	02/08/22	150,000	149,999
U.S. Treasury Bill
0.03%(9)	02/24/22	150,000	149,997
0.13%(9)	04/14/22	500,000	499,870
0.13%(9)	04/07/22	500,000	499,879
0.17%(9)	04/21/22	500,000	499,811
0.18%(9)	04/28/22	500,000	499,782
0.42%(9)	07/14/22	250,000	249,525
0.45%(9)	07/28/22	435,000	434,037

Total U.S. Treasury Securities (Cost: $3,113,599)			3,112,900

Total Investments (99.0%) (Cost: $12,925,879)			12,893,035

Excess Of Other Assets Over Liabilities (1.0%)			128,459
Net Assets (100.0%)			$13,021,494

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Total Return Swaps(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$12,622,664	2/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(10)	Monthly	$214,710	$—	$214,710
120,000	2/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(10)	Monthly	640	—	640
25,000	2/23/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(10)	Monthly	279	—	279

						$215,629	$—	$215,629

Notes to the Schedule of Investments:
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $2,751,593 or 21.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Restricted security (Note 3).
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Rate shown represents yield-to-maturity.
(10)	Custom Index has exposure to the following commodities as shown on the next three pages.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$1,792,416	14.20%	$(38,288)
Natural Gas	1,202,940	9.53%	228,314
WTI Crude Oil	1,032,534	8.18%	26,114
Brent Crude Oil	888,636	7.04%	17,067
Soybeans	743,475	5.89%	36,811
Corn	687,935	5.45%	11,818
Copper High Grade	638,707	5.06%	(30,086)
Silver	571,807	4.53%	(49,839)
Aluminium Primary	521,316	4.13%	(3,241)
Live Cattle	448,105	3.55%	7,665
Soybean Meal	425,384	3.37%	26,043
Soybean Oil	415,286	3.29%	11,345
Zinc High Grade	372,369	2.95%	(5,073)
Nickel Primary	352,172	2.79%	(27,751)
SRW Wheat	348,386	2.76%	(8,489)
Gasoil	337,025	2.67%	6,582
Coffee ‘C’ Arabica	330,714	2.62%	(3,816)
Sugar #11	325,665	2.58%	(14,449)
RBOB Gasoline	295,370	2.34%	10,715
Heating Oil	257,502	2.04%	6,042
Lean Hogs	241,093	1.91%	1,911
HRW Wheat	201,963	1.60%	(3,084)
Cotton	191,864	1.52%	7,743
United States Treasury Bill	—	—	656

	$$12,622,664	100.00%	$214,710

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2022
Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$17,040	14.20%	$(340)
Natural Gas	11,436	9.53%	1,519
WTI Crude Oil	9,816	8.18%	38
Brent Crude Oil	8,448	7.04%	19
Soybeans	7,068	5.89%	229
Corn	6,540	5.45%	(5)
Copper High Grade	6,072	5.06%	(272)
Silver	5,436	4.53%	(344)
Aluminium Primary	4,956	4.13%	(125)
Live Cattle	4,260	3.55%	78
Soybean Meal	4,044	3.37%	169
Soybean Oil	3,948	3.29%	50
Zinc High Grade	3,540	2.95%	(23)
Nickel Primary	3,348	2.79%	(61)
SRW Wheat	3,312	2.76%	(150)
Gasoil	3,204	2.67%	(7)
Coffee ‘C’ Arabica	3,144	2.62%	(50)
Sugar #11	3,096	2.58%	(68)
RBOB Gasoline	2,808	2.34%	27
Heating Oil	2,448	2.04%	10
Lean Hogs	2,292	1.91%	(18)
HRW Wheat	1,920	1.60%	(85)
Cotton	1,824	1.52%	47
United States Treasury Bill	—	—	2

	$$120,000	100.00%	$640

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2022

Components of Total Return Swap

Description(1)	Notional Amount	Weight%	Unrealized Appreciation (Depreciation)
Gold	$3,550	14.20%	$3
Natural Gas	2,383	9.53%	221
WTI Crude Oil	2,045	8.18%	24
Brent Crude Oil	1,760	7.04%	17
Soybeans	1,473	5.89%	41
Corn	1,363	5.45%	3
Copper High Grade	1,265	5.06%	(29)
Silver	1,133	4.53%	(14)
Aluminium Primary	1,033	4.13%	(28)
Live Cattle	888	3.55%	18
Soybean Meal	843	3.37%	28
Soybean Oil	823	3.29%	6
Zinc High Grade	738	2.95%	(9)
Nickel Primary	698	2.79%	(3)
SRW Wheat	690	2.76%	(15)
Gasoil	668	2.67%	1
Coffee ‘C’ Arabica	655	2.62%	8
Sugar#11	645	2.58%	(10)
RBOB Gasoline	585	2.34%	6
Heating Oil	510	2.04%	2
Lean Hogs	472	1.91%	5
HRW Wheat	400	1.60%	(7)
Cotton	380	1.52%	12
United States Treasury Bill	—	—	(1)

	$25,000	100.00%	$279

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Corporate Bonds	25.1%
U.S. Treasury Securities	23.9
Money Market Investments	14.8
Commercial Mortgage-Backed Securities—Non-Agency	12.8
Asset-Backed Securities	9.5
Residential Mortgage-Backed Securities—Agency	4.2
Residential Mortgage-Backed Securities—Non-Agency	3.8
Commercial Mortgage-Backed Securities—Agency	2.4
U.S. Government Agency Obligations	2.1
Municipal Bonds	0.4
Other*	1.0

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$1,233,746	$—	$1,233,746
Commercial Mortgage-Backed Securities—Agency	—	317,899	—	317,899
Commercial Mortgage-Backed Securities—Non-Agency	—	1,661,039	—	1,661,039
Residential Mortgage-Backed Securities—Agency	—	548,841	—	548,841
Residential Mortgage-Backed Securities—Non-Agency	—	491,241	—	491,241
Corporate Bonds*	—	3,271,862	—	3,271,862
Municipal Bonds	—	57,395	—	57,395
U.S. Government Agency Obligations	—	272,781	—	272,781

Total Fixed Income Securities	—	7,854,804	—	7,854,804

Money Market Investments	1,925,331	—	—	1,925,331
Short Term Investments	3,112,900	—	—	3,112,900

Total Investments	$5,038,231	$7,854,804	$—	$12,893,035

Asset Derivatives
Swap Agreements
Commodity Risk	—	215,629	—	215,629
Total	$5,038,231	$8,070,433	$—	$13,108,664

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—99.5% of Net Assets
CORPORATE BONDS—29.7%

Aerospace/Defense—0.3%
Boeing Co. (The) 1.43%	02/04/24		$80,000	$79,324

Agriculture—1.5%
Altria Group, Inc. 1.00%	02/15/23		100,000	113,131
BAT Capital Corp. 4.54%	08/15/47		35,000	34,120
BAT International Finance PLC (United Kingdom) 2.25%(1)	01/16/30		100,000	113,116
Imperial Brands Finance PLC
4.25%(2)	07/21/25		$50,000	52,838
8.13%(1)	03/15/24	GBP	50,000	75,003
9.00%(1)	02/17/22	GBP	55,000	74,024

				462,232

Airlines—0.4%
Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA) (EETC) 2.00%	12/10/29		81,928	80,183
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC) 6.25%	10/22/24		8,053	8,254
US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC) 5.90%	04/01/26		27,328	28,967

				117,404

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC
1.22% (3 mo. USD LIBOR + 1.080%)(3)	08/03/22		25,000	24,969
1.49% (3 mo. USD LIBOR + 1.270%)(3)	03/28/22		20,000	20,013
General Motors Financial Co., Inc.
3.15%	06/30/22		20,000	20,152
3.45%	04/10/22		5,000	5,012
3.55%	07/08/22		10,000	10,119

				80,265

Banks—8.3%
Bank of America Corp.
1.66% (SOFR + 0.910%)(3)	03/11/27		180,000	174,905
3.09% (3 mo. USD LIBOR + 1.090%)(3)	10/01/25		80,000	81,963
3.82% (3 mo. USD LIBOR + 1.575%)(3)	01/20/28		25,000	26,484
China Development Bank 3.48%	01/08/29		4,330,000	704,802
Citigroup, Inc. 1.46% (SOFR + 0.770%)(3)	06/09/27		75,000	72,020
Credit Suisse Group AG
1.31% (SOFR + 0.980%)(2),(3)	02/02/27		20,000	18,920
2.19% (SOFR + 2.044%)(2),(3)	06/05/26		85,000	83,946
2.59% (SOFR + 1.560%)(2),(3)	09/11/25		60,000	60,346
Goldman Sachs Group, Inc. (The) 0.93% (SOFR + 0.486%)(3)	10/21/24		30,000	29,568
1.09% (SOFR + 0.789%)(3)	12/09/26		$10,000	9,518
3.27% (3 mo. USD LIBOR + 1.201%)(3)	09/29/25		130,000	133,906
HSBC Holdings PLC (United Kingdom)
1.75% (SONIO/N + 1.307%)(3)	07/24/27	GBP	100,000	129,696
2.63% (3 mo. USD LIBOR + 1.402%)(3)	11/07/25		$5,000	5,053
4.29% (3 mo. USD LIBOR + 1.348%)(3)	09/12/26		15,000	15,942
JPMorgan Chase & Co.
0.77% (SOFR+ 0.490%)(3)	08/09/25		40,000	38,882
0.97% (SOFR + 0.580%)(3)	06/23/25		20,000	19,571
1.05% (SOFR + 0.800%)(3)	11/19/26		55,000	52,462
1.58% (SOFR + 0.885%)(3)	04/22/27		40,000	38,712
2.01% (SOFR + 1.585%)(3)	03/13/26		65,000	64,728
2.08% (SOFR + 1.850%)(3)	04/22/26		35,000	34,866
Lloyds Banking Group PLC (United Kingdom)
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(3)	07/09/25		50,000	52,170
3.90%	03/12/24		35,000	36,519
Macquarie Group, Ltd. (Australia)
1.34% (SOFR + 1.069%)(2),(3)	01/12/27		95,000	90,925
2.87% (SOFR + 1.532%)(2),(3)	01/14/33		25,000	24,113
Morgan Stanley
1.16% (SOFR + 0.560%)(3)	10/21/25		125,000	122,082
1.59% (SOFR + 0.879%)(3)	05/04/27		55,000	53,136
Santander UK Group Holdings PLC (United Kingdom)
1.53% (U.S. 1-year Treasury Constant Maturity Rate + 1.250%)(3)	08/21/26		10,000	9,667
4.80% (3 mo. USD LIBOR +1.570%)(3)	11/15/24		100,000	105,072
Santander UK PLC (United Kingdom)
5.00% (2)	11/07/23		20,000	21,053
Wells Fargo & Co.
2.19% (SOFR + 2.000%)(3)	04/30/26		25,000	24,984
2.39% (SOFR + 2.100%)(3)	06/02/28		165,000	163,766

				2,499,777

Beverages— 0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%	02/01/46		60,000	71,125
Anheuser-Busch InBev Worldwide, Inc. 4.60%	04/15/48		20,000	22,928
Bacardi, Ltd.
4.45%(2)	05/15/25		50,000	53,400
4.70%(2)	05/15/28		10,000	11,099

				158,552

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

Chemicals—0.4%
International Flavors & Fragrances, Inc. 1.75%	03/14/24	$100,000	$115,423

Commercial Services—0.3%
IHS Markit, Ltd.
4.00%(2)	03/01/26	$50,000	53,463
4.75%	08/01/28	30,000	34,058

			87,521

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26	70,000	68,811
3.50%	05/26/22	25,000	25,163
3.88%	01/23/28	10,000	10,465
4.13%	07/03/23	15,000	15,458
4.88%	01/16/24	15,000	15,759
Air Lease Corp. 3.25%	03/01/25	20,000	20,539
Avolon Holdings Funding, Ltd. 2.53%(2)	11/18/27	24,000	22,785
2.88%(2)	02/15/25	30,000	30,310
Park Aerospace Holdings, Ltd.
4.50%(2)	03/15/23	20,000	20,505
5.50%(2)	02/15/24	6,000	6,338

			236,133
Electric—0.4%
FirstEnergy Transmission LLC 2.87%(2)	09/15/28	78,000	76,813
Pennsylvania Electric Co. 3.25%(2)	03/15/28	50,000	50,895

			127,708

Engineering & Construction—0.4%
Heathrow Funding, Ltd. 5.23%(2)	02/15/23	75,000	104,180
PowerTeam Services LLC
9.03%(2)	12/04/25	16,000	16,385

			120,565

Environmental Control —0.1%
GFL Environmental, Inc. (Canada)
3.75%(2)	08/01/25	7,000	7,010
5.13%(2)	12/15/26	9,000	9,314

			16,324

Food—0.6%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 4.38%	02/02/52	20,000	19,447
Kraft Heinz Foods Co.
3.00%	06/01/26	34,000	34,369
4.38%	06/01/46	15,000	15,748
5.00%	07/15/35	22,000	25,129
Pilgrim’s Pride Corp.
4.25%(2)	04/15/31	37,000	36,633
5.88%(2)	09/30/27	16,000	16,720
Post Holdings, Inc. 4.63%(2)	04/15/30	25,000	24,129

			172,175

Health Care-Products—0.8%
Becton Dickinson Euro Finance Sarl 0.63%	06/04/23	100,000	113,091
Thermo Fisher Scientific Finance I BV 2.00%	10/18/51	$100,000	111,698

			224,789

Health Care-Services—0.8%
CommonSpirit Health 2.78%	10/01/30	10,000	10,051
HCA, Inc.
4.13%	06/15/29	49,000	52,103
5.00%	03/15/24	18,000	19,092
5.25%	04/15/25	2,000	2,178
5.25%	06/15/49	84,000	99,168
Molina Healthcare, Inc.
3.88%(2)	11/15/30	63,000	62,508

			245,100

Insurance—0.8%
Athene Global Funding 1.99%(2)	08/19/28	90,000	85,338
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	80,000	97,406
Teachers Insurance & Annuity Association of America 4.27%(2)	05/15/47	40,000	46,207

			228,951

Internet—0.6%
Alibaba Group Holding, Ltd. 2.13%	02/09/31	95,000	89,224
Tencent Holdings, Ltd. 3.60%(2)	01/19/28	90,000	93,756

			182,980

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%	05/01/47	81,000	89,757
CSC Holdings LLC
4.13%(2)	12/01/30	25,000	22,889
6.50%(2)	02/01/29	7,000	7,301
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(2)	08/15/30	54,000	51,502
5.50%(2)	05/15/29	16,000	16,330

			187,779

Miscellaneous Manufacturers—0.8%
General Electric Co.
0.52% (3 mo. USD LIBOR + 0.380%)(3)	05/05/26	58,000	57,395
0.64% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	200,000	173,961

			231,356

Multi-National—0.2%
International Bank for Reconstruction & Development 1.75%(1)	03/13/25	650,000	72,525

Oil & Gas—2.3%
Antero Resources Corp. 8.38%(2)	07/15/26	10,000	11,125
Energean Israel Finance, Ltd. 4.50%(1)	03/30/24	50,000	50,265
Exxon Mobil Corp. 1.41%	06/26/39	100,000	104,862
Leviathan Bond, Ltd. 6.75%(1)	06/30/30	55,000	58,953
Petroleos Mexicanos

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
Oil & Gas (Continued)
5.50%(1)	02/24/25	EUR	$197,000	$239,332
7.69%	01/23/50		$15,000	13,923
SA Global Sukuk, Ltd.
2.69%(2)	06/17/31		200,000	198,020
Transocean Pontus, Ltd.
6.13%(2)	08/01/25		10,720	10,580
Transocean Poseidon, Ltd.
6.88%(2)	02/01/27		7,000	6,801

				693,861

Oil & Gas Services—0.1%
Transocean Phoenix 2, Ltd. 7.75%(2)	10/15/24		12,500	12,628
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27		4,000	4,114

				16,742

Packaging & Containers—0.4%
Berry Global, Inc. 1.00%(1)	01/15/25		100,000	112,383
Graphic Packaging International LLC 4.88%	11/15/22		8,000	8,147

				120,530

Pharmaceuticals—1.3%
AbbVie, Inc.
4.50%	05/14/35		108,000	122,304
Bayer US Finance II LLC
4.25%(2)	12/15/25		35,000	37,339
4.38%(2)	12/15/28		25,000	27,086
4.63%(2)	06/25/38		25,000	27,966
4.88%(2)	06/25/48		65,000	75,285
Cigna Corp.
3.40%	03/15/51		35,000	33,554
CVS Health Corp.
5.05%	03/25/48		65,000	79,709

				403,243

Pipelines—0.6%
Energy Transfer LP
5.00%	05/15/50		24,000	26,064
5.15%	03/15/45		125,000	134,651
Kinder Morgan Energy Partners LP
5.00%	08/15/42		15,000	16,389

				177,104

REIT—1.9%
American Assets Trust LP
3.38%	02/01/31		40,000	39,698
American Campus Communities Operating Partnership LP
4.13%	07/01/24		30,000	31,606
CyrusOne LP / CyrusOne Finance Corp.
1.45%	01/22/27		EUR 100,000	113,543
2.90%	11/15/24		$45,000	46,455
3.45%	11/15/29		45,000	48,190
GLP Capital LP / GLP Financing II, Inc.
3.35%	09/01/24		45,000	46,445
5.25%	06/01/25		15,000	16,130
5.30%	01/15/29		40,000	44,348
5.38%	04/15/26		25,000	27,040
5.75%	06/01/28		5,000	5,620
Healthcare Trust of America Holdings LP
3.10%	02/15/30		75,000	76,424
Lexington Realty Trust
2.70%	09/15/30		20,000	19,376
SL Green Operating Partnership LP
3.25%	10/15/22		55,000	55,764

				570,639

Retail—0.3%
Alimentation Couche-Tard, Inc.
3.06%	07/26/24		95,000	76,351
Michaels Cos, Inc. (The)
5.25%(2)	05/01/28		20,000	19,310

				95,661

Savings & Loans—0.4%
Nationwide Building Society (United Kingdom) 3.77% (3 mo. USD LIBOR +1.064%)(2),(3)	03/08/24		110,000	112,447

Semiconductors—0.1%
Intel Corp. 3.05%	08/12/51		23,000	21,711

Software—0.2%
Oracle Corp. 3.95%	03/25/51		74,000	69,938

Telecommunications—3.2%
AT&T, Inc.
3.80%	12/01/57		106,000	103,816
4.75%	05/15/46		130,000	149,009
Frontier Communications Holdings LLC
5.00%(2)	05/01/28		11,000	10,917
Intelsat Jackson Holdings S. A. (Luxembourg)
6.50%(4)	03/15/30		104,000	104,000
8.50%(2),(5)	10/15/24		21,000	9,555
9.75%(2),(5)	07/15/25		15,000	6,661
Level 3 Financing, Inc.
3.63%(2)	01/15/29		15,000	13,680
3.88%(2)	11/15/29		55,000	54,141
4.63%(2)	09/15/27		3,000	2,992
Qwest Corp.
7.25%	09/15/25		33,000	37,537
Sprint Corp.
7.88%	09/15/23		16,000	17,299
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (2)	03/20/25		207,188	216,491
T-Mobile USA, Inc.
2.55%	02/15/31		20,000	19,068
2.63%	04/15/26		90,000	88,301
3.75%	04/15/27		20,000	21,040
3.88%	04/15/30		20,000	20,991
4.38%	04/15/40		20,000	21,500
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49		63,000	73,485

				970,483

Total Corporate Bonds (Cost: $9,078,625)				8,899,242

MUNICIPAL BONDS—0.7%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	44,740
City of New York NY, General Obligation Unlimited 3.00%	08/01/34		55,000	57,183
3.62%	04/01/31		50,000	53,592

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS (Continued)
County of Miami-Dade FL Aviation Revenue, Revenue Bond 2.86%	10/01/35		$50,000	$50,099

Total Municipal Bonds (Cost: $205,129)				205,614

FOREIGN GOVERNMENT BONDS—36.6%
Australia Government Bond
0.50%(1)	09/21/26	AUD	188,000	126,332
1.25%	05/21/32	AUD	91,000	60,132
2.75%(1)	05/21/41	AUD	122,000	91,009
Bonos de la Tesoreria de la Republica en pesos 2.50%	03/01/25	CLP	125,000,000	142,168
Canada Housing Trust 0.95%(2)	06/15/25	CAD	100,000	76,560
Canada Housing Trust No 1 1.75%(2)	06/15/30	CAD	315,000	239,760
Canadian Government Bond
0.25%	03/01/26	CAD	65,000	48,404
2.75%	12/01/48	CAD	35,000	31,419
China Development Bank
3.09%	06/18/30	CNY	1,290,000	204,020
4.24%	08/24/27	CNY	3,570,000	603,679
China Government Bond
2.85%	06/04/27	CNY	1,380,000	221,330
3.02%	05/27/31	CNY	270,000	43,361
3.13%	11/21/29	CNY	3,260,000	525,371
3.72%	04/12/51	CNY	3,180,000	535,854
Colombia Government International Bond 4.13%	02/22/42		$200,000	158,800
European Union 0.20%(1)	06/04/36	EUR	38,000	40,686
French Republic Government Bond OAT 0.00%(1),(6)	11/25/31	EUR	175,000	189,252
0.50%(1)	06/25/44	EUR	55,000	57,296
0.75%(1)	05/25/52	EUR	32,000	33,385
Hungary Government Bond
2.25%	04/20/33	HUF	37,750,000	91,762
2.50%	10/24/24	HUF	23,620,000	71,080
3.00%	08/21/30	HUF	2,250,000	6,149
Hungary Government International Bond 3.13%(2)	09/21/51		$200,000	186,555
Indonesia Government International Bond 1.40%	10/30/31	EUR	200,000	221,344
Indonesia Treasury Bond 6.63%	05/15/33	IDR	1,932,000,000	134,200
Ireland Government Bond
1.30%(1)	05/15/33	EUR	65,000	79,284
1.35%(1)	03/18/31	EUR	30,000	36,948
1.50%(1)	05/15/50	EUR	40,000	50,392
Israel Government Bond
3.75%	03/31/47	ILS	94,000	36,949
Italy Buoni Poliennali Del Tesoro
0.60% (1)	08/01/31	EUR	165,000	174,359
1.50%(1)	04/30/45	EUR	95,000	97,969
Japan Government Thirty-Year Bond 0.40%	03/20/50	JPY	49,950,000	394,651
2.00%	03/20/42	JPY	37,750,000	416,354
Japan Government Twenty-Year Bond 0.50%	09/20/36	JPY	28,500,000	251,629
Korea Treasury Bond
1.88%	06/10/26	KRW	297,570,000	241,384
2.00%	06/10/31	KRW	151,110,000	119,051
Malaysia Government Bond 4.64%	11/07/33	MYR	658,000	167,065
Mexico Government Bond (BONOS) 7.50%	06/03/27	MXN	1,100,000	53,138
New Zealand Government Bond
0.50%	05/15/24	NZD	1,215,000	769,321
0.50%	05/15/26	NZD	361,000	218,832
1.75%	05/15/41	NZD	180,000	98,587
2.75%(1)	04/15/37	NZD	107,000	70,314
Norway Government Bond
1.50%(1)	02/19/26	NOK	6,025,000	666,463
3.00%(1)	03/14/24	NOK	1,345,000	155,120
Panama Government International Bond 3.75%(1)	04/17/26		$18,000	18,774
Peru Government Bond 5.40%	08/12/34	PEN	187,000	44,117
Philippine Government International Bond
1.75%	04/28/41	EUR	100,000	107,767
Portugal Obrigacoes do Tesouro OT
1.00%(1)	04/12/52	EUR	115,000	113,381
2.13%(1)	10/17/28	EUR	64,000	80,811
Province of Ontario Canada
1.85%	02/01/27	CAD	155,000	120,618
2.05%	06/02/30	CAD	70,000	53,761
2.60%	06/02/25	CAD	45,000	36,228
2.65%	02/05/25	CAD	75,000	60,538
Republic of Poland Government Bond 0.75%	04/25/25	PLN	729,000	161,991
Romania Government Bond 3.25%	06/24/26	RON	425,000	89,849
Romanian Government International Bond
2.00%(1)	01/28/32	EUR	87,000	86,738
3.62%(2)	05/26/30	EUR	50,000	58,578
Saudi Government International Bond 2.00%(1)	07/09/39	EUR	200,000	231,346
Singapore Government Bond
0.50%	11/01/25	SGD	120,000	85,892
1.63%	07/01/31	SGD	155,000	113,283
2.38%	07/01/39	SGD	89,000	69,362
South Africa Government Bond 8.88%	02/28/35	ZAR	1,459,000	84,792
Spain Government Bond
0.60%(1)	10/31/29	EUR	212,000	240,418
0.80%(1)	07/30/27	EUR	95,000	109,819
1.00%(1)	10/31/50	EUR	37,000	36,536
1.85%(1)	07/30/35	EUR	190,000	235,641
Thailand Government Bond
1.59%	12/17/35	THB	2,254,000	60,305
United Kingdom Gilt
0.13%(1)	01/31/24	GBP	35,000	46,115
1.25%(1)	10/22/41	GBP	96,000	123,145
1.75%(1)	09/07/37	GBP	186,000	258,748

Total Foreign Government Bonds (Cost: $11,371,028)				10,966,271

ASSET-BACKED SECURITIES—5.4%
CoreVest American Finance Trust (20-1-A2) 2.30%(2)	03/15/50		30,000	29,550
Dryden Senior Loan Fund 1.81% (3 mo. USD LIBOR + 1.650%)(2),(3)	05/15/32		185,000	185,146
Eaton Vance CLO, Ltd. (13-1A-A13R) 1.49% (3 mo. USD LIBOR + 1.250%)(2),(3)	01/15/34		150,000	150,321
Educational Funding of the South, Inc. (11-1-A2) 0.91% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		9,903	9,882

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)
Gilbert Park CLO, Ltd. (17-1A-A) 1.43% (3 mo. USD LIBOR + 1.190%)(2),(3)	10/15/30	$100,000	$100,078
GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2) 1.24% (3 mo. USD LIBOR + 1.110%)(2),(3)	10/29/29	100,000	100,130
Madison Park Funding XLVIII, Ltd. (21-48A-A) 1.40% (3 mo. USD LIBOR + 1.150%)(2),(3)	04/19/33	150,000	150,157
Madison Park Funding XVII, Ltd. (15-17A-AR2) 1.26% (3 mo. USD LIBOR + 1.000%)(2),(3)	07/21/30	150,000	150,064
OCP CLO 2020-19, Ltd. (20-19A-AR) 1.40% (3 mo. USD LIBOR + 1.150%)(2),(3)	10/20/34	100,000	99,993
Palmer Square CLO, Ltd. (19-1A-A1) 1.30% (3 mo. USD LIBOR + 1.05%)(2),(3)	04/20/27	7,494	7,501
Rockford Tower CLO, Ltd. (21-1A-B) 1.90% (3 mo. USD LIBOR + 1.650%)(2),(3)	07/20/34	180,000	179,946
Sixth Street CLO XVII, Ltd. (21-17A-A) 1.49% (3 mo. USD LIBOR + 1.240%)(2),(3)	01/20/34	150,000	150,270
SLC Student Loan Trust (06-1-A6) 0.36% (3 mo. USD LIBOR + 0.160%)(3)	03/15/55	100,000	97,153
SLM Student Loan Trust (08-5-B) 2.11% (3 mo. USD LIBOR + 1.850%)(3)	07/25/73	50,000	49,983
SLM Student Loan Trust (08-8-B) 2.51% (3 mo. USD LIBOR + 2.250%)(3)	10/25/75	57,000	57,197
SLM Student Loan Trust (08-9-B) 2.51% (3 mo. USD LIBOR + 2.250%)(3)	10/25/83	57,000	57,336
Student Loan Consolidation Center (02-2-B2) 0.00% (28-Day Auction Rate)(2),(3)	07/01/42	50,000	46,089

Total Asset-backed Securities (Cost: $1,609,104)			1,620,796

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.8%
Fannie Mae (16-M2-X3) (I/O) 2.11%(7)	04/25/36	280,674	2,835
Fannie Mae (16-M4-X2) (I/O) 2.65%(7)	01/25/39	819,986	25,919
Fannie Mae, Pool #BL6060 2.46%	04/01/40	145,000	144,492
Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O) 0.22%(7)	02/25/23	3,289,673	6,279
Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O) 1.81% (7)	08/25/40	800,000	7,124
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(7)	11/25/40	2,850,000	33,477
Ginnie Mae (11-147-IO) (I/O) 0.00%(7)	10/16/44	953,499	10
Ginnie Mae (12-144-IO) (I/O) 0.33%(7)	01/16/53	1,709,438	19,019

Total Commercial Mortgage-Backed Securities—Agency (Cost: $296,167)			239,155

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.8%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O) 1.30%(2),(7),(8)	04/11/37	1,047,652	10,567
COMM Mortgage Trust (13-CR7-XA) (I/O) 1.17%(7)	03/10/46	662,470	6,528
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(7)	10/15/45	826,568	5,514
CPT Mortgage Trust (19-CPT-A) 2.87%(2)	11/13/39	35,000	35,615
DC Office Trust (19-MTC-A) 2.97%(2)	09/15/45	35,000	35,685
GS Mortgage Securities Corp. II (17-375H-A) 3.48%(2),(7)	09/10/37	75,000	78,814
GS Mortgage Securities Trust (10-C1-X) (I/O) 0.73%(2),(7)	08/10/43	995,040	7,468
GS Mortgage Securities Trust (11-GC3-X) (I/O) 0.00%(2),(7)	03/10/44	210,494	2
GS Mortgage Securities Trust (13-GC12-XA) (I/O) 1.39%(7)	06/10/46	4,687,750	57,664
GS Mortgage Securities Trust (14-GC20-XA) (I/O) 0.99%(7)	04/10/47	1,086,786	17,695
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(2),(7)	12/10/41	35,000	35,998
JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O) 0.39%(2),(7)	02/15/46	6,316,762	56,680
JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O) 0.66%(7)	04/15/47	2,460,886	31,021
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.28%(7)	02/15/46	1,970,530	15,702
Natixis Commercial Mortgage Securities Trust (19-FAME-A) 3.05%(2)	08/15/36	130,000	130,002
New York City Housing Development Corp. (14-8SPR A) 3.71%	02/15/48	135,000	140,226
One Bryant Park Trust (19-OBP-A) 2.52%(2)	09/15/54	40,000	39,787
One Market Plaza Trust (17-1MKT-A) 3.61%(2)	02/10/32	150,000	149,448
Taurus CMBS (21-UK1A-A) 0.90%(2),(3)	05/17/31	99,271	133,588
Taurus CMBS (21-UK4A-B) 1.55% (SONIA3M IR + 1.500%)(2),(3)	08/17/31	98,940	133,577
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.85% (2),(7)	11/15/45	2,442,573	20,359

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $1,027,919)			1,141,940

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY —14.2%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	78,489	77,781
Fannie Mae (07-52-LS) (I/O) (I/F) 5.94% (-1 mo. USD LIBOR + 6.050%)(3)	06/25/37	45,927	6,144

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (08-18-SM) (I/O) (I/F) 6.89% (-1 mo. USD LIBOR + 7.000%)(3)	03/25/38	$46,486	$5,820
Fannie Mae (09-115-SB) (I/O) (I/F) 6.14% (-1 mo. USD LIBOR + 6.250%)(3)	01/25/40	28,489	4,498
Fannie Mae (10-116-SE) (I/O) (I/F) 6.49% (-1 mo. USD LIBOR + 6.600%)(3)	10/25/40	54,587	9,626
Fannie Mae, Pool #AB3679 3.50%	10/01/41	53,563	56,962
Fannie Mae, Pool #AB4045 3.50%	12/01/41	78,208	83,923
Fannie Mae, Pool #AT5914 3.50%	06/01/43	26,268	27,967
Fannie Mae, Pool #BD7081 4.00%	03/01/47	20,057	21,458
Fannie Mae, Pool #CA0996 3.50%	01/01/48	59,354	62,440
Fannie Mae, Pool #CA2208 4.50%	08/01/48	2,101	2,249
Fannie Mae, Pool #FM2870 3.00%	03/01/50	151,146	156,015
Fannie Mae, Pool #MA1527 3.00%	08/01/33	14,713	15,290
Fannie Mae, Pool #MA1652 3.50%	11/01/33	23,746	25,076
Fannie Mae, Pool #MA2705 3.00%	08/01/46	71,950	74,276
Fannie Mae, Pool #MA4204 2.00%	12/01/40	64,800	64,214
Freddie Mac, Pool #SD0231 3.00%	01/01/50	112,695	116,281
Freddie Mac (3439-SC) (I/O) (I/F) 5.79% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	44,645	6,084
Freddie Mac, Pool #G08681 3.50%	12/01/45	20,822	21,991
Freddie Mac, Pool #G08698 3.50%	03/01/46	19,616	20,698
Freddie Mac, Pool #G08716 3.50%	08/01/46	20,601	21,733
Freddie Mac, Pool #G08721 3.00%	09/01/46	3,909	4,038
Freddie Mac, Pool #G08722 3.50%	09/01/46	2,072	2,186
Freddie Mac, Pool #G08732 3.00%	11/01/46	5,480	5,660
Freddie Mac, Pool #G08762 4.00%	05/01/47	18,714	19,951
Freddie Mac, Pool #G08833 5.00%	07/01/48	3,089	3,366
Freddie Mac, Pool #G18592 3.00%	03/01/31	3,648	3,781
Freddie Mac, Pool #ZT1703 4.00%	01/01/49	49,930	53,527
Ginnie Mae (11-146-EI) (I/O) (PAC) 5.00%	11/16/41	43,508	7,748
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	35,507	36,722
Ginnie Mae II, Pool #MA3597 3.50%	04/20/46	13,081	13,742
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	1,898	1,994
Ginnie Mae II, Pool #MA3803 3.50%	07/20/46	8,835	9,267
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	9,728	10,648
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	40,809	42,637
Ginnie Mae II, Pool #MA5399 4.50%	08/20/48	18,150	19,123
Ginnie Mae II TBA, 30 Year 2.00%(9)	01/09/51	150,000	148,305
2.50%(9)	01/10/51	250,000	251,582
Uniform Mortgage-Backed Securities TBA, 15 Year 1.50%(9)	01/11/36	50,000	49,226
1.50%(9)	01/04/49	75,000	73,723
2.00%(9)	01/11/36	150,000	150,729
2.00%(9)	01/11/36	50,000	50,141
3.00%(9)	01/11/36	125,000	127,398
Uniform Mortgage-Backed Securities TBA, 30 Year 3.00%(9)	01/04/49	50,000	51,102
2.00%(9)	01/10/51	1,000,000	972,769
2.50%(9)	01/11/51	1,275,000	1,269,765

Total Residential Mortgage-Backed Securities—Agency (Cost: $4,264,987)			4,259,656

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—6.2%
Banc of America Funding Trust (05-C-A3) 0.40% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	17,368	17,447
BCMSC Trust (00-A-A4) 8.29%(7)	06/15/30	189,525	43,438
Bear Stearns ALT-A Trust (04-8-M2) 1.83% (1 mo. USD LIBOR + 1.725%)(3)	09/25/34	102,093	102,280
Bear Stearns ALT-A Trust (05-8-11A1) 0.65% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	29,544	29,228
Carrington Mortgage Loan Trust (06-RFC1-A4) 0.59% (1 mo. USD LIBOR + 0.480%)(3)	03/25/36	20,342	20,338
DSLA Mortgage Loan Trust (04-AR1-A1A) 0.94% (1 mo. USD LIBOR + 0.840%)(3)	09/19/44	73,340	72,476
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1) 2.83%(7),(10)	10/25/35	21,812	21,917
Homestar Mortgage Acceptance Corp. (04-6-M4) 1.91% (1 mo. USD LIBOR + 1.800%)(3)	01/25/35	76,265	76,572
HSI Asset Securitization Corp. (06-WMC1-A3) 0.41% (1 mo. USD LIBOR + 0.300%)(3)	07/25/36	290,562	166,941
IndyMac INDX Mortgage Loan Trust (05-AR15-A2) 2.88%(7)	09/25/35	50,132	46,228
JPMorgan Mortgage Acquisition Trust (06-CH2-AF3) 5.46%	09/25/29	197,462	147,202
JPMorgan Mortgage Trust (05-A6-7A1) 2.95%(7),(10)	08/25/35	13,409	12,531
Lehman XS Trust (06-9-A1B) 0.43% (1 mo. USD LIBOR + 0.320%)(3)(4)	05/25/46	53	—
Long Beach Mortgage Loan Trust (06-WL1-2A4) 0.79% (1 mo. USD LIBOR + 0.680%)(3)	01/25/46	9,172	9,175
Merrill Lynch Alternative Note Asset Trust (07-A1-A2B) 0.41% (1 mo. USD LIBOR + 0.150%)(3)	01/25/37	298,440	121,637

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D) 0.77% (1 mo. USD LIBOR + 0.330%)(3),(4)	04/25/37	$1,251,739	$64,689
Morgan Stanley ABS Capital I, Inc. Trust (05-HE2-M2) 0.77% (1 mo. USD LIBOR + 0.660%)(3)	01/25/35	133,819	131,627
Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4) 0.59% (1 mo. USD LIBOR + 0.480%)(3)	06/25/36	258,413	170,281
MortgageIT Trust (05-1-1A1) 0.75% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35	18,038	18,140
Nationstar Home Equity Loan Trust (07-B-2AV4) 0.43% (1 mo. USD LIBOR + 0.320%)(3)	04/25/37	35,342	34,785
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.38% (1 mo. USD LIBOR + 0.540%)(3)	03/25/37	84,757	83,924
RESIMAC Premier Series 2021-1 (21-1A-A1) 0.80% (1 mo. USD LIBOR + 0.700%)(2),(3),(10)	07/10/52	216,263	216,346
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1) 2.36%(7),(10)	12/25/34	19,600	19,755
Structured Asset Mortgage Investments II Trust (05-AR6-2A1) 0.73% (1 mo. USD LIBOR + 0.620%)(3)	09/25/45	26,275	25,379
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1) 2.53%(7)	05/25/36	134,349	86,028
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust (05-AR2-2A1B) 0.85% (1 mo. USD LIBOR + 0.740%)(3)	01/25/45	108,360	108,587

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,952,425)			1,846,951

U.S. TREASURY SECURITIES—2.1%
U.S. Treasury Bond
1.88%	11/15/51	126,000	119,503
U.S. Treasury Note
1.25%	12/31/26	275,000	270,338
1.38%	11/15/31	85,000	81,912
1.50%	01/31/27	165,000	164,149

Total U.S. Treasury Securities (Cost: $642,794)			635,902

Total Fixed Income Securities (Cost: $30,448,178)			29,815,527

		Shares
MONEY MARKET INVESTMENTS—0.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.03%(11)		260,647	260,647

Total Money Market Investments (Cost: $260,647)			260,647

INVESTMENT COMPANIES—3.2%
TCW Emerging Markets Income Fund—I Class(12)		128,354	960,087

Total Investment Companies (Cost: $1,042,900)			960,087

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—6.8%
FOREIGN GOVERNMENT BONDS—1.5% (Cost: $433,407)
Brazil Letras do Tesouro Nacional Bills 0.00% (6)	01/01/23	$2,694,000	$456,516
U.S. TREASURY SECURITIES—5.3%
U.S. Treasury Bill 0.06% (13)	07/07/22	$700,000	698,817
0.06% (13)	06/23/22	900,000	898,811

Total U.S. Treasury Securities (Cost: $1,598,586)			1,597,628

Total Short Term Investments (Cost: $2,031,993)			2,054,144

Total Investments (110.4%) (Cost: $33,783,718)			33,090,405

Liabilities In Excess Of Other Assets (-10.4%)			(3,114,257)

Net Assets (100.0%)			$29,976,148

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
State Street Bank & Trust Co.	AUD	442,000	04/08/22	319,690	311,521	(8,169)
Goldman Sachs & Co.	AUD	80,000	04/08/22	56,466	56,383	(83)
State Street Bank & Trust Co.	CAD	228,000	04/22/22	179,670	179,240	(430)
State Street Bank & Trust Co.	CHF	55,000	04/22/22	60,022	59,214	(808)
Goldman Sachs & Co.	CLP	86,680,439	02/03/22	105,283	108,526	3,243
Goldman Sachs & Co.	CLP	86,680,439	04/22/22	104,439	107,299	2,860
State Street Bank & Trust Co.	CZK	3,206,484	04/22/22	148,096	146,627	(1,469)
Goldman Sachs & Co.	EUR	81,940	02/02/22	91,853	91,855	2
State Street Bank & Trust Co.	EUR	2,664,156	04/08/22	3,022,989	2,991,125	(31,864)
State Street Bank & Trust Co.	GBP	320,423	04/08/22	430,002	429,738	(264)
Goldman Sachs & Co.	IDR	4,860,000	04/22/22	336	336	—
Goldman Sachs & Co.	ILS	54,326	04/25/22	17,498	17,129	(369)
State Street Bank & Trust Co.	JPY	4,388,000	04/08/22	38,576	38,110	(466)
State Street Bank & Trust Co.	JPY	297,144,000	04/22/22	2,583,422	2,581,317	(2,105)
Goldman Sachs & Co.	KRW	73,768,249	04/22/22	61,863	61,103	(760)
State Street Bank & Trust Co.	MXN	513,774	04/22/22	24,864	24,537	(327)
State Street Bank & Trust Co.	NOK	233,000	04/22/22	25,860	26,095	235
Goldman Sachs & Co.	RUB	3,985,322	04/22/22	51,007	50,428	(579)
State Street Bank & Trust Co.	SEK	2,058,000	04/22/22	229,729	220,698	(9,031)
Goldman Sachs & Co.	THB	3,860,000	04/22/22	116,734	115,936	(798)

				$7,668,399	$7,617,217	$(51,182)

SELL (15)
State Street Bank & Trust Co.	AUD	169,000	04/08/22	123,220	119,111	4,109
Goldman Sachs & Co.	BRL	2,141,750	04/22/22	377,627	395,070	(17,443)
Goldman Sachs & Co.	CLP	86,680,439	02/03/22	105,524	108,526	(3,002)
Goldman Sachs & Co.	CLP	188,942,106	04/22/22	229,243	233,885	(4,642)
State Street Bank & Trust Co.	CNY	2,548,503	04/22/22	397,417	398,543	(1,126)
State Street Bank & Trust Co.	CZK	1,482,000	04/22/22	67,876	67,770	106
State Street Bank & Trust Co.	EUR	41,000	04/08/22	46,338	46,032	306
Goldman Sachs & Co.	EUR	81,940	04/08/22	91,991	91,996	(5)
State Street Bank & Trust Co.	GBP	98,000	04/08/22	132,476	131,434	1,042
Goldman Sachs & Co.	GBP	33,000	04/08/22	44,405	44,258	147
State Street Bank & Trust Co.	HUF	45,336,812	04/22/22	144,282	141,665	2,617
State Street Bank & Trust Co.	JPY	11,830,000	04/08/22	103,130	102,744	386
State Street Bank & Trust Co.	JPY	3,490,000	04/22/22	30,573	30,318	255
Goldman Sachs & Co.	KRW	81,405,000	04/22/22	67,735	67,429	306
State Street Bank & Trust Co.	NZD	1,627,000	04/22/22	1,107,845	1,066,936	40,909
Goldman Sachs & Co.	PEN	172,181	04/22/22	44,130	44,613	(483)
State Street Bank & Trust Co.	NOK	7,562,000	04/22/22	866,132	846,907	19,225
Goldman Sachs & Co.	MYR	254,398	04/22/22	60,901	60,609	292
State Street Bank & Trust Co.	PLN	464,472	04/22/22	115,445	112,775	2,670
Goldman Sachs & Co.	RON	537,951	04/26/22	123,202	121,091	2,111
State Street Bank & Trust Co.	SEK	928,000	04/22/22	99,743	99,518	225
State Street Bank & Trust Co.	SGD	180,115	04/22/22	133,661	133,185	476
Goldman Sachs & Co.	THB	2,000,688	04/22/22	60,829	60,091	738
Goldman Sachs & Co.	ZAR	1,313,203	04/22/22	84,216	83,946	270

				$4,657,941	$4,608,452	$49,489

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
6	2-Year U.S. Treasury Note Futures	03/31/22	$1,308,465	$1,299,938	$(8,527)
12	5-Year U.S. Treasury Note Futures	03/31/22	1,449,363	1,430,437	(18,926)
18	Bank Acceptance Future	12/19/22	3,476,288	3,466,288	(10,000)

			$6,234,116	$6,196,663	$(37,453)

Short Futures
5	10-Year U.S. Ultra Treasury Note Futures	03/22/22	$(723,982)	$(714,141)	$9,841

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
RON	New Romanian Leu.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNY	Chinese Yuan.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
RUB	Russian Ruble.
SEK	Swedish Krona
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2022, the value of these securities amounted to $4,245,882 or 14.2% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $5,223,015 or 17.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Restricted security (Note 3).
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(11)	Rate disclosed is the 7-day net yield as of January 31, 2022.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) January 31, 2022

(12)	Affiliated issuer.
(13)	Rate shown represents yield-to-maturity.
(14)	Fund buys foreign currency, sells U.S. Dollar.
(15)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended January 31, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2022	Value at January 31, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$1,142,121	$15,723	$140,000	128,354	$960,087	$11,463	$—	$(14,109)	$(43,648)

Total					$960,087	$11,463	$—	$(14,109)	$(43,648)

TCW Global Bond Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Foreign Government Bonds	38.1%
Corporate Bonds	29.7
Residential Mortgage-Backed Securities—Agency	14.2
U.S. Treasury Securities	7.4
Residential Mortgage-Backed Securities—Non-Agency	6.2
Asset-Backed Securities	5.4
Commercial Mortgage-Backed Securities—Non-Agency	3.8
Investment Companies	3.2
Money Market Investments	0.9
Commercial Mortgage-Backed Securities—Agency	0.8
Municipal Bonds	0.7
Other*	(10.4)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2022

Country	Percentage of Net Assets
Australia	2.0%
Bermuda	0.5
Brazil	1.5
Canada	2.5
Cayman Islands	5.2
Chile	0.5
China	9.5
Colombia	0.5
France	0.9
Great Britain	4.6
Hungary	1.2
Indonesia	1.2
Ireland	1.9
Israel	0.5
Italy	0.9
Japan	3.5
Jersey	0.3
Luxembourg	0.8
Malaysia	0.6
Mexico	1.0
Netherlands	0.4
New Zealand	3.9
Norway	2.7
Panama	0.1
Peru	0.1
Philippines	0.4
Poland	0.5
Portugal	0.6
Romania	0.8
Saudi Arabia	1.4
Singapore	0.9
South Africa	0.3
South Korea	1.2
Spain	2.1
Supranational	0.2
Switzerland	0.5
Thailand	0.2
United States	54.5

Total	110.4%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$8,795,242	$104,000	$8,899,242
Municipal Bonds	—	205,614	—	205,614
Foreign Government Bonds	—	10,966,271	—	10,966,271
Asset-Backed Securities	—	1,620,796	—	1,620,796
Commercial Mortgage-Backed Securities—Agency	—	239,155	—	239,155
Commercial Mortgage-Backed Securities—Non-Agency	—	1,141,940	—	1,141,940
Residential Mortgage-Backed Securities—Agency	—	4,259,656	—	4,259,656
Residential Mortgage-Backed Securities—Non-Agency	—	1,782,262	64,689	1,846,951
U.S. Treasury Securities	635,902	—	—	635,902

Total Fixed Income Securities	635,902	29,010,936	168,689	29,815,527

Money Market Investments	260,647	—	—	260,647
Investment Companies	960,087	—	—	960,087
Short Term Investments	1,597,628	456,516	—	2,054,144

Total Investments	$3,454,264	$29,467,452	$168,689	$33,090,405

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	82,530	—	82,530
Futures Contracts
Interest Rate Risk	9,841	—	—	9,841

Total	$3,464,105	$29,549,982	$168,689	$33,182,776

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(84,223)	$—	$(84,223)
Futures Contracts
Interest Rate Risk	(37,453)	—	—	(37,453)

Total	$(37,453)	$(84,223)	$—	$(121,676)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) January 31, 2022

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—95.2% of Net Assets
BANK LOANS—14.2%

Aerospace/Defense—0.1%
TransDigm, Inc. 2020 Term Loan E 2.36% (1 mo. USD LIBOR + 2.250%)(1)	05/30/25	$112,971	$112,009

Airlines—0.1%
AAdvantage Loyalty IP Ltd. 2021 Term Loan 5.50% (3 mo. USD LIBOR + 4.750%)(1)	04/20/28	70,000	72,761

Beverages—0.3%
Triton Water Holdings, Inc. Term Loan 3.72% (3 mo. USD LIBOR + 3.500%)(1)	03/31/28	273,687	272,008

Chemicals—0.3%
Zep, Inc. 2017 1st Lien Term Loan 5.00% (3 mo. USD LIBOR + 4.000%)(1)	08/12/24	257,087	251,195

Commercial Services—0.7%
Amentum Government Services Holdings LLC 2020 Term Loan B 5.50% (3 mo. USD LIBOR + 4.750%)(1)	01/29/27	248,125	248,797
Spin Holdco, Inc. 2021 Term Loan 4.75% (3 mo. USD LIBOR + 4.000%)(1)	03/04/28	421,813	422,220

			671,017

Computers—0.9%
Peraton Corp. Term Loan B 4.50% (1 mo. USD LIBOR + 3.750%)(1)	02/01/28	630,238	630,981
TierPoint, LLC 2021 Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	05/05/26	193,629	193,907

			824,888

Electric—0.1%
Vistra Operations Co. LLC 1st Lien Term Loan B3 1.86% (1 mo. USD LIBOR + 1.750%)(1)	12/31/25	66,933	66,325

Entertainment—1.6%
Churchill Downs, Inc., 2017 Term Loan B 2.11% (1 mo. USD LIBOR + 2.000%)(1)	12/27/24	336,790	335,948
Crown Finance US, Inc. 2018 USD Term Loan 3.50% (6 mo. USD LIBOR + 2.500%)(1)	02/28/25	760,864	580,840
Crown Finance US, Inc. 2020 Term Loan B1 0.00% (2)	05/23/24	218,696	258,804
Golden Nugget, Inc. 2020 Initial Term Loan 13.00% (3 mo. USD LIBOR + 12.000%)(1)	10/04/23	3,020	3,231
Scientific Games International, Inc., 2018 Term Loan B5 2.84% (1 mo. USD LIBOR + 2.750%)(1)	08/14/24	309,124	308,564

			1,487,387

Environmental Control—0.1%
GFL Environmental, Inc. 2020 Term Loan 3.50% (1 mo. USD LIBOR + 3.000%)(1)	05/30/25	49,119	49,225

Food—0.6%
Dhanani Group, Inc., 2018 Term Loan B 0.00% (2)	07/20/25	553,773	545,467

Health Care-Products—0.3%
Auris Luxembourg III Sarl, 2018 USD Term Loan B2 3.86%(1 mo. USD LIBOR + 3.750%) (1)	02/27/26	16,046	15,962
Avantor, Inc. 2021 Term Loan B5 2.75% (1 mo. USD LIBOR + 2.250%)(1)	11/08/27	248,128	248,245

			264,207

Health Care-Services—1.8%
ADMI Corp. 2021 Term Loan B2 3.88% (1 mo. USD LIBOR + 3.125%)(1)	12/23/27	272,938	271,466
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.50% (1 mo. USD LIBOR + 4.500%)(1)	02/04/27	128,693	129,197
ICON Luxembourg Sarl LUX Term Loan 2.75% (3 mo. USD LIBOR + 2.500%)(1)	07/03/28	526,324	525,863
IQVIA, Inc., 2018 USD Term Loan B3 1.97% (3 mo. USD LIBOR + 1.750%)(1)	06/11/25	176,796	176,354
Parexel International Corp. 2021 1st Lien Term Loan 4.00% (1 mo. USD LIBOR +3.500%)(1)	11/15/28	595,000	595,791

			1,698,671

Insurance—0.3%
Acrisure, LLC 2020 Term Loan B 3.72% (3 mo. USD LIBOR + 3.500%)(1)	02/15/27	296,977	293,822

Lodging—0.1%
Golden Nugget, Inc. 2017 Incremental Term Loan B 0.00%(2)	10/04/23	154,070	154,760

Machinery-Diversified—0.8%
ASP Blade Holdings, Inc. Initial Term Loan 4.50%(1 mo. USD LIBOR + 4.000%) (1)	10/13/28	560,000	561,750
Titan Acquisition Ltd. 2018 Term Loan B 3.35% (3 mo. USD LIBOR + 3.000%)(1)	03/28/25	198,087	195,785

			757,535

Media—0.4%
DirecTV Financing, LLC Term Loan 5.75% (3 mo. USD LIBOR + 5.000%)(1)	08/02/27	163,243	163,677
Nexstar Broadcasting, Inc. 2018 Term Loan B3 2.36% (1 mo. USD LIBOR + 2.250%)(1)	01/17/24	237,999	237,850
Sinclair Television Group, Inc., Term Loan B2B 2.61% (1 mo. USD LIBOR + 2.500%)(1)	09/30/26	19,550	19,058

			420,585

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers—1.5%
Charter NEX US, Inc. 2021 Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	12/01/27	$376,200	$377,229
Plaze, Inc. 2020 Incremental Term Loan 4.50% (1 mo. USD LIBOR + 3.750%)(1)	08/03/26	212,318	210,726
Proampac PG Borrower LLC 2020 Term Loan 4.50% (3 mo. USD LIBOR + 3.750%)(1)	11/03/25	377,150	377,951
Trident TPI Holdings, Inc. 2017 USD Term Loan B1 4.25% (3 mo. USD LIBOR + 3.000%)(1)	10/17/24	493,573	493,983

			1,459,889

Pharmaceuticals—1.2%
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 mo. USD LIBOR + 2.500%)(1)	03/01/24	667,933	667,970
Elanco Animal Health, Inc. Term Loan B 1.85% (1 mo. USD LIBOR + 1.750%)(1)	08/01/27	271,796	267,995
Endo Luxembourg Finance Company I Sarl 2021 Term Loan 5.75% (3 mo. USD LIBOR + 5.000%)(1)	03/27/28	37,260	36,406
ICON Luxembourg Sarl US Term Loan 2.75% (3 mo. USD LIBOR + 2.500%)(1)	07/03/28	131,134	131,019

			1,103,390

Retail—0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4 1.86% (1 mo. USD LIBOR + 1.750%)(1)	11/19/26	79,017	78,035

Software—0.3%
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 4.36% (1 mo. USD LIBOR + 4.250%)(1)	12/16/25	143,913	144,093
RealPage, Inc. 1st Lien Term Loan 3.75% (1 mo. USD LIBOR + 3.250%)(1)	04/24/28	174,563	173,980

			318,073

Telecommunications—2.6%
CenturyLink, Inc. 2020 Term Loan B 2.36% (1 mo. USD LIBOR + 2.250%)(1)	03/15/27	68,600	67,584
Frontier Communications Corp. 2021 DIP Term Loan B 4.50% (3 mo. USD LIBOR + 3.750%)(1)	05/01/28	545,875	545,875
GTT Communications, Inc., 2018 USD Term Loan B 7.00% (3 mo. USD LIBOR + 2.750%)(1)	05/31/25	49,797	43,224
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 8.00% (1 mo. USD LIBOR + 4.750%)(1)	11/27/23	3,761	3,761
Intelsat Jackson Holdings S.A. 2021 DIP Term Loan 3.60% (3 mo. USD LIBOR + 4.750%)(1),(3)	10/13/22	1,220,000	1,223,355
Intelsat Jackson Holdings S.A., 2017 Term Loan B5 8.63% (1 mo. USD LIBOR + 8.625%)(1)	01/02/24	14,000	14,004
Level 3 Financing, Inc., 2019 Term Loan B 1.86% (1 mo. USD LIBOR + 1.750%)(1)	03/01/27	138,304	136,198
Maxar Technologies Ltd., Term Loan B 2.86% (1 mo. USD LIBOR + 2.750%)(1)	10/04/24	216,250	214,689
SBA Senior Finance II LLC, 2018 Term Loan B 1.86% (1 mo. USD LIBOR + 1.750%)(1)	04/11/25	262,797	260,976

			2,509,666

Total Bank Loans (Cost: $13,270,282)			13,410,915

CORPORATE BONDS—81.0%

Advertising—0.9%
National CineMedia LLC 5.88%(4)	04/15/28	1,050,000	893,492

Aerospace/Defense—0.3%
BWX Technologies, Inc. 4.13%(4)	06/30/28	330,000	326,713

Agriculture—0.5%
BAT Capital Corp. 5.28%	04/02/50	401,000	431,737

Airlines—0.8%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.75%(4)	04/20/29	375,000	385,312
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.75%(4)	10/20/28	222,000	237,224
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%(4)	06/20/27	130,000	138,267

			760,803

Auto Manufacturers—2.6%
Ford Motor Credit Co. LLC 1.49% (3 mo. USD LIBOR + 1.270%)(1)	03/28/22	1,600,000	1,601,047
2.90%	02/16/28	391,000	373,980
3.10%	05/04/23	466,000	470,800

			2,445,827

Beverages—0.3%
Primo Water Holdings, Inc. 4.38%(4)	04/30/29	300,000	286,812

Biotechnology—0.5%
Grifols Escrow Issuer SA 4.75%(4)	10/15/28	467,000	466,468

Chemicals—2.6%
EverArc Escrow Sarl 5.00%(4)	10/30/29	722,000	691,044
Herens Holdco Sarl 4.75%(4)	05/15/28	575,000	548,912
SCIL IV LLC / SCIL USA Holdings LLC 5.38%(4)	11/01/26	64,000	64,645
Unifrax Escrow Issuer Corp. 5.25%(4)	09/30/28	1,187,000	1,167,509

			2,472,110

Commercial Services—3.5%
Adtalem Global Education, Inc. 5.50%(4)	03/01/28	380,000	374,824

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Commercial Services (Continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.63%(4)	06/01/28	$250,000	$240,773
Carriage Services, Inc. 4.25%(4)	05/15/29	277,000	270,405
Gartner, Inc.
3.75%(4)	10/01/30	80,000	77,800
4.50%(4)	07/01/28	296,000	302,268
HealthEquity, Inc. 4.50%(4)	10/01/29	478,000	469,238
IHS Markit, Ltd.
4.75%(4)	02/15/25	80,000	86,105
5.00%(4)	11/01/22	176,000	179,429
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%(4)	08/31/27	787,000	734,657
Rent-A-Center, Inc./TX 6.38%(4)	02/15/29	275,000	283,937
WW International, Inc. 4.50%(4)	04/15/29	365,000	325,091

			3,344,527

Computers—1.0%
Booz Allen Hamilton, Inc. 3.88%(4)	09/01/28	468,000	460,041
NCR Corp. 5.25%(4)	10/01/30	226,000	222,590
Science Applications International Corp. 4.88%(4)	04/01/28	275,000	277,420

			960,051

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 5.50%(4)	06/01/28	134,000	139,580

Distribution & Wholesale—0.1%
Ritchie Bros Holdings, Inc. 4.75%(4)	12/15/31	118,000	118,919

Diversified Financial Services—0.8%
Jane Street Group / JSG Finance, Inc. 4.50%(4)	11/15/29	475,000	465,904
Park Aerospace Holdings, Ltd. 4.50%(4)	03/15/23	251,000	257,339

			723,243

Electric—1.9%
FirstEnergy Corp.
2.65%	03/01/30	670,000	632,562
5.10%	07/15/47	280,000	306,600
Jersey Central Power & Light Co. 2.75%(4)	03/01/32	125,000	123,110
Pike Corp. 5.50%(4)	09/01/28	400,000	391,640
Vistra Operations Co. LLC 3.55%(4)	07/15/24	309,000	315,483

			1,769,395

Electrical Components & Equipment—0.4%
Energizer Holdings, Inc.
4.38% (4)	03/31/29	115,000	109,273
4.75% (4)	06/15/28	277,000	270,075

			379,348

Electronics—0.3%
II-VI, Inc. 5.00%(4)	12/15/29	300,000	299,670

Engineering & Construction—0.9%
PowerTeam Services LLC 9.03%(4)	12/04/25	795,000	814,152

Entertainment—1.1%
Caesars Entertainment, Inc. 4.63%(4)	10/15/29	100,000	95,935
Cinemark USA, Inc. 5.25%(4)	07/15/28	175,000	166,469
WMG Acquisition Corp. 3.75%(4)	12/01/29	860,000	820,089

			1,082,493

Environmental Control—0.7%
Clean Harbors, Inc. 5.13%(4)	07/15/29	224,000	234,685
GFL Environmental, Inc. (Canada)
4.00%(4)	08/01/28	200,000	186,890
4.38%(4)	08/15/29	250,000	238,974
			660,549

Food—6.8%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.75%(4)	12/01/31	365,000	357,726
4.38%(4)	02/02/52	1,070,000	1,040,415
5.50%(4)	01/15/30	795,000	844,429
Kraft Heinz Foods Co.
3.00%	06/01/26	1,611,000	1,628,463
3.75%	04/01/30	250,000	258,613
Nathan’s Famous, Inc. 6.63%(4)	11/01/25	11,000	11,206
Pilgrim’s Pride Corp. 3.50%(4)	03/01/32	1,125,000	1,073,486
Post Holdings, Inc.
4.50%(4)	09/15/31	300,000	285,744
4.63%(4)	04/15/30	475,000	458,456
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(4)	03/01/29	195,000	187,925
Smithfield Foods, Inc. 5.20%(4)	04/01/29	217,000	242,482

			6,388,945

Forest Products & Paper—0.4%
Clearwater Paper Corp. 4.75%(4)	08/15/28	364,000	366,038

Health Care-Products—1.0%
Hologic, Inc. 3.25%(4)	02/15/29	55,000	52,203
Mozart Debt Merger Sub, Inc. 3.88%(4)	04/01/29	175,000	168,782
Teleflex, Inc. 4.25%(4)	06/01/28	687,000	683,146

			904,131

Health Care-Services—7.3%
Centene Corp.
2.45%	07/15/28	1,070,000	1,019,667
3.00%	10/15/30	507,000	492,751
4.63%	12/15/29	534,000	556,129
Encompass Health Corp.
4.63%	04/01/31	275,000	270,253
4.75%	02/01/30	266,000	263,097

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)
HCA, Inc. 5.88%	02/01/29	$615,000	$698,025
IQVIA, Inc. 5.00%(4)	05/15/27	228,000	234,316
ModivCare Escrow Issuer, Inc. 5.00%(4)	10/01/29	545,000	528,116
ModivCare, Inc. 5.88%(4)	11/15/25	136,000	141,301
Molina Healthcare, Inc.
3.88%(4)	11/15/30	1,399,000	1,388,088
3.88%(4)	05/15/32	565,000	546,151
Prime Healthcare Services, Inc. 7.25%(4)	11/01/25	250,000	261,250
Tenet Healthcare Corp. 4.38%(4)	01/15/30	550,000	530,950

			6,930,094

Household Products/Wares—0.2%
Central Garden & Pet Co. 4.13%	10/15/30	240,000	231,581

Housewares—0.5%
Newell Brands, Inc.
4.35%	04/01/23	85,000	86,638
4.88%	06/01/25	355,000	373,744

			460,382

Insurance—0.8%
Acrisure LLC / Acrisure Finance, Inc. 4.25%(4)	02/15/29	495,000	468,290
AmWINS Group, Inc. 4.88%(4)	06/30/29	325,000	319,202

			787,492

Internet—0.6%
Cogent Communications Group, Inc. 3.50%(4)	05/01/26	556,000	547,510

Iron & Steel—0.1%
Allegheny Technologies, Inc. 5.13%	10/01/31	95,000	93,337

Lodging—0.2%
Wyndham Hotels & Resorts, Inc. 4.38%(4)	08/15/28	212,000	211,222

Media—10.8%
Block Communications, Inc. 4.88%(4)	03/01/28	355,000	351,006
Cable One, Inc. 4.00%(4)	11/15/30	265,000	250,094
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%(4)	02/01/31	115,000	109,927
4.25%(4)	01/15/34	265,000	245,655
4.50%	05/01/32	686,000	661,908
4.75%(4)	02/01/32	550,000	541,409
CSC Holdings LLC
3.38%(4)	02/15/31	547,000	478,259
4.13%(4)	12/01/30	190,000	173,956
4.50%(4)	11/15/31	275,000	256,506
6.50%(4)	02/01/29	1,104,000	1,151,527
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.38%(4)	08/15/26	1,430,000	666,738
DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc. 5.88%(4)	08/15/27	400,000	401,656
DISH DBS Corp.
5.25%(4)	12/01/26	550,000	534,531
7.38%	07/01/28	607,000	588,207
7.75%	07/01/26	30,000	30,975
Gray Escrow II, Inc. 5.38%(4)	11/15/31	550,000	543,290
Sinclair Television Group, Inc. 4.13%(4)	12/01/30	987,000	909,659
Sirius XM Radio, Inc.
3.88%(4)	09/01/31	275,000	254,855
5.50%(4)	07/01/29	280,000	290,956
Virgin Media Secured Finance PLC (United Kingdom)
4.50%(4)	08/15/30	846,000	806,864
5.50%(4)	05/15/29	393,000	401,096
Vz Secured Financing BV 5.00%(4)	01/15/32	550,000	530,547

			10,179,621

Miscellaneous Manufacturers—0.1%
General Electric Co. 0.64% (3 mo. USD LIBOR + 0.480%)(1)	08/15/36	52,000	45,230

Oil & Gas—2.9%
Endeavor Energy Resources LP / EER Finance, Inc. 5.75%(4)	01/30/28	362,000	375,045
Hess Corp. 5.60%	02/15/41	92,000	110,522
Occidental Petroleum Corp.
0.00%(5)	10/10/36	3,025,000	1,639,338
4.40%	08/15/49	175,000	166,178
Petroleos Mexicanos 7.69%	01/23/50	65,000	60,331
SM Energy Co. 6.50%	07/15/28	330,000	341,217
Valaris, Ltd. 8.25%	04/30/28	5,000	5,207

			2,697,838

Oil & Gas Services—1.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25%(4)	04/01/28	692,000	698,097
USA Compression Partners LP / USA Compression Finance Corp. 6.88%	09/01/27	534,000	549,192

			1,247,289

Packaging & Containers—2.3%
Ball Corp.
3.13%	09/15/31	360,000	336,283
4.88%	03/15/26	214,000	227,777
5.25%	07/01/25	134,000	144,245
Intertape Polymer Group, Inc. 4.38%(4)	06/15/29	450,000	447,710
Sealed Air Corp.
4.00%(4)	12/01/27	582,000	586,365
5.50%(4)	09/15/25	304,000	327,998
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	125,559

			2,195,937

Pharmaceuticals—1.9%
180 Medical, Inc. 3.88%(4)	10/15/29	725,000	712,812
Bausch Health Cos, Inc. (Canada) 5.75%(4)	08/15/27	18,000	18,090
Embecta Corp. 5.00%(4)	02/15/30	325,000	325,637

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals (Continued)
Option Care Health, Inc. 4.38%(4)	10/31/29	$479,000	$465,842
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.13%(4)	04/30/31	250,000	250,434

			1,772,815

Pipelines—5.3%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	157,904
Energy Transfer LP
5.00%	05/15/50	135,000	146,613
5.35%	05/15/45	126,000	137,412
5.40%	10/01/47	40,000	44,617
6.63% (3 mo. USD LIBOR + 4.155%)(1),(6)	12/31/99	897,000	851,029
Global Partners LP / GLP Finance Corp. 6.88%	01/15/29	540,000	559,607
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.50%(4)	02/01/26	725,000	737,840
Rockies Express Pipeline LLC
4.80%(4)	05/15/30	30,000	29,700
6.88%(4)	04/15/40	541,000	570,755
Ruby Pipeline LLC 8.00% (4),(7),(3)	04/01/22	210,152	185,984
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%	03/01/30	305,000	324,063
TransMontaigne Partners LP / TLP Finance Corp. 6.13%	02/15/26	712,000	694,200
Venture Global Calcasieu Pass LLC 4.13%(4)	08/15/31	575,000	579,933

			5,019,657

REIT—2.4%
American Assets Trust LP 3.38%	02/01/31	475,000	471,409
CyrusOne LP / CyrusOne Finance Corp. 1.45%	01/22/27	250,000	283,857
GLP Capital LP / GLP Financing II, Inc. 5.75%	06/01/28	473,000	531,672
Iron Mountain, Inc.
4.50%(4)	02/15/31	100,000	95,250
5.25%(4)	07/15/30	217,000	215,840
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	40,000	42,395
4.63%(4)	06/15/25	512,000	539,151
5.63%	05/01/24	106,000	112,211

			2,291,785

Retail—3.7%
1011778 BC ULC / New Red Finance, Inc. 3.50%(4)	02/15/29	490,000	464,770
Asbury Automotive Group, Inc. 5.00%(4)	02/15/32	285,000	283,398
Fertitta Entertainment 4.63% (4)	01/15/29	550,000	536,146
FirstCash, Inc.
4.63%(4)	09/01/28	175,000	166,964
5.63%(4)	01/01/30	575,000	575,253
Michaels Cos, Inc. (The)
5.25%(4)	05/01/28	855,000	825,498
7.88%(4)	05/01/29	125,000	114,586
Sonic Automotive, Inc. 4.88%(4)	11/15/31	525,000	508,762

			3,475,377

Telecommunications—13.1%
Altice France SA 5.50%(4)	10/15/29	700,000	663,880
AT&T, Inc.
3.55%	09/15/55	768,000	727,036
4.50%	05/15/35	305,000	337,981
CommScope, Inc. 4.75%(4)	09/01/29	700,000	674,051
Intelsat Jackson Holdings S.A. 6.50%(4)	03/15/30	1,729,000	1,729,000
Level 3 Financing, Inc.
3.63%(4)	01/15/29	260,000	237,112
3.75%(4)	07/15/29	355,000	324,497
3.88%(4)	11/15/29	1,000,000	984,380
4.25%(4)	07/01/28	353,000	337,394
Lumen Technologies, Inc.
4.00%(4)	02/15/27	711,000	684,665
5.38%(4)	06/15/29	740,000	702,756
SES Global Americas Holdings GP 5.30%(4)	03/25/44	559,000	600,270
Sprint Corp. 7.88%	09/15/23	1,705,000	1,843,438
T-Mobile USA, Inc.
2.25%	02/15/26	1,000,000	965,110
2.25%(4)	02/15/26	600,000	580,356
2.63%	02/15/29	370,000	348,436
Zayo Group Holdings, Inc. 4.00%(4)	03/01/27	680,000	643,606

			12,383,968

Total Corporate Bonds (Cost: $77,999,889)			76,606,138

Total Fixed Income Securities (Cost: $91,270,171)			90,017,053

		Shares

COMMON STOCK—0.0%

Electric—0.0%
Homer City Holdings LLC—Series A(3),(8)		5,610	—

Oil & Gas—0.0%
Valaris, Ltd.(8)		668	27,715

Total Common Stock (Cost: $340,348)			27,715

MONEY MARKET INVESTMENTS—1.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class,0.03%(9)		1,445,418	1,445,418

Total Money Market Investments (Cost: $1,445,418)			1,445,418

WARRANTS ——% (Cost: $—)
Entertainment—0.0%
Cineworld Group PLC(8)		42,717	8,607

Total Warrants (Cost: $—)			8,607

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Short Term Investments (2.7% )
U.S. Treasury Bill 0.45%	07/28/22	$2,500,000	$2,494,469

Total U.S. Treasury Securities (Cost: $2,494,893)			2,494,469

Total Investments (99.4%) (Cost: $95,550,830)			93,993,262

Excess Of Other Assets Over Liabilities (0.6%)			553,629

Net Assets (100.0%)			$94,546,891

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Short Futures
23	10-Year U.S. Ultra Treasury Note Futures	03/22/22	$(3,308,577)	$(3,285,047)	$23,530
4	U.S. Ultra Long Bond Futures	03/22/22	(745,991)	(755,750)	(9,759)

			$(4,054,568)	$(4,040,797)	$13,771

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Goldman Sachs & Co.	EUR	260,000	04/08/22	$294,632	$291,910	$2,722

Notes to the Schedule of Investments:
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $53,205,955 or 56.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(5)	Security is not accruing interest.
(6)	Perpetual maturity.
(7)	Restricted security (Note 3).
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Corporate Bonds	81.0%
Bank Loans	14.2
U.S. Treasury Securities	2.7
Money Market Investments	1.5
Common Stock	0.0	*
Warrants	0.0	*
Other**	0.6

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$13,410,915	$—	$13,410,915
Corporate Bonds*	—	74,691,154	1,914,984	76,606,138

Total Fixed Income Securities	—	88,102,069	1,914,984	90,017,053

Common Stock*	27,715	—	—	27,715
Warrants	8,607	—	—	8,607
Money Market Investments	1,445,418	—	—	1,445,418
Short-Term Investments	2,494,469	—	—	2,494,469

Total Investments	$3,976,209	$88,102,069	$1,914,984	$93,993,262

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,722	—	2,722
Futures Contracts
Interest Rate Risk	23,530	—	—	23,530

Total Investments	$3,999,739	$88,104,791	$1,914,984	$94,019,514

Liability Derivatives Futures Contracts Interest Rate Risk	$(9,759)	$—	$—	$(9,759)

Total	$(9,759)	$—	$—	$(9,759)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—84.5% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.8%
Fannie Mae, Pool #AM4580 3.43%	10/01/23	$39,728	$40,739
Fannie Mae (16-M11-AL) 2.94%	07/25/39	39,733	40,264
Freddie Mac Multifamily Structured Pass Through Certificates (K024-X3) (I/O) 1.66%(1)	11/25/40	2,500,000	24,197
Freddie Mac Multifamily Structured Pass Through Certificates (K030-X1) (I/O) 0.15%(1)	04/25/23	18,948,282	34,042
Freddie Mac Multifamily Structured Pass Through Certificates (KF68-A) 0.59% (1 mo. USD LIBOR + 0.490%)(2)	07/25/26	51,354	51,553
Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1) 1.77%	02/25/25	40,339	40,606
Freddie Mac Multifamily Structured Pass Through Certificates (KJ34-A1) 0.68%	06/25/26	22,765	22,075
Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O) 1.22%(1)	12/25/27	500,000	25,067
Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O) 1.05%(1)	08/25/26	565,191	19,092
Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1) 2.28%	05/25/26	12,100	12,269
Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1) 2.09%	07/25/24	13,865	13,965
Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1) 0.74%	01/25/26	51,834	50,898
Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O) 0.42%(1)	12/25/22	2,831,757	11,581
Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O) 0.77%(1)	09/25/22	338,711	1,665
Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O) 1.75%(1)	11/25/40	150,000	1,762
Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O) 0.19%(1)	04/25/23	819,743	1,760
Freddie Mac Multifamily Structured Pass-Through Certificates (K722-X1) (I/O) 1.31%(1)	03/25/23	811,501	7,524
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1) 2.14%	07/25/25	30,683	30,922
Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O) 0.64%(1)	09/25/25	244,549	5,549
FRESB Mortgage Trust (15-SB3-A3) 0.65% (1 mo. USD LIBOR + 0.550%)(2)	01/25/43	2,350	2,350
Ginnie Mae (07-12-C) 5.28%(1)	04/16/41	3,593	3,611
Ginnie Mae (08-92-E) 5.56%(1)	03/16/44	6,359	6,425
Ginnie Mae (10-159-D) 4.30%(1)	09/16/44	22,266	22,563
Ginnie Mae (11-165-IO) (I/O) 0.00%(1)	10/16/51	287,476	10

Total Commercial Mortgage-Backed Securities—Agency (Cost: $553,823)			470,489

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—12.7%
ACRES Commercial Realty Corp. (20-RSO8-B) 1.91% (SOFR + 1.864)(2),(3)	03/15/35	100,000	100,069
Banc of America Commercial Mortgage Trust (17-BNK3-A2) 3.12%	02/15/50	600	600
BBCMS Mortgage Trust (17-C1-A2) 3.19%	02/15/50	12,129	12,123
BBCMS Trust (15-SRCH-XB) (I/O) 0.19%(1),(3)	08/10/35	2,000,000	22,132
BFLD Trust (20-OBRK-A) 2.16% (1 mo. USD LIBOR + 2.050%)(2),(3)	11/15/28	100,000	100,089
BX Commercial Mortgage Trust (20-BXLP-A) 0.91% (1 mo. USD LIBOR + 0.800%)(2),(3)	12/15/36	82,214	82,225
Citigroup Commercial Mortgage Trust (13-GC11-XA) (I/O) 1.35%(1)	04/10/46	1,139,764	13,690
Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O) 0.21%(1)	07/10/47	3,784,000	19,927
Citigroup Commercial Mortgage Trust (16-C3-A2) 2.51%	11/15/49	6,011	6,017
COMM Mortgage Trust (12-CR2-XA) (I/O) 1.61%(1)	08/15/45	2,237,261	11,043
COMM Mortgage Trust (12-CR3-A3) 2.82%	10/15/45	146,682	147,234
COMM Mortgage Trust (12-CR3-XA) (I/O) 1.83%(1)	10/15/45	2,079,726	17,352
COMM Mortgage Trust (12-CR4-A3) 2.85%	10/15/45	66,593	66,937
COMM Mortgage Trust (12-CR4-XA) (I/O) 1.69%(1)	10/15/45	989,797	6,603
COMM Mortgage Trust (13-CR6-XA) (I/O) 1.00%(1)	03/10/46	2,595,764	12,202
COMM Mortgage Trust (13-CR9-ASB) 3.83%	07/10/45	16,908	17,189
COMM Mortgage Trust (13-LC6-XA) (I/O) 1.27%(1)	01/10/46	400,731	2,548
COMM Mortgage Trust (14-CR14-A2) 3.15%	02/10/47	64,991	65,067
COMM Mortgage Trust (14-CR19-XA) (I/O) 0.95%(1)	08/10/47	81,988	1,606
COMM Mortgage Trust (14-CR20-A3) 3.33%	11/10/47	16,291	16,685
COMM Mortgage Trust (15-CR22-A2) 2.86%	03/10/48	68,913	69,265
COMM Mortgage Trust (15-CR23-A2) 2.85%	05/10/48	27,632	27,745
COMM Mortgage Trust (16-DC2-XA) (I/O) 0.96%(1)	02/10/49	790,816	23,583
GS Mortgage Securities Trust (12-ALOH-A) 3.55%(3)	04/10/34	38,000	38,002
GS Mortgage Securities Trust (12-GCJ7-AS) 4.09%	05/10/45	73,000	73,145

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
GS Mortgage Securities Trust (13-GC14-A4) 3.96%	08/10/46	$25,707	$26,062
GS Mortgage Securities Trust (13-GC16-XA) (I/O) 1.01%(1)	11/10/46	1,501,549	21,146
GS Mortgage Securities Trust (15-GC32-A2) 3.06%	07/10/48	38,232	38,207
JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O) 0.77%(1)	02/15/47	1,062,579	13,358
JPMBB Commercial Mortgage Securities Trust (15-C32-A2) 2.82%	11/15/48	53,109	53,364
JPMorgan Chase Commercial Mortgage Securities Trust (12-C6-A3) 3.51%	05/15/45	58,830	58,909
JPMorgan Chase Commercial Mortgage Securities Trust (12-C6-XA) (I/O) 1.45%(1)	05/15/45	1,464,861	173
JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-XA) (I/O) 1.71%(1)	10/15/45	1,164,610	7,493
JPMorgan Chase Commercial Mortgage Securities Trust (12-CBX-A4) 3.48%	06/15/45	27,513	27,679
JPMorgan Chase Commercial Mortgage Securities Trust (16-JP3-A2) 2.43%	08/15/49	15,560	15,572
LoanCore Issuer, Ltd. (19-CRE3-A) 1.16% (1 mo. USD LIBOR + 1.050%)(2),(3)	04/15/34	83,403	83,255
LoanCore Issuer, Ltd. (19-CRE3-AS) 1.48% (1 mo. USD LIBOR + 1.370%)(2),(3)	04/15/34	37,800	37,598
Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-XA) (I/O) 1.33%(1),(3)	08/15/45	2,027,944	3,561
Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O) 0.58%(1)	10/15/46	337,233	2,387
Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O) 1.28%(1)	02/15/46	2,091,793	16,668
Morgan Stanley Bank of America Merrill Lynch Trust (14-C14-A4) 3.79%	02/15/47	38,608	38,905
Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3) 3.77%	04/15/47	11,257	11,520
One Market Plaza Trust (17-1MKT-A) 3.61%(3)	02/10/32	100,000	99,632
PFP, Ltd. (19-5-A) 1.08% (1 mo. USD LIBOR + 0.970%)(2),(3)	04/14/36	91,332	91,290
PFP, Ltd. (19-6-A) 1.16% (1 mo. USD LIBOR + 1.050%)(2),(3)	04/14/37	28,640	28,628
SREIT Trust (21-MFP-A) 0.84% (1 mo. USD LIBOR + 0.731%)(2),(3)	11/15/38	100,000	99,297
STWD Trust (21-FLWR-A) 0.68% (1 mo. USD LIBOR + 0.577%)(2),(3)	07/15/36	50,000	49,452
UBS Commercial Mortgage Trust (12-C1-XA) (I/O) 1.56%(1),(3),(4)	05/10/45	15,473	1
UBS-Barclays Commercial Mortgage Trust (12-C3-XA) (I/O) 1.81%(1),(3)	08/10/49	1,107,579	6,793
UBS-Barclays Commercial Mortgage Trust (12-C4-XA) (I/O) 1.57%(1),(3)	12/10/45	1,580,189	9,286
UBS-Barclays Commercial Mortgage Trust (13-C5-XA) (I/O) 0.90%(1),(3)	03/10/46	1,858,703	9,209
Wells Fargo Commercial Mortgage Trust (15-LC20-A2) 2.68%	04/15/50	12,501	12,558
Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O) 0.65%(1)	07/15/58	1,508,209	27,955
Wells Fargo Commercial Mortgage Trust (16-C34-A2) 2.60%	06/15/49	42,573	42,562
Wells Fargo Commercial Mortgage Trust (16-C36-A2) 2.50%	11/15/59	4,168	4,164
Wells Fargo Commercial Mortgage Trust (16-LC24-A2) 2.50%	10/15/49	1,612	1,614
WFRBS Commercial Mortgage Trust (12-C10-A3) 2.88%	12/15/45	90,000	90,648
WFRBS Commercial Mortgage Trust (12-C7-A2) 3.43%	06/15/45	14,774	14,796
WFRBS Commercial Mortgage Trust (12-C7-XA) (I/O) 1.19%(1),(3)	06/15/45	500,504	1,255
WFRBS Commercial Mortgage Trust (12-C8-A3) 3.00%	08/15/45	42,931	43,073
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O) 1.70%(1),(3),(4)	08/15/45	458,130	1,120
WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O) 1.85%(1),(3)	11/15/45	2,044,201	17,039
WFRBS Commercial Mortgage Trust (12-C9-XB) (I/O) 0.71%(1),(3)	11/15/45	3,224,000	12,527
WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O) 1.01%(1)	08/15/47	1,586,604	32,323
WFRBS Commercial Mortgage Trust (14-C24-A3) 3.43%	11/15/47	37,918	38,378

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $2,458,849)			2,142,535

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—18.8%
Fannie Mae (03-11-FA) 1.11% (1 mo. USD LIBOR + 1.000%)(2)	09/25/32	8,376	8,402
Fannie Mae (06-23-FP) (PAC) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	04/25/36	12,212	12,273
Fannie Mae (07-64-FA) 0.58% (1 mo. USD LIBOR + 0.470%)(2)	07/25/37	17,992	18,216
Fannie Mae (08-24-PF) (PAC) 0.76% (1 mo. USD LIBOR + 0.650%)(2)	02/25/38	10,521	10,619
Fannie Mae (10-118-GF) (PAC) 0.66% (1 mo. USD LIBOR + 0.550%)(2)	10/25/39	15,936	15,989
Fannie Mae (11-75-HP) (PAC) 2.50%	07/25/40	5,270	5,319

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Fannie Mae (12-19-FG) (PAC) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	12/25/39	$57,435	$57,472
Fannie Mae (12-93-GF) (PAC) 0.36% (1 mo. USD LIBOR + 0.250%)(2)	07/25/40	7,025	7,028
Fannie Mae (20-10-FA) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	22,390	22,516
Fannie Mae (17-10-FA) 0.51% (1 mo. USD LIBOR + 0.400%)(2)	03/25/47	49,068	49,416
Fannie Mae, Pool #254548 5.50%	12/01/32	6,543	7,361
Fannie Mae, Pool #600187 7.00%	07/01/31	13,066	14,306
Fannie Mae, Pool #995364 6.00%	10/01/38	5,925	6,720
Fannie Mae, Pool #AL0851 6.00%	10/01/40	4,030	4,615
Freddie Mac (3071-TF) (PAC) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	04/15/35	13,842	13,874
Freddie Mac (3300-FA) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	08/15/35	20,430	20,550
Freddie Mac (3318-F) 0.36% (1 mo. USD LIBOR + 0.250%)(2)	05/15/37	25,611	25,678
Freddie Mac (3879-MF) 0.46% (1 mo. USD LIBOR + 0.350%)(2)	09/15/38	1,303	1,304
Freddie Mac (3940-PF) (PAC) 0.46% (1 mo. USD LIBOR + 0.350%)(2)	05/15/40	1,729	1,730
Freddie Mac (3946-FG) (PAC) 0.46% (1 mo. USD LIBOR + 0.350%)(2)	10/15/39	3,708	3,712
Freddie Mac (4231-FD) 0.46% (1 mo. USD LIBOR + 0.350%)(2)	10/15/32	30,171	29,828
Freddie Mac (263-F5) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	06/15/42	18,206	18,329
Ginnie Mae II, Pool #80022 2.13% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	12/20/26	6,861	7,021
Ginnie Mae II, Pool #80636 1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	09/20/32	4,507	4,638
Ginnie Mae II, Pool #80757 1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	10/20/33	3,222	3,285
Ginnie Mae II, Pool #80797 2.00% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	01/20/34	18,109	18,349
Ginnie Mae II, Pool #80937 1.88% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	06/20/34	9,019	9,373
Ginnie Mae II TBA, 30 Year 2.00%(5)	09/01/51	25,000	24,717
2.50%(5)	10/01/51	400,000	402,531
Uniform Mortgage-Backed Securities TBA, 30 Year 3.00%(5)	04/01/49	175,000	178,856
2.00%(5)	10/01/51	1,175,000	1,143,004
2.50%(5)	11/01/51	1,025,000	1,020,791

Total Residential Mortgage-Backed Securities—Agency (Cost: $3,168,855)			3,167,822

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.3%
ABFC Trust (02-WF2-A2) 1.23% (1 mo. USD LIBOR + 1.125%)(2)	05/25/32	29,900	29,752
Accredited Mortgage Loan Trust (05-1-M2) 1.14% (1 mo. USD LIBOR + 1.035%)(2)	04/25/35	49,851	50,237
BNC Mortgage Loan Trust (06-2-A4) 0.43% (1 mo. USD LIBOR + 0.320%)(2)	11/25/36	39,705	39,431
Centex Home Equity Loan Trust (06-A-M1) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	06/25/36	94,135	93,999
Citigroup Mortgage Loan Trust, Inc. (06-WFH4-M1) 0.53% (1 mo. USD LIBOR + 0.420%)(2)	11/25/36	3,131	3,133
Citigroup Mortgage Loan Trust, Inc. (07-WFH3-A3) 0.36% (1 mo. USD LIBOR + 0.250%)(2)	06/25/37	19,479	19,466
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1) 1.87%(1)	11/25/32	12,713	12,716
CWABS Asset-Backed Certificates Trust (05-11-MV3) 0.90% (1 mo. USD LIBOR + 0.795%)(2)	02/25/36	20,420	20,437
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C) 1.11% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	10,155	10,266
JPMorgan Mortgage Acquisition Trust (06-CW1-M1) 0.51% (1 mo. USD LIBOR + 0.405%)(2)	05/25/36	95,782	94,066
JPMorgan Mortgage Acquisition Trust (07-CH4-A5) 0.35% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	77,350	76,761
JPMorgan Mortgage Trust (18-8-A3) 4.00%(1),(3)	01/25/49	80,016	80,503
Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D) 0.69% (1 mo. USD LIBOR + 0.580%)(2)	02/25/36	39,024	38,703
New Century Home Equity Loan Trust (05-1-M1) 0.78% (1 mo. USD LIBOR + 0.675%)(2)	03/25/35	81,900	82,189
NovaStar Mortgage Funding Trust Series (05-1-M5) 1.19% (1 mo. USD LIBOR + 1.080%)(2)	06/25/35	36,556	37,086
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-2 (05-2-M5) 1.08% (1 mo. USD LIBOR + 0.975%)(2)	04/25/35	90,000	89,660
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4) 1.68% (1 mo. USD LIBOR + 1.575%)(2)	02/25/35	41,741	42,044
RASC Series Trust (05-EMX1-M1) 0.75% (1 mo. USD LIBOR + 0.645%)(2)	03/25/35	45,869	45,860

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
RASC Series Trust (06-KS3-M1) 0.60% (1 mo. USD LIBOR + 0.330%)(2)	04/25/36	$46,012	$46,122
Residential Accredit Loans, Inc. (02-QS16-A2) 0.66% (1 mo. USD LIBOR + 0.550%)(2),(6)	10/25/17	68	36
Soundview Home Loan Trust (05-OPT1-M2) 0.78% (1 mo. USD LIBOR + 0.675%)(2)	06/25/35	27,080	27,015
Structured Asset Investment Loan Trust (05-11-A3) 0.71% (1 mo. USD LIBOR + 0.600%)(2)	01/25/36	20,269	20,303
Structured Asset Investment Loan Trust (05-HE3-M1) 0.83% (1 mo. USD LIBOR + 0.720%)(2)	09/25/35	33,404	33,380
VOLT XCIV LLC (21-NPL3-A1) 2.24% (3)	02/27/51	144,678	143,402
Wells Fargo Home Equity Asset-Backed Securities Trust (05-4-M3) 0.86% (1 mo. USD LIBOR + 0.750%)(2)	12/25/35	100,000	99,089

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,184,400)			1,235,656

CORPORATE BONDS—15.6%
Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. 3.85% (3)	12/15/25	35,000	37,086
Boeing Co. (The) 1.43%	02/04/24	15,000	14,873

			51,959

Agriculture—0.4%
Imperial Brands Finance PLC 3.13%(3)	07/26/24	10,000	10,229
3.50%(3)	02/11/23	10,000	10,160
3.75%(3)	07/21/22	30,000	30,274
4.25%(3)	07/21/25	20,000	21,135

			71,798

Auto Manufacturers—0.2%
Daimler Finance North America LLC 1.75% (3)	03/10/23	25,000	25,125
Ford Motor Credit Co. LLC 1.22% (3 mo. USD LIBOR + 1.080%)(2)	08/03/22	5,000	4,994

			30,119

Banks—7.0%
Bank of America Corp. 3.46% (3 mo. USD LIBOR + 0.970%)(2)	03/15/25	75,000	77,445
Citigroup, Inc. 1.28% (SOFR + 0.528%)(2)	11/03/25	60,000	58,906
3.35% (3 mo. USD LIBOR + 0.897%)(2)	04/24/25	30,000	30,947
Credit Suisse Group AG 2.59% (SOFR + 1.560%)(2),(3)	09/11/25	10,000	10,058
3.80%	06/09/23	20,000	20,592
DNB Bank ASA 0.86% (1 year Treasury Constant Maturity Rate + 0.330%)(2),(3)	09/30/25	50,000	48,796
Goldman Sachs Group, Inc. (The) 0.93% (SOFR + 0.486%)(2)	10/21/24	65,000	64,065
1.22%	12/06/23	95,000	94,555
HSBC Holdings PLC 0.98% (SOFR + 0.708%)(2)	05/24/25	35,000	34,181
JPMorgan Chase & Co. 0.77% (SOFR + 0.490%)(2)	08/09/25	25,000	24,301
0.97% (SOFR + 0.580%)(2)	06/23/25	55,000	53,821
4.02% (3 mo. USD LIBOR + 1.000%)(2)	12/05/24	55,000	57,341
Lloyds Banking Group PLC (United Kingdom) 2.86% (3 mo. USD LIBOR + 1.249%)(2)	03/17/23	10,000	10,021
2.91% (3 mo. USD LIBOR + 0.810%)(2)	11/07/23	15,000	15,173
3.87% (1-year Treasury Constant Maturity Rate + 3.500%)(2)	07/09/25	55,000	57,387
Macquarie Group, Ltd. (Australia) 1.20% (SOFR + 0.694%)(2),(3)	10/14/25	50,000	48,871
3.19% (3 mo. USD LIBOR + 1.023%)(2),(3)	11/28/23	45,000	45,625
Morgan Stanley 0.53% (SOFR + 0.455%)(2)	01/25/24	35,000	34,722
1.16% (SOFR + 0.560%)(2)	10/21/25	140,000	136,732
NatWest Group PLC 3.50% (3 mo. USD LIBOR + 1.480%)(2)	05/15/23	30,000	30,182
4.52% (3 mo. USD LIBOR + 1.550%)(2)	06/25/24	55,000	56,988
Santander UK Group Holdings PLC (United Kingdom) 3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	20,000	20,335
4.80% (3 mo. USD LIBOR +1.570%)(2)	11/15/24	60,000	63,043
UBS Group AG (Switzerland) 2.86% (3 mo. USD LIBOR + 0.954%)(2),(3)	08/15/23	65,000	65,566
Wells Fargo & Co. 2.16% (3 mo. USD LIBOR + 0.750%)(2)	02/11/26	15,000	15,011

			1,174,664

Biotechnology—0.1%
Royalty Pharma PLC 0.75%	09/02/23	20,000	19,703

Chemicals—0.1%
International Flavors & Fragrances, Inc. 0.70%(3)	09/15/22	10,000	9,974

Commercial Services—0.2%
IHS Markit, Ltd. 5.00%(3)	11/01/22	25,000	25,487

Diversified Financial Services—0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.88%	01/16/24	10,000	10,506

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Diversified Financial Services (Continued)
Avolon Holdings Funding, Ltd. 3.63%(3)	05/01/22	$10,000	$10,047
Capital One Financial Corp. 1.34% (SOFR + 0.690%)(2)	12/06/24	45,000	44,753
Park Aerospace Holdings, Ltd. 4.50%(3)	03/15/23	5,000	5,126

			70,432

Electric—0.4%
American Electric Power 2.03%	03/15/24	45,000	45,052
Dominion Energy, Inc. 3.30%	03/15/25	25,000	25,755

			70,807

Health Care-Products—0.7%
Baxter International, Inc. 0.87%(3)	12/01/23	45,000	44,427
Fresenius US Finance II, Inc. 4.50%(3)	01/15/23	15,000	15,343
Thermo Fisher Scientific, Inc. 1.22%	10/18/24	55,000	54,221

			113,991

Health Care-Services—1.0%
CommonSpirit Health 2.76%	10/01/24	10,000	10,186
Dignity Health 3.13%	11/01/22	10,000	10,118
HCA, Inc.
4.75%	05/01/23	40,000	41,540
5.25%	06/15/26	60,000	65,617
Humana, Inc.
0.65%	08/03/23	30,000	29,649
3.85%	10/01/24	15,000	15,687

			172,797

Insurance—0.7%
Athene Global Funding 0.75% (SOFR + 0.700%)(2),(3)	05/24/24	40,000	40,063
Metropolitan Life Global Funding I 3.00% (3)	01/10/23	45,000	45,842
Trinity Acquisition PLC 4.63%	08/15/23	35,000	36,445

			122,350

Miscellaneous Manufacturers—0.0%
General Electric Co. 0.52% (3 mo. USD LIBOR + 0.380%)(2)	05/05/26	5,000	4,948

Oil & Gas—0.1%
Petroleos Mexicanos 6.70%(3)	02/16/32	13,000	12,871

Packaging & Containers —0.1%
Berry Global, Inc. 0.95%	02/15/24	15,000	14,771

Pharmaceuticals —1.3%
AbbVie, Inc. 3.25%	10/01/22	55,000	55,574
Bayer US Finance LLC
2.20%(3)	07/15/22	45,000	45,051
3.38%(3)	07/15/24	10,000	10,286
Becton Dickinson and Co. 3.73%	12/15/24	35,000	36,678
CVS Health Corp. 2.75%	12/01/22	45,000	45,476
Viatris, Inc. 1.13%	06/22/22	25,000	25,039

			218,104

REIT—0.8%
American Campus Communities Operating Partnership LP 3.75%	04/15/23	30,000	30,641
Camden Property Trust 2.95%	12/15/22	25,000	25,328
CyrusOne LP / CyrusOne Finance Corp. 2.90%	11/15/24	20,000	20,646
GLP Capital LP / GLP Financing II, Inc. 5.38%	11/01/23	25,000	26,377
Kilroy Realty LP 3.45%	12/15/24	5,000	5,182
Kimco Realty Corp. 3.40%	11/01/22	20,000	20,289

			128,463

Savings & Loans—0.5%
Nationwide Building Society (United Kingdom)
3.62% (3 mo. USD LIBOR + 1.181%)(2),(3)	04/26/23	60,000	60,317
3.77% (3 mo. USD LIBOR + 1.064%)(2),(3)	03/08/24	30,000	30,668

			90,985

Semiconductors—0.3%
NXP BV / NXP Funding LLC 4.63%(3)	06/01/23	30,000	31,168
Skyworks Solutions, Inc. 0.90%	06/01/23	25,000	24,770

			55,938

Software—0.1%
VMware, Inc. 1.00%	08/15/24	25,000	24,434

Telecommunications—0.9%
SES SA 3.60%(3)	04/04/23	35,000	35,718
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%(3)	03/20/25	81,250	84,898
T-Mobile USA, Inc. 3.88%	04/15/30	25,000	26,239

			146,855

Total Corporate Bonds (Cost: $2,668,995)			2,631,450

MUNICIPAL BONDS—1.6%
City and County of Denver Co. Airport System Revenue, Revenue Bond 1.12%	11/15/24	10,000	9,883
City of Baltimore MD, General Obligation Unlimited 5.00%	10/15/25	50,000	53,905
City of New York NY, General Obligation Unltd 0.43%	08/01/22	75,000	74,936
County of Miami-Dade FL Aviation Revenue 2.32%	10/01/22	15,000	15,142
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 2.31%	11/01/26	25,000	25,328

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24	$15,000	$16,131
State of California 2.50%	10/01/22	75,000	75,865

Total Municipal Bonds (Cost: $274,594)			271,190

U.S. TREASURY SECURITIES—16.9%
U.S. Treasury Note
0.50%	11/30/23	79,000	78,093
0.75%	12/31/23	1,754,000	1,740,639
1.00%	01/31/24	907,000	901,579
1.25%	12/31/26	79,000	77,661
1.50%	01/31/27	49,000	48,747

Total U.S. Treasury Securities (Cost: $2,861,273)			2,846,719

ASSET-BACKED SECURITIES—5.1%
BSPRT Issuer, Ltd. (18-FL4-A) 1.15% (1 mo. USD LIBOR + 1.050%)(2),(3)	09/15/35	2,201	2,201
BSPRT Issuer, Ltd. (19-FL5-A) 1.25% (1 mo. USD LIBOR + 1.150%)(2),(3)	05/15/29	88,463	88,540
CoreVest American Finance Trust (19-1-XA) (I/O) 2.16%(1),(3)	03/15/52	390,071	20,062
FS Rialto (19-FL1-A) 1.30% (1 mo. USD LIBOR + 1.200%)(2),(3)	12/16/36	230,000	230,016
Magnetite XVIII, Ltd. (16-18A-AR2) 1.02% (3 mo. USD LIBOR + 0.880%)(2),(3)	11/15/28	95,000	95,064
MF1, Ltd. (20-FL4-A) 1.86% (SOFR + 1.814)(2),(3)	11/15/35	18,000	18,089
Navient Private Education Refi Loan Trust (20-BA-A2) 2.12%(3)	01/15/69	72,097	72,209
Navient Private Education Refi Loan Trust (21-BA-A) 0.94%(3)	07/15/69	80,258	78,529
Navient Private Education Refi Loan Trust (21-CA-A) 1.06%(3)	10/15/69	87,984	86,078
TPG Real Estate Finance Issuer, Ltd. (18-FL2-A) 1.23% (1 mo. USD LIBOR + 1.130%)(2),(3)	11/15/37	67,498	67,470
Tricon American Homes Trust (17-SFR2-A) 2.93%(3)	01/17/36	38,494	38,993
Tricon American Homes Trust (17-SFR2-B) 3.28%(3)	01/17/36	39,000	39,289
United States Small Business Administration (02-20I-1) 4.89%	09/01/22	2,306	2,324
United States Small Business Administration (05-20B-1) 4.63%	02/01/25	27,232	27,920

Total Asset-backed Securities (Cost: $883,054)			866,784

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.7%
Federal Home Loan Banks
1.04%	06/14/24	185,000	183,191
1.20%	12/23/24	285,000	282,979
United States International Development Finance Corp. 1.49%	08/15/31	160,000	156,461

Total U.S. Government Agency Obligations (Cost: $630,970)			622,631

Total Fixed Income Securities (Cost: $14,684,813)			14,255,276

		Shares

MONEY MARKET INVESTMENTS—3.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.03%(7)		499,269	499,269

Total Money Market Investments (Cost: $499,269)			499,269

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—34.2%
U.S. Treasury Securities—31.9%
U.S. Treasury Bill
0.06%(8)	07/21/22	$400,000	399,188
0.06%(8)	05/26/22	300,000	299,715
0.06%(8)	02/03/22	87,000	87,000
0.05%(8)	07/28/22	557,000	555,767
0.05%(8)	03/03/22	1,000,000	999,975
0.06%(8)	04/21/22	850,000	849,678
0.05%(8)	04/07/22	850,000	849,795
0.05%(8)	04/14/22	850,000	849,779
0.06%(8)	04/28/22	500,000	499,782

Total U.S. Treasury Securities (Cost: $5,391,872)			5,390,679

Foreign Government Bonds—2.3%
Japan Treasury Discount Bill 0.00%(9)	02/28/22	JPY 45,000,000	390,567

Total Short Term Investments (Cost: $5,784,091)			5,781,246

Total Investments (121.7%) (Cost: $20,968,173)			20,535,791

Liabilities In Excess Of Other Assets (-21.7%)			(3,668,332)
Net Assets (100.0%)			$16,867,459

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Goldman Sachs & Co.	JPY	45,000,000	02/28/22	$394,773	$390,617	$4,156

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
5	10-Year U.S. Ultra Treasury Note Futures	03/22/22	$(721,536)	$(714,140)	$7,396
3	2-Year U.S. Treasury Note Futures	03/31/22	(655,611)	(649,969)	5,642
7	5-Year U.S. Treasury Note Futures	03/31/22	(846,916)	(834,422)	12,494
2	U.S. Ultra Long Bond Futures	03/22/22	(393,105)	(377,875)	15,230

			$(2,617,168)	$(2,576,406)	$40,762

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $2,813,116 or 16.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 3).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2022.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(8)	Security is not accruing interest.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	48.8%
Residential Mortgage-Backed Securities—Agency	18.8
Corporate Bonds	15.6
Commercial Mortgage-Backed Securities—Non-Agency	12.7
Residential Mortgage-Backed Securities—Non-Agency	7.3
Asset-Backed Securities	5.1
U.S. Government Agency Obligations	3.7
Money Market Investments	3.0
Commercial Mortgage-Backed Securities—Agency	2.8
Foreign Government Bonds	2.3
Municipal Bonds	1.6
Other*	(21.7)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$470,489	$—	$470,489
Commercial Mortgage-Backed Securities—Non-Agency	—	2,142,535	—	2,142,535
Residential Mortgage-Backed Securities—Agency	—	3,167,822	—	3,167,822
Residential Mortgage-Backed Securities—Non-Agency	—	1,235,656	—	1,235,656
Corporate Bonds*	—	2,631,450	—	2,631,450
Municipal Bonds	—	271,190	—	271,190
U.S. Treasury Securities	2,846,719	—	—	2,846,719
Asset-Backed Securities	—	866,784	—	866,784
U.S. Government Agency Obligations	—	622,631	—	622,631

Total Fixed Income Securities	2,846,719	11,408,557	—	14,255,276

Money Market Investments	499,269	—	—	499,269
Short-Term Investments*	5,390,679	390,567	—	5,781,246

Total Investments	$8,736,667	$11,799,124	$—	$20,535,791

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	4,156	—	4,156
Futures Contracts
Interest Rate Risk	40,762	—	—	40,762

Total Investments	$8,777,429	$11,803,280	$—	$20,580,709

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—117.6% of Net Assets
ASSET-BACKED SECURITIES—11.5%
321 Henderson Receivables I LLC (13-3A-A) 4.08%(1)	01/17/73	$5,933,828	$6,473,592
AGL CLO, Ltd. (21-13A-B) 1.81% (3 mo. USD LIBOR + 1.650%)(1),(2)	10/20/34	16,585,000	16,582,512
Allegro CLO XII, Ltd. (20-1A-A1) 1.51% (3 mo. USD LIBOR + 1.250%)(1),(2)	01/21/32	17,125,000	17,134,932
Amsr Trust 4.99%	09/17/37	9,512,000	9,584,834
Apidos CLO (21-37A-B) 1.73% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/22/34	17,000,000	16,960,220
Arbor Realty Commercial Real Estate Note 2021-FL4, Ltd. (21-FL4-AS) 1.80% (1 mo. USD LIBOR + 1.700%)(1),(2)	11/15/36	11,800,000	11,836,891
Barings CLO, Ltd. (18-3A-A1) 1.20% (3 mo. USD LIBOR + 0.950%)(1),(2)	07/20/29	7,409,211	7,412,678
Barings CLO, Ltd. (20-4A-A) 1.47% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/20/32	18,500,000	18,510,175
BDS, Ltd. (20-FL5-A) 1.31% (SOFR + 1.264%)(1),(2)	02/16/37	17,500,000	17,520,154
Blackrock DLF VIII-L CLO Trust (21-1A-A) 1.59% (3 mo. USD LIBOR + 1.350%)(1),(2)	04/17/32	8,255,372	8,258,294
BSPRT Issuer, Ltd. (18-FL4-A) 1.15% (1 mo. USD LIBOR + 1.050%)(1),(2)	09/15/35	717,674	717,836
Carvana Auto Receivables Trust (21-N3) 2.53%(1)	06/12/28	3,563,057	3,562,989
Cologix Data Centers US Issuer LLC (21-1A-A2) 3.30%(1)	12/26/51	12,065,000	12,060,245
CoreVest American Finance Trust (20-1-XA) (I/O) 2.68%(1),(3)	03/15/50	52,826,701	5,572,615
CoreVest American Finance Trust (20-1-XB) (I/O) 2.06%(1),(3)	03/15/50	38,948,500	4,915,073
CoreVest American Finance Trust (20-4-XA) (I/O) 3.87%(1),(3)	12/15/52	55,125,889	6,919,399
CoreVest American Finance Trust (20-4-XB) (I/O) 2.83%(1),(3)	12/15/52	27,500,000	3,691,985
CoreVest American Finance Trust (21-1-XA) (I/O) 2.95%(1),(3)	04/15/53	74,275,626	8,527,700
Dryden CLO, Ltd. (20-83A-A) 1.46% (3 mo. USD LIBOR + 1.220%)(1),(2)	01/18/32	18,000,000	18,010,998
EFS Volunteer No 2 LLC (12-1-A2) 1.46% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	4,474,128	4,534,872
EFS Volunteer No 3 LLC (12-1-A3) 1.11% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	9,809,094	9,830,916
Flatiron RR CLO, LLC (21-2A-B) 1.74% (3 mo. USD LIBOR + 1.600%)(1),(2)	10/15/34	15,600,000	15,596,225
Flexential Issuer 2021-1 (21-1A-A2) 3.25%(1)	11/27/51	10,950,000	10,983,664
GCI Funding I LLC (21-1-A) 2.38%(1)	06/18/46	26,346,781	25,869,736
Global SC Finance II SRL (14-1A-A2) 3.09%(1)	07/17/29	4,091,250	4,095,054
GoldenTree Loan Management US CLO, Ltd. (19-4A-AR) 1.37% (3 mo. USD LIBOR + 1.110%)(1),(2)	04/24/31	23,800,000	23,811,448
Higher Education Funding I (14-1-A) 1.23% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	9,041	9,074
HPS Loan Management, Ltd. (0A-16-A2RR) 1.90% (3 mo. USD LIBOR + 1.650%)(1),(2)	04/20/34	20,000,000	19,936,800
LCM XXIV, Ltd. (24A-AR) 1.23% (3 mo. USD LIBOR + 0.980%)(1),(2)	03/20/30	10,000,000	9,994,000
LoanCore Issuer, Ltd. (18-CRE1-A) 1.24% (1 mo. USD LIBOR + 1.130%)(1),(2)	05/15/28	3,259,095	3,260,248
Lucali CLO, Ltd. (20-1A-A) 1.45% (3 mo. USD LIBOR + 1.210%)(1),(2)	01/15/33	18,000,000	18,011,844
M360, Ltd. (21-CRE3-A) 1.61% (1 mo. USD LIBOR + 1.500%)(1),(2)	11/22/38	10,000,000	10,012,081
Madison Park Funding XLVIII, Ltd. (21-48A-A) 1.40% (3 mo. USD LIBOR + 1.150%)(1),(2)	04/19/33	18,000,000	18,018,900
Madison Park Funding XXXVIII, Ltd. (21-38A-B) 1.89% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/17/34	10,000,000	9,994,900
Navient Student Loan Trust (14-3-A) 0.73% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	19,954,956	19,825,477
Navient Student Loan Trust (14-4-A) 0.73% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	10,887,409	10,815,640
Navient Student Loan Trust (16-5A-A) 1.36% (1 mo. USD LIBOR + 1.250%)(1),(2)	06/25/65	14,229,293	14,560,803
Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R) 1.50% (3 mo. USD LIBOR + 1.250%)(1),(2)	04/20/33	18,750,000	18,772,556

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
OHA Credit Funding 3, Ltd. (19-3A-BR) 1.90% (3 mo. USD LIBOR + 1.650%)(1),(2)	07/02/35	$13,000,000	$12,995,060
OHA Credit Funding, Ltd. (21-9A-B) 1.95% (3 mo. USD LIBOR + 1.700%)(1),(2)	07/19/35	17,500,000	17,509,625
Palmer Square CLO, Ltd. (14-1A-A1R2) 1.37% (3 mo. USD LIBOR + 1.130%)(1),(2)	01/17/31	10,000,000	10,003,500
Palmer Square Loan Funding Ltd. (20-2A-A2) 1.80% (3 mo. USD LIBOR + 1.550%)(1),(2)	04/20/28	7,750,000	7,760,579
Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A) 1.64% (3 mo. USD LIBOR + 1.390%)(1),(2)	01/20/34	19,000,000	19,057,513
Rockford Tower CLO, Ltd. (18-1A-A) 1.26% (1 X 3 mo. USD LIBOR + 1.100%)(1),(2)	05/20/31	4,750,000	4,753,520
Sixth Street CLO XVII, Ltd. (21-17A-A) 1.49% (3 mo. USD LIBOR + 1.240%)(1),(2)	01/20/34	18,000,000	18,032,400
SLM Student Loan Trust (08-5-A4) 1.96% (3 mo. USD LIBOR + 1.700%)(2)	07/25/23	1,713,829	1,727,343
SLM Student Loan Trust (08-8-B) 2.51% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	5,725,710

Total Asset-backed Securities (Cost: $545,350,093)			539,752,610

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.5%
Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O) 2.49(3)	06/25/42	78,039,937	4,025,788
Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O) 2.04%(3)	11/25/42	77,991,835	4,001,702
Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O) 1.60%(3)	01/25/43	76,625,000	3,284,354
Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O) 1.50%(3)	04/25/43	126,630,757	5,564,972
Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O) 1.51%(3)	04/25/43	94,964,072	4,312,390

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,763)			21,189,206

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—10.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3) 5.28%(1)	08/10/35	10,236,314	10,553,625
BAMLL Commercial Mortgage Securities Trust (20-BOC-A) 2.63%(1)	01/15/32	14,275,000	14,376,013
BDS, Ltd. (20-FL6-C) 2.41% (SOFR30A + 2.364%)(1),(2)	09/15/35	21,477,000	21,520,692
Benchmark Mortgage Trust (19-B14-225C) 3.29%(1),(3)	12/15/62	13,234,000	12,547,824
Benchmark Mortgage Trust (19-B14-225D) 3.29%(1),(3)	12/15/62	20,303,000	19,009,589
BFLD Trust (20-OBRK-A) 2.16% (1 mo. USD LIBOR + 2.050%)(1),(2)	11/15/28	17,940,000	17,955,967
BPR Trust (21-WILL-A) 1.86% (1 mo. USD LIBOR + 1.750%)(1),(2)	06/15/38	16,940,684	16,916,270
BX Commercial Mortgage Trust (20-VIV4-A) 2.84%(1)	03/09/44	15,285,000	15,288,770
BX Trust (19-OC11-A) 3.20%(1)	12/09/41	8,270,000	8,534,005
BX Trust (21-SDMF-J) 4.14% (1 mo. USD LIBOR + 4.033%)(1),(2)	09/15/34	13,000,000	13,026,003
CAMB Commercial Mortgage Trust (19-LIFE-D) 1.86% (1 mo. USD LIBOR + 1.750%)(1),(2)	12/15/37	14,425,000	14,424,482
Credit Suisse Mortgage Trust 3.82% (1 mo. USD LIBOR + 3.714%)(1),(2)	08/15/23	19,780,000	19,829,399
CSMCM Trust Certificates 3.78%(1)	10/27/61	650,000	689,301
DBGS Mortgage Trust (18-BIOD-E) 1.81% (1 mo. USD LIBOR + 1.700%)(1),(2)	05/15/35	9,137,627	9,131,920
DBWF Mortgage Trust (16-85T-A) 3.79%(1)	12/10/36	6,385,000	6,794,791
DC Office Trust (19-MTC-A) 2.97%(1)	09/15/45	5,750,000	5,862,480
European Loan Conduit Euro 3.35%	02/17/30	9,395,262	10,458,503
Grace Trust (20-GRCE-A) 2.35%(1)	12/10/40	30,000,000	29,357,531
Great Wolf Trust (19-WOLF-A) 1.14% (1 mo. USD LIBOR + 1.034%)(1),(2)	12/15/36	13,315,000	13,283,795
GS Mortgage Securities Corp. Trust (12-ALOH-A) 3.55%(1)	04/10/34	13,366,000	13,366,608
GS Mortgage Securities Corp. Trust (12-ALOH-D) 4.13%(1),(3)	04/10/34	10,605,000	10,573,533
Houston Galleria Mall Trust (15-HGLR-D) 3.98%(1)	03/05/37	17,500,000	16,994,787
Hudson Yards Mortgage Trust (19-55HY-A) 2.94%(1),(3)	12/10/41	5,750,000	5,913,911
JPMorgan Chase Commercial Mortgage Securities Trust (18-PHH-A) 2.56% (1 mo. USD LIBOR + 1.060%)(1),(2)	06/15/35	11,619,337	11,579,362
JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A) 3.40%(1)	06/05/39	13,765,000	14,562,285
Life Mortgage Trust (21-BMR-G) 3.06% (1 mo. USD LIBOR + 2.950%)(1),(2)	03/15/38	21,493,000	21,288,384

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
MF1, Ltd. (20-FL3-C) 4.66% (SOFR + 4.614%)(1),(2)	07/15/35	$22,100,000	$22,308,143
MFT Trust (20-ABC-D) 3.48%(1),(3)	02/10/42	3,245,000	2,959,587
Morgan Stanley Capital I Trust (18-MP-A) 4.28%(1),(3)	07/11/40	18,650,000	20,220,565
Morgan Stanley Capital I Trust (20-CNP-A) 2.43%(1),(3)	04/05/42	18,000,000	17,800,843
One Bryant Park Trust (19-OBP-A) 2.52%(1)	09/15/54	16,825,000	16,735,376
One Market Plaza Trust (17-1MKT-A) 3.61%(1)	02/10/32	19,690,000	19,617,548
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A) 3.66%(1),(3)	01/05/43	20,935,000	22,142,642
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B) 4.14%(1),(3)	01/05/43	340,000	360,491
SLG Office Trust (21-OVA-G) 2.85%(1)	07/15/41	16,460,000	14,145,276

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $498,286,561)			490,130,301

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—52.4%
Fannie Mae, Pool #MA4152 2.00%	10/01/40	56,198,834	55,692,068
Fannie Mae , Pool #BM5979 3.50%	09/01/45	7,364,019	7,798,630
Fannie Mae , Pool #FM2342 3.50%	12/01/46	4,365,445	4,625,814
Fannie Mae (01-40-Z) 6.00%	08/25/31	86,703	94,942
Fannie Mae (03-117-TG) (PAC) 4.75%(4)	08/25/33	150,792	157,905
Fannie Mae (04-52-SW) (I/O) (I/F) 6.99% (-1 x 1 mo. USD LIBOR + 7.100%)(2)	07/25/34	400,120	34,842
Fannie Mae (04-65-LT) 4.50%	08/25/24	304,216	312,237
Fannie Mae (04-68-LC) 5.00%	09/25/29	816,068	875,620
Fannie Mae (05-117-LC) (PAC) 5.50%	11/25/35	726,558	740,480
Fannie Mae (05-74-CP) (I/F) (PAC) 24.36% (-1 x 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	90,919	113,383
Fannie Mae (07-103-AI) (I/O) (I/F) 6.39% (-1 x 1 mo. USD LIBOR + 6.500%)(2)	03/25/37	2,784,663	422,913
Fannie Mae (07-20-SI) (I/O) (I/F) 6.34% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	734,644	97,294
Fannie Mae (07-21-SE) (I/O) (I/F) 6.33% (-1 x 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	434,899	69,634
Fannie Mae (07-56-SG) (I/O) (I/F) 6.30% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	661,554	59,740
Fannie Mae (07-58-SV) (I/O) (I/F) 6.64% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	3,135,431	427,125
Fannie Mae (07-65-S) (I/O) (I/F) 6.49% (-1 x 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	430,381	53,150
Fannie Mae (07-88-FY) 0.57% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	386,215	390,447
Fannie Mae (07-B2-ZA) 5.50%	06/25/37	6,559,495	7,402,258
Fannie Mae (08-1-AI) (I/O) (I/F) 6.14% (-1 x 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	2,741,700	276,611
Fannie Mae (08-13-SB) (I/O) (I/F) 6.13% (-1 x 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	2,695,254	521,751
Fannie Mae (08-23-SB) (I/O) (I/F) 6.74% (-1 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	3,945,633	540,281
Fannie Mae (08-35-SD) (I/O) (I/F) 6.34% (-1 x 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	231,531	15,321
Fannie Mae (08-66-SG) (I/O) (I/F) 5.96% (-1 x 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	5,989,576	1,031,678
Fannie Mae (08-68-SA) (I/O) (I/F) 5.86% (-1 x 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	1,838,350	205,830
Fannie Mae (09-3-SH) (I/O) (I/F) 5.34% (-1 x 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	747,322	75,570
Fannie Mae (09-47-SV) (I/O) (I/F) 6.64% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	391,487	42,400
Fannie Mae (09-51-SA) (I/O) (I/F) 6.64% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	2,587,089	336,675
Fannie Mae (09-6-SD) (I/O) (I/F) 5.44% (-1 x 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	521,656	72,582
Fannie Mae (09-68-KB) 4.00%	09/25/24	1,081,607	1,115,470
Fannie Mae (09-71-LB) 4.00%	09/25/29	5,572,004	5,864,521
Fannie Mae (09-72-AC) 4.00%	09/25/29	7,326,080	7,716,827
Fannie Mae (09-72-JS) (I/O) (I/F) 7.14% (-1 x 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	499,666	96,230
Fannie Mae (10-136-CX) (PAC) 4.00%	08/25/39	8,421,011	8,559,104
Fannie Mae (11-111-DB) 4.00%	11/25/41	9,422,234	10,059,707
Fannie Mae (12-128-UY) (PAC) 2.50%	11/25/42	11,738,000	11,903,157
Fannie Mae (12-133-GC) (PAC) 2.50%	08/25/41	7,777,024	7,908,280
Fannie Mae (12-153-PC) (PAC) 2.00%	05/25/42	2,653,673	2,670,308
Fannie Mae (13-101-BO) (P/O) 0.00%(5)	10/25/43	3,819,961	3,276,193
Fannie Mae (13-101-CO) (P/O) 0.00%(5)	10/25/43	8,663,760	7,830,943
Fannie Mae (13-95-PN) (PAC) 3.00%	01/25/43	21,400,000	21,956,734
Fannie Mae (16-106-EF) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	01/25/47	13,665,208	13,828,732
Fannie Mae (16-63-AF) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	09/25/46	8,582,870	8,687,195

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Fannie Mae (18-25-FA) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	04/25/48	$16,236,200	$16,290,794
Fannie Mae (18-52 PZ) (PAC) 4.00%	07/25/48	2,765,010	2,861,425
Fannie Mae (18-55 PA) (PAC) 3.50%	01/25/47	3,847,160	3,921,600
Fannie Mae (19-57) 2.50%	10/25/49	9,535,957	9,636,958
Fannie Mae (20-10-FA) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	03/25/50	8,979,048	9,029,342
Fannie Mae (20-12-FL) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	03/25/50	18,525,865	18,704,430
Fannie Mae (93-202-SZ) (I/F) (PAC) 10.00%(3)	11/25/23	10,380	10,823
Fannie Mae (95-21-C) (P/O) 0.00%(5)	05/25/24	71,785	71,164
Fannie Mae (G92-29-J) 8.00%	07/25/22	96	96
Fannie Mae, Pool #254634 5.50%	02/01/23	9,855	10,021
Fannie Mae, Pool #257536 5.00%	01/01/29	640,235	696,971
Fannie Mae, Pool #310033 6.00%	07/01/47	376,666	427,676
Fannie Mae, Pool #555424 5.50%	05/01/33	1,676,701	1,860,871
Fannie Mae, Pool #661856 1.87% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	23,882	24,393
Fannie Mae, Pool #671133 1.54% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	62,810	64,004
Fannie Mae, Pool #687847 1.99% (12 mo. USD LIBOR + 1.615%)(2)	02/01/33	18,021	18,184
Fannie Mae, Pool #692104 1.54% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	339,467	349,818
Fannie Mae, Pool #699866 1.83% (12 mo. USD LIBOR + 1.551%)(2)	04/01/33	149,953	156,561
Fannie Mae, Pool #704454 1.94% (12 mo. USD LIBOR + 1.686%)(2)	05/01/33	23,197	23,877
Fannie Mae, Pool #728824 1.87% (12 mo. USD LIBOR + 1.622%)(2)	07/01/33	50,355	50,473
Fannie Mae, Pool #734384 5.50%	07/01/33	240,490	261,975
Fannie Mae, Pool #888593 7.00%	06/01/37	229,626	276,044
Fannie Mae, Pool #934103 5.00%	07/01/38	142,092	149,387
Fannie Mae, Pool #979563 5.00%	04/01/28	489,052	532,080
Fannie Mae, Pool #995040 5.00%	06/01/23	50,753	52,210
Fannie Mae, Pool #995425 6.00%	01/01/24	203,399	209,089
Fannie Mae, Pool #995573 6.00%	01/01/49	1,139,144	1,213,892
Fannie Mae, Pool #995953 6.00%	11/01/28	1,839,585	2,017,779
Fannie Mae, Pool #995954 6.00%	03/01/29	1,021,751	1,120,882
Fannie Mae, Pool #AA3303 5.50%	06/01/38	1,975,701	2,254,281
Fannie Mae, Pool #AB6210 3.00%	09/01/42	20,962,890	21,844,753
Fannie Mae, Pool #AE0588 6.00%	08/01/37	3,994,978	4,559,938
Fannie Mae, Pool #AL0851 6.00%	10/01/40	2,540,922	2,910,024
Fannie Mae, Pool #AL1594 6.00%	07/01/40	1,960,357	2,240,767
Fannie Mae, Pool #AL9106 4.50%	02/01/46	10,608,590	11,576,176
Fannie Mae, Pool #AS7241 3.50%	05/01/46	7,835,518	8,266,124
Fannie Mae, Pool #AS9454 4.00%	04/01/47	1,156,127	1,230,428
Fannie Mae, Pool #BN4316 4.00%	01/01/49	161,860	172,211
Fannie Mae, Pool #BN6264 4.00%	04/01/49	3,783,820	4,023,237
Fannie Mae, Pool #CA1540 4.00%	04/01/48	14,656,769	15,773,170
Fannie Mae, Pool #CA1710 4.50%	05/01/48	7,596,238	8,129,743
Fannie Mae, Pool #CA1711 4.50%	05/01/48	6,791,732	7,285,794
Fannie Mae, Pool #CA2208 4.50%	08/01/48	7,631,571	8,168,975
Fannie Mae, Pool #CA5689 3.00%	05/01/50	42,572,051	43,926,851
Fannie Mae, Pool #MA1561 3.00%	09/01/33	21,136,592	21,966,113
Fannie Mae, Pool #MA1584 3.50%	09/01/33	13,555,322	14,314,277
Fannie Mae, Pool #MA2995 4.00%	05/01/47	4,230,800	4,521,045
Freddie Mac (4896-DA) 3.00%	01/15/49	2,099,965	2,165,708
Freddie Mac (4648-FA) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	01/15/47	8,154,166	8,249,222
Freddie Mac (4929-FB) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	09/25/49	16,361,563	16,510,928
Freddie Mac (1829-ZB) 6.50%	03/15/26	23,561	24,492
Freddie Mac (2367-ZK) 6.00%	10/15/31	63,087	69,521
Freddie Mac (2514-PZ) (PAC) 5.50%	10/15/32	1,181,174	1,302,130
Freddie Mac (2571-PZ) (PAC) 5.50%	02/15/33	2,690,239	2,932,442
Freddie Mac (2642-AR) 4.50%	07/15/23	72,065	73,822
Freddie Mac (2647-OV) (P/O) 0.00%(5)	07/15/33	553,111	467,736
Freddie Mac (2662-MT) (TAC) 4.50%	08/15/33	810,348	858,337
Freddie Mac (2666-BD) 4.50%	08/15/23	171,900	176,378
Freddie Mac (2700-B) 4.50%	11/15/23	301,621	308,644

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Freddie Mac (277-30) 3.00%	09/15/42	$11,720,521	$12,113,401
Freddie Mac (2903-PO) (P/O) 0.00%(5)	11/15/23	58,509	57,880
Freddie Mac (3045-HZ) 4.50%	10/15/35	691,667	725,986
Freddie Mac (3063-YG) (PAC) 5.50%	11/15/35	11,603,936	12,816,221
Freddie Mac (3114-KZ) 5.00%	02/15/36	8,510,718	9,382,533
Freddie Mac (3146-GE) 5.50%	04/15/26	1,735,526	1,834,264
Freddie Mac (3149-OD) (P/O) (PAC) 0.00%(5)	05/15/36	2,999,538	2,699,746
Freddie Mac (3315-S) (I/O) (I/F) 6.30% (-1 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	545,486	72,242
Freddie Mac (3376-SX) (I/O) (I/F) 5.93% (-1 x 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	1,787,493	245,000
Freddie Mac (3410-IS) (I/O) (I/F) 6.16% (-1 x 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	2,219,345	315,797
Freddie Mac (3424-BI) (I/O) (I/F) 6.69% (-1 x 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	2,803,089	572,253
Freddie Mac (3519-SH) (I/O) (I/F) 5.39% (-1 x 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	196,658	24,880
Freddie Mac (3531-SC) (I/O) (I/F) 6.19% (-1 x 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	3,777,977	263,007
Freddie Mac (3541-SA) (I/O) (I/F) 6.64% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	1,185,345	234,424
Freddie Mac (3550-GS) (I/O) (I/F) 6.64% (-1 x 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	3,533,587	721,984
Freddie Mac (3551-VZ) 5.50%	12/15/32	1,509,841	1,674,140
Freddie Mac (3557-KB) 4.50%	07/15/29	2,527,688	2,660,094
Freddie Mac (3557-NB) 4.50%	07/15/29	5,852,069	6,121,978
Freddie Mac (3558-KB) 4.00%	08/15/29	2,600,188	2,737,291
Freddie Mac (3565-XB) 4.00%	08/15/24	2,142,300	2,203,240
Freddie Mac (3575-D) 4.50%	03/15/37	338,046	354,775
Freddie Mac (3788-SB) (I/O) (I/F) 6.37% (-1 x 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	4,934,282	1,010,755
Freddie Mac (3885-PO) (P/O) (PAC) 0.00%(5)	11/15/33	1,049,159	955,972
Freddie Mac (3930-KE) (PAC) 4.00%	09/15/41	10,470,000	11,421,866
Freddie Mac (4030-HS) (I/O) (I/F) 6.50% (-1 x 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	1,851,953	351,146
Freddie Mac (4604-PB) (PAC) 3.00%	01/15/46	2,201,517	2,260,745
Freddie Mac (4846-PA) 4.00%	06/15/47	1,510,684	1,551,917
Freddie Mac (R002-ZA) 5.50%	06/15/35	2,482,445	2,748,183
Freddie Mac, Pool #A91162 5.00%	02/01/40	12,255,229	13,906,124
Freddie Mac, Pool #A92195 5.00%	05/01/40	3,254,155	3,662,317
Freddie Mac, Pool #C90552 6.00%	06/01/22	902	988
Freddie Mac, Pool #G01959 5.00%	12/01/35	64,756	72,780
Freddie Mac, Pool #G06173 4.00%	11/01/40	14,977,866	16,456,943
Freddie Mac, Pool #G07556 4.00%	11/01/43	4,545,754	4,995,135
Freddie Mac, Pool #G07786 4.00%	08/01/44	14,721,901	16,012,407
Freddie Mac, Pool #G07848 3.50%	04/01/44	38,419,884	40,972,812
Freddie Mac, Pool #G08710 3.00%	06/01/46	1,210,026	1,249,787
Freddie Mac, Pool #G08833 5.00%	07/01/48	3,453,742	3,763,757
Freddie Mac, Pool #G08840 5.00%	08/01/48	614,150	670,965
Freddie Mac, Pool #G08843 4.50%	10/01/48	4,830,845	5,177,357
Freddie Mac, Pool #G08848 4.50%	11/01/48	2,415,562	2,585,399
Freddie Mac, Pool #G08849 5.00%	11/01/48	4,557,076	4,983,461
Freddie Mac, Pool #G13390 6.00%	01/01/24	26,516	26,975
Freddie Mac, Pool #G16085 2.50%	02/01/32	3,838,561	3,952,799
Freddie Mac, Pool #G16598 2.50%	12/01/31	3,413,947	3,501,144
Freddie Mac, Pool #G30450 6.00%	01/01/29	669,695	734,950
Freddie Mac, Pool #G30452 6.00%	10/01/28	720,551	790,714
Freddie Mac, Pool #G30454 5.00%	05/01/29	784,720	854,293
Freddie Mac, Pool #G60238 3.50%	10/01/45	4,099,389	4,351,289
Freddie Mac, Pool #G60440 3.50%	03/01/46	29,183,492	30,976,762
Freddie Mac, Pool #G67700 3.50%	08/01/46	26,917,228	28,537,594
Freddie Mac, Pool #G67703 3.50%	04/01/47	43,919,564	46,535,989
Freddie Mac, Pool #G67707 3.50%	01/01/48	15,913,335	16,934,040
Freddie Mac, Pool #G67709 3.50%	03/01/48	23,517,245	24,937,160
Freddie Mac, Pool #G67717 4.00%	11/01/48	34,439,895	37,079,603
Freddie Mac, Pool #N70081 5.50%	07/01/38	1,925,599	2,083,129
Freddie Mac, Pool #P51350 5.00%	03/01/36	1,621,514	1,812,592
Freddie Mac, Pool #SD7513 3.50%	04/01/50	17,819,696	18,826,791
Freddie Mac, Pool #ZT1491 3.50%	11/01/48	9,763,615	10,271,194
Ginnie Mae (11-70-BO) (P/O) 0.00%(5)	05/20/41	4,402,189	3,907,271
Ginnie Mae (15-42-ZB) 3.00%	03/20/45	19,579,491	20,350,322

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Ginnie Mae (15-43-DM) 2.50%	03/20/45	$20,000,000	$20,449,167
Ginnie Mae (15-44-Z) 3.00%	03/20/45	13,249,615	13,809,280
Ginnie Mae, Pool #MA3662 3.00%	05/20/46	7,030,881	7,271,442
Ginnie Mae II, Pool #80963 1.63% (1-year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	68,134	70,288
Ginnie Mae II, Pool #MA2374 5.00%	11/20/44	261,328	290,225
Ginnie Mae II, Pool #MA2828 4.50%	05/20/45	181,499	199,060
Ginnie Mae II, Pool #MA3456 4.50%	02/20/46	968,165	1,061,808
Ginnie Mae II, Pool #MA3521 3.50%	03/20/46	24,102,921	25,343,564
Ginnie Mae II, Pool #MA3663 3.50%	05/20/46	11,585,188	12,170,648
Ginnie Mae II, Pool #MA3665 4.50%	05/20/46	1,538,590	1,683,648
Ginnie Mae II, Pool #MA3735 3.00%	06/20/46	89,174	92,226
Ginnie Mae II, Pool #MA3739 5.00%	06/20/46	3,071,988	3,473,235
Ginnie Mae II, Pool #MA3876 4.50%	08/20/46	101,729	111,384
Ginnie Mae II, Pool #MA3877 5.00%	08/20/46	1,403,628	1,558,835
Ginnie Mae II, Pool #MA4006 4.50%	10/20/46	48,972	53,666
Ginnie Mae II, Pool #MA4007 5.00%	10/20/46	2,895,719	3,264,863
Ginnie Mae II, Pool #MA4071 4.50%	11/20/46	205,763	226,802
Ginnie Mae II, Pool #MA4129 4.50%	12/20/46	71,493	78,728
Ginnie Mae II, Pool #MA4199 5.00%	01/20/47	2,662,543	3,001,912
Ginnie Mae II, Pool #MA4264 4.50%	02/20/47	7,255,664	7,830,552
Ginnie Mae II, Pool #MA4265 5.00%	02/20/47	2,444,034	2,744,097
Ginnie Mae II, Pool #MA4324 5.00%	03/20/47	2,822,757	3,211,520
Ginnie Mae II, Pool #MA4385 5.00%	04/20/47	579,021	640,876
Ginnie Mae II, Pool #MA4454 5.00%	05/20/47	440,046	481,683
Ginnie Mae II, Pool #MA4513 5.00%	06/20/47	1,709,102	1,863,180
Ginnie Mae II, Pool #MA4781 5.00%	10/20/47	1,828,845	2,004,209
Ginnie Mae II, Pool #MA4836 3.00%	11/20/47	9,289,650	9,604,883
Ginnie Mae II, Pool #MA4838 4.00%	11/20/47	9,404,745	9,979,609
Ginnie Mae II, Pool #MA4900 3.50%	12/20/47	6,801,420	7,106,182
Ginnie Mae II, Pool #MA4901 4.00%	12/20/47	634,867	671,015
Ginnie Mae II, Pool #MA5467 4.50%	09/20/48	623,041	659,731
Ginnie Mae II, Pool #MA6080 3.00%	08/20/49	248,270	252,311
Ginnie Mae II, Pool #MA6209 3.00%	10/20/49	3,721,065	3,777,286
Ginnie Mae II TBA, 30 Year
2.00%(6)	09/01/51	132,950,000	131,447,432
2.50%(6)	10/01/51	133,175,000	134,017,749
Uniform Mortgage-Backed Securities TBA, 15 Year
1.50%(6)	11/01/36	22,175,000	21,831,980
1.50%(6)	03/17/37	51,825,000	50,942,358
2.00%(6)	11/01/36	104,150,000	104,656,202
2.00%(6)	11/01/36	15,675,000	15,719,085
Uniform Mortgage-Backed Securities TBA, 30 Year 3.00%(6)	04/01/49	94,925,000	97,016,335
2.00%(6)	10/01/51	437,575,000	425,659,378
2.50%(6)	11/01/51	402,475,000	400,822,422

Total Residential Mortgage-Backed Securities—Agency (Cost: $2,426,109,529)			2,456,564,087

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—26.6%
ACE Securities Corp. (07-ASP1-A2C) 0.37% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	11,680,972	6,604,793
ACE Securities Corp. (07-ASP1-A2D) 0.49% (1 mo. USD LIBOR + 0.380%)(2)	03/25/37	6,278,398	3,610,603
ACE Securities Corp. (07-HE1-A1) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	01/25/37	29,781,897	19,851,517
Adjustable Rate Mortgage Trust (04-5-3A1) 2.52%(3)	04/25/35	4,592	4,629
Argent Securities Trust (06-M1-A2C) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	48,214,698	19,903,355
Argent Securities Trust (06-W4-A2C) 0.43% (1 mo. USD LIBOR + 0.320%)(2)	05/25/36	17,795,749	6,219,609
Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2) 0.80% (1 mo. USD LIBOR + 0.690%)(2)	11/25/35	29,183,398	28,077,236
Asset-Backed Funding Certificates (07-NC1-A2) 0.41% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	5,692,332	5,492,198
Asset-Backed Funding Certificates (07-WMC1-A2A) 0.86% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	10,690,922	9,965,291
Banc of America Funding Corp. (04-B-3A1) 2.48%(3),(4)	12/20/34	153,092	141,000
Banc of America Funding Corp. (06-D-2A1) 3.50%(3),(4)	05/20/36	50,117	49,771
Banc of America Funding Corp. (06-D-3A1) 2.97%(3),(4)	05/20/36	1,572,184	1,518,091
Banc of America Funding Corp. (15-R8-1A1) 0.92%(1),(3)	11/26/46	811,074	815,103
Banc of America Funding Trust (06-3-4A14) 6.00%	03/25/36	318,005	310,633
Banc of America Funding Trust (06-3-5A3) 5.50%(4)	03/25/36	1,476,215	1,458,454
BCAP LLC Trust (06-AA2-A1) 0.45% (1 mo. USD LIBOR + 0.340%)(2)	01/25/37	12,639,042	12,450,159
Bear Stearns Alt-A Trust (05-2-2A4) 2.86%(3)	04/25/35	1,741	1,746
Bear Stearns Alt-A Trust (05-4-23A1) 2.58%(3)	05/25/35	2,603,569	2,622,126

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Bear Stearns Alt-A Trust (06-4-32A1) 2.92%(3)	07/25/36	$341,257	$212,652
Bear Stearns ARM Trust (04-12-1A1) 2.83%(3)	02/25/35	458,482	467,276
Bear Stearns ARM Trust (05-10-A3) 2.66%(3)	10/25/35	1,820,043	1,801,686
Bear Stearns ARM Trust (06-2-2A1) 2.92%(3),(4)	07/25/36	831,168	763,528
Bear Stearns ARM Trust (07-1-1A1) 3.10%(3)	02/25/47	10,025,882	9,648,577
Bear Stearns ARM Trust (07-1-2A1) 2.71%(3),(4)	02/25/47	122,374	121,492
Bear Stearns ARM Trust (07-5-3A1) 3.03%(3),(4)	08/25/47	498,928	495,188
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3) 5.50%(3)	09/25/35	1,006,705	1,010,473
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4) 5.40%(3)	09/25/35	2,152,507	2,153,935
Bear Stearns Mortgage Funding Trust (06-AR1-2A1) 0.55% (1 mo. USD LIBOR + 0.440%)(2)	08/25/36	9,653,265	9,418,796
Bear Stearns Mortgage Funding Trust (06-AR3-1A1) 0.29% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	321,275	303,401
BNC Mortgage Loan Trust (07-1-A4) 0.27% (1 mo. USD LIBOR + 0.160%)(2)	03/25/37	5,382,460	5,177,812
Chase Mortgage Finance Corp. (06-A1-2A1) 2.85%(3),(4)	09/25/36	407,506	385,987
Chase Mortgage Finance Corp. (07-A1-8A1) 2.40%(3)	02/25/37	1,564,727	1,622,154
Chaseflex Trust (05-1-1A5) 6.50%(4)	02/25/35	2,350,293	2,149,624
CIM Trust (18-R5-A1) 3.75%(1),(3)	07/25/58	12,267,863	12,285,365
CIM Trust (18-R6-A1) 1.18% (1 mo. USD LIBOR + 1.076%)(1),(2)	09/25/58	10,396,719	10,199,134
CIM Trust (19-R3-A) 2.63%(1),(3)	06/25/58	14,588,405	14,192,636
CIM Trust (20-NR1-A) 3.45%(1)	06/26/62	29,956,920	29,913,353
CIM Trust (20-R1-A1) 2.85%(1),(3)	10/27/59	23,653,465	23,062,100
CIM Trust (20-R3-A1A) 4.00%(1),(3)	01/26/60	18,468,575	18,420,298
CIM Trust (20-R4-A1A) 3.30%(1),(3)	06/25/60	22,391,623	21,859,247
CIM Trust (20-R6-A1A) 2.25%(1),(3)	12/25/60	14,713,972	14,315,187
CIM Trust (20-R7-A1A) 2.25%(1),(3)	12/27/61	25,336,481	24,788,633
CIM Trust (21-NR2-A1) 2.57%(1)	07/25/59	15,972,962	15,989,993
CIM Trust (21-NR3-A1) 2.57%(1)	06/25/57	12,030,161	12,043,458
CIM Trust (21-R3-A1A) 1.95%(1),(3)	06/25/57	27,397,506	27,155,523
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1) 5.50%	05/25/37	21,797	22,100
Citigroup Mortgage Loan Trust (06-HE3-A1) 0.39% (1 mo. USD LIBOR + 0.280%)(1),(2)	12/25/36	9,049,286	8,935,406
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A) 2.40%(3),(4)	07/25/36	1,995,937	1,579,829
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1) 6.50%(1),(3),(4)	10/25/36	2,384,648	1,585,960
CitiMortgage Alternative Loan Trust (07-A5-1A6) 6.00%(4)	05/25/37	10,150,871	10,007,574
Conseco Finance Securitizations Corp. (00-4-A5) 7.97%	05/01/32	45,277,023	12,096,893
Conseco Financial Corp. (99-2-A7) 6.44%	12/01/30	1,586,070	1,680,084
Countrywide Alternative Loan Trust (05-20CB-4A1) 5.25%	07/25/20	1,536	1,513
Countrywide Alternative Loan Trust (05-84-1A1) 2.15%(3),(4)	02/25/36	102,456	99,063
Countrywide Alternative Loan Trust (05-J1-2A1) 5.50%	02/25/25	201,125	198,603
Countrywide Alternative Loan Trust (06-HY12-A5) 3.08%(3)	08/25/36	5,689,384	5,731,890
Countrywide Alternative Loan Trust (07-19-1A34) 6.00%	08/25/37	11,865,383	7,350,409
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3) 5.50%	08/25/34	3,307,063	3,379,966
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1) 0.71% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	6,970,039	6,012,147
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1) 2.52%(3),(4)	09/20/35	13,712	12,306
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1) 3.43%(3),(4)	09/25/47	4,022	3,785
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1) 3.31%(3),(4)	03/25/37	32,772	29,876
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA) 5.75%	04/22/33	14,281	14,766
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1) 6.50%(4)	12/25/35	1,640,780	1,124,928
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1) 6.50%	01/25/36	6,027,765	2,086,563
Credit Suisse Mortgage Trust 3.78%(1)	10/25/61	15,244,703	16,209,851
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2) 2.91%	01/25/36	3,018,925	2,464,324
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4) 0.27% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	19,921,434	16,731,642
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4) 0.34% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	12,929,245	7,936,171
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B) 3.61%	02/25/37	2,616,558	2,055,839
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C) 3.61%	02/25/37	9,000,454	7,070,813
CSMC Mortgage-Backed Trust (06-8-3A1) 6.00%	10/25/21	753,155	439,422

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CSMC Mortgage-Backed Trust (06-9-5A1) 5.50%	11/25/36	$820,554	$803,267
CSMC Mortgage-Backed Trust (07-2-3A4) 5.50%(4)	03/25/37	4,381,850	3,095,728
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	02/25/35	4,363,369	4,343,883
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6) 0.49% (1 mo. USD LIBOR + 0.380%)(2)	02/25/37	197,446	194,539
DSLA Mortgage Loan Trust (05-AR6-2A1A) 0.68% (1 mo. USD LIBOR + 0.580%)(2)	10/19/45	1,769,466	1,726,861
DSLA Mortgage Loan Trust (06-AR2-2A1A) 0.30% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	21,257,137	18,267,534
DSLA Mortgage Loan Trust (07-AR1-2A1A) 0.24% (1 mo. USD LIBOR + 0.140%)(2)	03/19/37	4,787,845	4,519,696
Fieldstone Mortgage Investment Corp. (07-1-2A2) 0.38% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	2,905,783	2,531,061
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C) 0.27% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	11,371,986	10,871,787
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D) 0.32% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	6,673,469	6,403,105
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C) 0.25% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	3,548,717	2,405,641
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D) 0.33% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	17,369,531	11,967,765
First Franklin Mortgage Loan Trust (06-FF12-A1) 0.21% (1 mo. USD LIBOR + 0.105%)(2)	09/25/36	6,539,352	6,269,914
First Franklin Mortgage Loan Trust (06-FF9-2A4) 0.61% (1 mo. USD LIBOR + 0.500%)(2)	06/25/36	5,068,000	4,915,238
First Franklin Mortgage Loan Trust (07-FF2-A1) 0.25% (1 mo. USD LIBOR + 0.140%)(2)	03/25/37	36,630,672	24,752,191
First Franklin Mortgage Loan Trust (07-FF2-A2C) 0.26% (1 mo. USD LIBOR + 0.150%)(2)	03/25/37	38,939,954	24,123,847
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1) 2.21%(3),(4)	05/25/35	1,635,709	1,574,143
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1) 2.71%(3),(4)	09/25/35	1,664,334	1,591,551
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1) 2.35%(3),(4)	09/25/35	1,087,630	1,062,791
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1) 2.59%(3),(4)	01/25/37	5,156,088	4,495,668
Fremont Home Loan Trust (05-E-2A4) 0.77% (1 mo. USD LIBOR + 0.660%)(2)	01/25/36	10,957,002	10,861,365
Fremont Home Loan Trust (06-1-2A3) 0.47% (1 mo. USD LIBOR + 0.360%)(2)	04/25/36	92,968	92,985
GMAC Mortgage Loan Trust (05-AR5-2A1) 2.73%(3)	09/19/35	1,858,371	1,475,064
GreenPoint Mortgage Funding Trust (05-AR3-1A1) 0.59% (1 mo. USD LIBOR + 0.480%)(2)	08/25/45	241,268	225,918
GreenPoint Mortgage Funding Trust (06-AR5-A2A2) 0.40% (1 mo. USD LIBOR + 0.150%)(2)	10/25/46	—	—
GSAA Home Equity Trust (05-7-AF5) 5.11%	05/25/35	129,454	130,229
GSR Mortgage Loan Trust (04-9-3A1) 2.59%(3)	08/25/34	1,236,301	1,229,524
GSR Mortgage Loan Trust (06-OA1-2A2) 0.63% (1 mo. USD LIBOR + 0.520%)(2)	08/25/46	45,802,681	25,238,816
GSR Mortgage Loan Trust (07-3F-3A7) 6.00%(4)	05/25/37	5,125,439	4,332,356
GSR Mortgage Loan Trust (07-AR2-2A1) 2.76%(3)	05/25/37	1,662,882	1,198,420
GSR Mortgage Loan Trust (07-AR2-5A1A) 3.00%(3),(4)	05/25/37	816,529	773,085
Harborview Mortgage Loan Trust (05-9-2A1A) 0.78% (1 mo. USD LIBOR + 0.680%)(2)	06/20/35	1,671,759	1,648,170
HarborView Mortgage Loan Trust (06-1-1A1A) 0.62% (1 mo. USD LIBOR + 0.520%)(2),(4)	03/19/36	25,173,198	17,719,656
HarborView Mortgage Loan Trust (07-3-1A1A) 0.30% (1 mo. USD LIBOR + 0.200%)(2)	05/19/47	10,354,104	9,920,156
HSI Asset Loan Obligation Trust (07-2-2A12) 6.00%	09/25/37	608,328	553,882
HSI Asset Securitization Corp. (06-HE2-1A) 0.37% (1 mo. USD LIBOR + 0.260%)(2)	12/25/36	37,907,169	19,563,917
HSI Asset Securitization Corp. (06-WMC1-A3) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	07/25/36	25,552,469	14,681,025
Impac CMB Trust (04-5-1A1) 0.83% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	1,845	1,849
Impac CMB Trust (05-1-1A1) 0.63% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	526,399	515,213
Impac CMB Trust (05-5-A2) 0.55% (1 mo. USD LIBOR + 0.220%)(2)	08/25/35	2,545,959	2,473,686
Impac Secured Assets Trust (06-3-A1) 0.45% (1 mo. USD LIBOR + 0.340%)(2),(4)	11/25/36	4,422,859	4,252,581
IndyMac Index Mortgage Loan Trust (04-AR4-2A) 2.89%(3)	08/25/34	2,949,639	3,116,922
IndyMac Index Mortgage Loan Trust (04-AR9-4A) 3.05%(3)	11/25/34	326,964	326,359
IndyMac Index Mortgage Loan Trust (05-AR17-3A1) 2.72%(3)	09/25/35	2,917,604	2,355,983
IndyMac Index Mortgage Loan Trust (05-AR23-2A1) 2.69%(3)	11/25/35	1,792,556	1,682,625

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
IndyMac Index Mortgage Loan Trust (05-AR23-6A1) 2.81%(3)	11/25/35	$2,582,401	$2,513,055
IndyMac Index Mortgage Loan Trust (05-AR25-2A1) 2.97%(3)	12/25/35	1,378,082	1,378,971
IndyMac Index Mortgage Loan Trust (05-AR7-2A1) 2.49%(3),(4)	06/25/35	1,048,223	913,196
IndyMac Index Mortgage Loan Trust (06-AR39-A1) 0.29% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	4,975,178	4,962,510
IndyMac Index Mortgage Loan Trust (07-AR11-1A1) 2.78%(3)	06/25/37	13,241	12,756
IndyMac Index Mortgage Loan Trust (07-AR5-2A1) 2.97%(3),(4)	05/25/37	9,494,449	8,928,630
IndyMac Index Mortgage Loan Trust (07-AR7-1A1) 2.61%(3)	11/25/37	1,955,633	1,834,147
IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A) 0.51% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	8,362,533	8,178,492
JPMorgan Alternative Loan Trust (06-A2-5A1) 3.18%(3),(4)	05/25/36	3,530,319	2,428,487
JPMorgan Alternative Loan Trust (06-A4-A8) 2.95%(3)	09/25/36	400,171	428,261
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4) 5.76%	10/25/36	4,386,974	3,269,283
JPMorgan Mortgage Acquisition Trust (06-WMC4-A3) 0.23% (1 mo. USD LIBOR + 0.120%)(2)	12/25/36	27,695,614	17,362,768
JPMorgan Mortgage Trust (05-A6-7A1) 2.95%(3),(4)	08/25/35	132,489	123,813
JPMorgan Mortgage Trust (06-A2-5A3) 2.27%(3)	11/25/33	696,622	700,381
JPMorgan Mortgage Trust (06-A4-1A4) 2.90%(3),(4)	06/25/36	224,956	192,909
JPMorgan Mortgage Trust (06-A7-2A4R) 3.11%(3),(4)	01/25/37	9,857	9,210
JPMorgan Mortgage Trust (06-S2-2A2) 5.88%(4)	06/25/21	44,947	62,233
Lehman Mortgage Trust (06-4-4A1) 6.00%	08/25/21	523,453	501,732
Lehman XS Trust (06-10N-1A3A) 0.53% (1 mo. USD LIBOR + 0.420%)(2)	07/25/46	7,606,261	7,921,849
Lehman XS Trust (06-12N-A31A) 0.51% (1 mo. USD LIBOR + 0.400%)(2)	08/25/46	2,430,726	2,481,889
Lehman XS Trust (06-9-A1B) 0.43% (1 mo. USD LIBOR + 0.320%)(2)	05/25/46	120	—
Lehman XS Trust (06-GP2-3A1) 0.51% (1 mo. USD LIBOR + 0.400%)(2)	06/25/46	12,726,637	12,085,519
Lehman XS Trust (06-GP4-3A5) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	08/25/46	9,077,483	8,932,952
LHOME Mortgage Trust (21-RTL3-A1) 2.36%(1)	09/25/26	18,725,000	18,918,969
MASTR Alternative Loans Trust (05-4-1A1) 6.50%	05/25/35	4,428,088	4,456,732
MASTR Alternative Loans Trust (06-2-2A1) 0.51% (1 mo. USD LIBOR + 0.400%)(2),(4),(7)	03/25/36	65,678	4,676
MASTR Asset Securitization Trust (06-3-2A1) 0.56% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	29,068	4,469
MASTR Asset-Backed Securities Trust (06-AB1-A4) 6.22%	02/25/36	280,168	266,587
MASTR Asset-Backed Securities Trust (06-HE5-A3) 0.27% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	15,906,332	11,727,874
MASTR Seasoned Securitization Trust (04-1-4A1) 2.41%(3)	10/25/32	3,809	3,976
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C) 0.57% (1 mo. USD LIBOR + 0.460%)(2)	01/25/37	1,604,552	661,118
Merrill Lynch Alternative Note Asset Trust (07-A1-A3) 0.43% (1 mo. USD LIBOR + 0.320%)(2)	01/25/37	825,381	335,379
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B) 0.28% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	37,735,837	19,909,597
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C) 0.36% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	21,058,396	11,296,716
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D) 0.45% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	5,376,706	2,937,805
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C) 0.35% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	4,772,893	2,585,473
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B) 0.24% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	2,085,637	1,965,483
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3) 0.27% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	27,071,488	23,058,993
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1) 2.78% (1-year Treasury Constant Maturity Rate + 2.400%)(2),(4)	08/25/36	753,083	734,075
Mid-State Trust (05-1-A) 5.75%	01/15/40	1,735,414	1,806,762
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2) 1.07% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	460,742	458,006
Morgan Stanley Home Equity Loan Trust (06-2-A4) 0.67% (1 mo. USD LIBOR + 0.560%)(2)	02/25/36	1,097,426	1,099,046
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6) 5.76%	01/25/47	2,207,589	922,220
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1) 0.35% (1 mo. USD LIBOR + 0.240%)(2)	04/25/37	2,900,464	1,118,837
Morgan Stanley Resecuritization Trust (14-R2-2A) 2.33%(1),(3)	12/26/46	237,121	238,819
MortgageIT Trust (05-4-A1) 0.67% (1 mo. USD LIBOR + 0.560%)(2)	10/25/35	789,866	787,944
New Century Home Equity Loan Trust (06-1-A2B) 0.29% (1 mo. USD LIBOR + 0.180%)(2)	05/25/36	16,858,328	16,753,676
Oakwood Mortgage Investors, Inc. (02-A-A4) 6.97%(3)	03/15/32	734,060	748,117
Oakwood Mortgage Investors, Inc. (99-E-A1) 7.61%(3)	03/15/30	3,176,341	2,383,572

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D) 0.38% (1 mo. USD LIBOR + 0.540%)(2)	03/25/37	$10,905,392	$10,798,187
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C) 0.43% (1 mo. USD LIBOR + 0.320%)(2)	09/25/37	16,804,816	10,267,675
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3) 0.93% (1 mo. USD LIBOR + 0.825%)(2)	07/25/35	10,000,000	9,990,948
Prime Mortgage Trust (06-1-1A1) 5.50%(4)	06/25/36	196,945	196,738
RAAC Series Trust (05-SP1-4A1) 7.00%	09/25/34	1,463,779	1,446,758
RALI Trust (05-QA13-2A1) 3.95%(3),(4)	12/25/35	438,215	411,444
RALI Trust (05-QA7-A21) 2.99%(3),(4)	07/25/35	1,276,258	1,258,622
Residential Accredit Loans, Inc. (05-QA8-CB21) 3.44%(3),(4)	07/25/35	3,092,824	2,156,877
Residential Accredit Loans, Inc. (05-QS7-A1) 5.50%(4)	06/25/35	6,033	5,684
Residential Accredit Loans, Inc. (06-QA1-A21) 4.35%(3),(4)	01/25/36	10,753	9,555
Residential Accredit Loans, Inc. (06-QA10-A2) 0.47% (1 mo. USD LIBOR + 0.360%)(2)	12/25/36	8,986,664	9,069,115
Residential Accredit Loans, Inc. (06-QA2-1A1) 0.36% (1 mo. USD LIBOR + 0.250%)(2),(4)	02/25/36	13,293	9,478
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O) 0.58%(3),(7)	08/25/36	23,256,209	463,054
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O) 0.35%(3),(7)	08/25/36	23,785,813	306,597
Residential Accredit Loans, Inc. (06-QS5-A5) 6.00%(4)	05/25/36	2,651,024	2,581,715
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O) 0.77% (3),(7)	06/25/36	29,527,819	667,594
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O) 0.69%(3),(7)	06/25/36	6,107,502	77,886
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O) 0.17%(3),(7)	01/25/37	1,631,093	9,625
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O) 0.33%(3),(7)	01/25/37	11,731,999	131,227
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O) 0.35%(3),(7)	02/25/37	50,672,757	602,600
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O) 0.37%(3),(7)	03/25/37	6,065,074	72,789
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O) 0.29%(3),(7)	03/25/37	7,466,039	61,823
Residential Accredit Loans, Inc. (07-QS6-A45) 5.75%(4)	04/25/37	1,658,314	1,617,968
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O) 0.43%(3),(7)	06/25/37	11,571,608	180,210
Residential Asset Securitization Trust (07-A3-1A4) 5.75%(4)	04/25/37	2,474,746	1,696,175
Residential Funding Mortgage Securities I (05-SA5-2A) 3.52%(3),(4)	11/25/35	10,577	9,644
Residential Funding Mortgage Securities I (06-S9-A3) (PAC) 5.75%(4)	09/25/36	358,232	336,562
Residential Funding Mortgage Securities I (07-S2-A9) 6.00%(4)	02/25/37	3,577,735	3,336,934
Residential Funding Mortgage Securities I (07-SA2-2A2) 3.33%(3),(4)	04/25/37	11,641	10,643
Roc Mortgage Trust (21-RTL1-A1) 2.49%(1),(3)	08/25/26	16,300,000	16,333,829
Saxon Asset Securities Trust (06-3-A3) 0.28% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	5,391,389	5,339,513
Saxon Asset Securities Trust (07-2-A2C) 0.35% (1 mo. USD LIBOR + 0.240%)(2)	05/25/47	11,590,907	9,863,421
Saxon Asset Securities Trust (07-2-A2D) 0.41% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	13,483,025	11,545,086
Securitized Asset Backed Receivables LLC Trust (06-WM4-A1) 0.49% (1 mo. USD LIBOR + 0.380%)(1),(2)	11/25/36	29,034,352	16,890,734
Securitized Asset Backed Receivables LLC Trust (07-BR2-A1) 0.29% (1 mo. USD LIBOR + 0.180%)(1),(2)	02/25/37	20,461,745	18,924,340
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C) 0.45% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	2,659,972	1,606,841
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2) 0.34% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	29,189,480	15,277,417
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B) 0.25% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	13,559,910	12,485,965
Sequoia Mortgage Trust (03-8-A1) 0.74% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	512,845	506,247
SG Mortgage Securities Trust (07-NC1-A2) 0.35% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	16,764,439	13,018,910
Soundview Home Equity Loan Trust (06-OPT4-2A4) 0.57% (1 mo. USD LIBOR + 0.460%)(2)	06/25/36	8,878,257	8,759,860
Soundview Home Equity Loan Trust (07-OPT3-2A4) 0.36% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,825,843
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A) 2.60%(3)	09/25/34	638,026	645,649
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A) 2.35%(3)	10/25/34	1,258,282	1,277,390
Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1) 2.96%(3),(4)	03/25/36	11,563,014	11,513,626
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1) 3.01%(3),(4)	03/25/36	254,029	230,800
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1) 2.92%(3),(4)	05/25/36	1,419,692	1,236,801
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1) 2.96%(3),(4)	06/25/36	1,702,685	1,616,603
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1) 2.30%(3)	02/25/37	1,521,993	997,220
Structured Asset Mortgage Investments II Trust (07-AR4-A5) 0.33% (1 mo. USD LIBOR + 0.220%)(2)	09/25/47	15,454,441	15,037,562

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NONAGENCY (Continued)
Structured Asset Securities Corp. (05-2XS-1A5B) 5.15%	02/25/35	$84	$89
SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1) 2.66%(3)	04/25/37	107,685	79,179
SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1) 2.55%(3)	06/25/37	2,886	2,280
SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1) 2.50%(3)	01/25/37	302,262	313,743
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3) 0.59% (1 mo. USD LIBOR + 0.480%)(2)	08/25/36	5,968,413	2,769,925
WaMu Mortgage Pass-Through Certificates (04-AR14-A1) 2.73%(3)	01/25/35	2,846,832	2,895,331
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1) 0.69% (1 mo. USD LIBOR + 0.580%)(2)	10/25/45	3,307,593	3,318,753
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2) 1.54% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	266,549	267,308
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1) 2.93%(3)	12/25/35	729,987	750,364
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1) 2.81%(3)	01/25/36	979,025	985,293
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A) 0.73% (1 mo. USD LIBOR + 0.620%)(2)	01/25/45	94,135	94,049
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A) 0.75% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	5,779,300	5,807,487
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A) 1.16% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	7,342,460	7,364,749
WaMu Mortgage Pass-Through Certificates (06-AR11-1A) 1.05% (12 mo. Monthly Treasury Average Index + 0.960%)(2),(4)	09/25/46	2,304,200	2,183,478
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A) 0.89% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	2,616,655	2,535,136
WaMu Mortgage Pass-Through Certificates Trust (05-AR11-A1A) 0.75% (1 mo. USD LIBOR + 0.640%)(2)	08/25/45	8,281,181	8,313,278
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1) 3.04%(3)	11/25/30	40,482	41,093
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2) 5.75%(4)	02/25/36	642,582	629,772
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1) 0.71% (1 mo. USD LIBOR + 0.600%)(2),(4)	07/25/36	1,332,302	913,386
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A) 0.45% (1 mo. USD LIBOR + 0.340%)(2)	12/25/36	1,967,178	1,925,977
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A) 1.47% (11th District Cost of Funds + 1.250%)(2),(4)	04/25/47	1,063,738	1,040,185
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3) 0.42% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	2,885,024	2,859,210
Washington Mutual Asset-Backed Certificates (06-HE1-2A4) 0.67% (1 mo. USD LIBOR + 0.560%)(2)	04/25/36	2,725,421	2,642,934
Washington Mutual Asset-Backed Certificates (07-HE2-2A1) 0.21% (1 mo. USD LIBOR + 0.100%)(2)	02/25/37	16,171,069	6,135,885
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3) 0.75% (1 mo. USD LIBOR + 0.640%)(2)	03/25/37	5,521,000	5,188,430
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6) 2.83% (3),(4)	08/25/36	1,171,930	1,139,610
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1) 2.67%(3),(4)	08/25/37	62,304	61,315

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,157,002,154)			1,249,585,528

U.S. TREASURY SECURITIES—16.2%
U.S. Treasury Bond 1.88%	11/15/51	28,385,000	26,921,398
U.S. Treasury Note 0.75%	12/31/23	42,273,000	41,950,999
1.00%	01/31/24	82,210,000	81,718,667
1.25%	12/31/26	275,390,000	270,720,818
1.38%	11/15/31	64,990,000	62,629,035
1.50%	01/31/27	277,100,000	275,671,203

Total U.S. Treasury Securities (Cost: $764,608,668)			759,612,120

Total Fixed Income Securities (Cost: $5,426,642,768)			5,516,833,852

		Shares
MONEY MARKET INVESTMENTS—2.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.03%(8)		109,930,121	109,930,121

Total Money Market Investments (Cost: $109,930,121)			109,930,121

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—9.9%

U.S. Treasury Securities—9.9%
U.S. Treasury Bill 0.42%(9)	07/14/22	$50,000,000	49,904,915
0.46%(9)	07/28/22	200,000,000	199,557,500
0.30%(9)	05/26/22	200,000,000	199,810,000
0.43% (9)	07/21/22	15,000,000	14,969,542

Total U.S. Treasury Securities (Cost: $464,445,440)			464,241,957

Total Short Term Investments (Cost: $464,445,440)			464,241,957

Total Investments (129.8%) (Cost: $6,001,018,329)			6,091,005,930

Liabilities In Excess Of Other Assets (-29.8%)			(1,399,678,167)

Net Assets (100.0%)			$4,691,327,763

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type		Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
319	10-Year U.S. Ultra Treasury Note Futures		03/22/22	46,043,840	$45,562,172	$(481,668)
2,336	2-Year U.S. Treasury Note Futures		03/31/22	509,437,540	506,109,000	(3,328,540)
2,952	U.S. Ultra Long Bond Futures		03/22/22	571,519,373	557,743,500	(13,775,873)

				$1,127,000,753	$1,109,414,672	$(17,586,081)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Citibank N.A.	EUR	9,430,000	04/08/22	$10,719,942	$10,587,334	$132,608

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $1,313,334,450 or 28.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2022.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	January 31, 2022

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	52.4%
Residential Mortgage-Backed Securities—Non-Agency	26.6
U.S. Treasury Securities	26.1
Asset-Backed Securities	11.5
Commercial Mortgage-Backed Securities—Non-Agency	10.4
Money Market Investments	2.3
Commercial Mortgage-Backed Securities—Agency	0.5
Other*	(29.8)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2022

The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$539,752,610	$—	$539,752,610
Commercial Mortgage-Backed Securities—Agency	—	21,189,206	—	21,189,206
Commercial Mortgage-Backed Securities— Non-Agency	—	490,130,301	—	490,130,301
Residential Mortgage-Backed Securities—Agency	—	2,456,564,087	—	2,456,564,087
Residential Mortgage-Backed Securities—Non-Agency	—	1,247,007,447	2,578,081	1,249,585,528
U.S. Treasury Securities	759,612,120	—	—	759,612,120

Total Fixed Income Securities	759,612,120	4,754,643,651	2,578,081	5,516,833,852

Money Market Investments	109,930,121	—	—	109,930,121
Short-Term Investments	464,241,957	—	—	464,241,957

Total Investments	$1,333,784,198	$4,754,643,651	$2,578,081	$6,091,005,930

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	132,608	—	132,608

Total Investments	$1,333,784,198	$4,754,776,259	$2,578,081	$6,091,138,538

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(17,586,081)	$—	$—	$(17,586,081)

Total	$(17,586,081)	$—	$—	$(17,586,081)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in the money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2021	$6,041,024	$17,917,631	$65,382	$198,068	$2,751,676
Accrued Discounts (Premiums)	(5,368)	—	5,732	3,889	(170,203)
Realized Gain (Loss)	—	—	140	—	45,579
Change in Unrealized Appreciation (Depreciation)	(102,659)	(14,811,503)	(3,824)	27,252	(3,420)
Purchases	—	—	101,400	1,685,775	8,352
Sales	(69,366)	—	(141)	—	(53,903)
Transfers in to Level 3	—	21,693,180 (1)	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of January 31, 2022	$5,863,631	$24,799,308	$168,689	$1,914,984	$2,578,081

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2022	$(102,659)	(14,811,503)	$(3,824)	$27,252	$(3,420)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2022 are as follows:

Description	Fair Value at January 31, 2022	Valuation Techniques	Unobservable Input	Range	Average Weighted Price
TCW Core Fixed Income Fund
Corporate Bonds	$1,197,432	Third-party Vendor	Vendor Prices	$88.500	$88.500
Asset-Backed Securities	$4,666,199	Third-party Vendor	Vendor Prices	$98.270	$98.270
TCW Emerging Markets Income Fund
Government Issues	$24,799,308	Third-party Vendor	Vendor Prices	$6.250 -10.125	$7.999
TCW Global Bond Fund
Corporate Bonds	$104,000	Third-party Vendor	Vendor Prices	$100.000	$100.000
Residential Mortgage-Backed Securities—Non-Agency	$64,689	Third-party Vendor	Vendor Prices	$5.168	$5.168
TCW High Yield Bond Fund
Common Stock	$0	Third-party Vendor	Vendor Prices	$0.000	$0.000
Corporate Bonds	$1,914,984	Third-party Vendor	Vendor Prices	$88.500 - 100.000	$98.754
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities— Non-Agency	$4,676	Third-party Vendor	Vendor Prices	$7.119	$7.119
Residential Mortgage-Backed Securities—Non-Agency (Interest Only, Collateral Strip Rate Securities)	$2,573,405	Third-party Vendor	Vendor Prices	$0.590 - 2.261	$1.498

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2022, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories.

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Core Fixed Income Fund
Asset Derivatives
Investments(1)	$—	$—	$—	$437,006	$437,006
Swap Agreements	—	—	—	639,609	639,609
Futures Contracts(2)	—	—	—	172,016	172,016
Forward Contracts	—	—	177,791	—	177,791

Total Value	$—	$—	$177,791	$1,248,631	$1,426,422

Liability Derivatives
Written Options	$—	$—	$—	$(1,397,063)	$(1,397,063)
Swap Agreements	—	—	—	(2,200,820)	(2,200,820)
Futures Contracts(2)	—	—	—	(31,992)	(31,992)

Total Value	$—	$—	$—	$(3,629,875)	$(3,629,875)

Number of Contracts or Notional Amounts(3)
Forward Currency Contracts	$—	$—	$16,887,520	$—	$16,887,520
Options Purchased	—	—	—	3,045	3,045
Futures Contracts	—	—	—	159	159
Options Purchased	—	—	—	1,015	1,015
Swaptions Purchased	—	—	—	6,580,000	6,580,000
Written Options	—	—	—	2,990	2,990
Swap Agreements	$—	$—	$—	$175,138,333	$175,138,333

TCW Emerging Markets Income Fund
Asset Derivatives
Swap Agreements	$339,170	$—	$—	$—	$339,170

Total Value	$339,170	$—	$—	$—	$339,170

Liability Derivatives
Forward Contracts	$—	$—	$(1,142,327)	$—	$(1,142,327)
Swap Agreements	(733,913)	—	—	—	(733,913)

Total Value	$(733,913)	$—	$(1,142,327)	$—	$(1,876,240)

Notional Amounts(3)
Forward Currency
Contracts	$—	$—	$141,192,448	$—	$141,192,448
Swap Agreements	$244,650,000	$—	$—	$—	$244,650,000

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Contracts	$—	$—	$680,026	$—	$680,026

Total Value	$—	$—	$680,026	$—	$680,026

Liability Derivatives
Forward Contracts	$—	$—	$(2,169,307)	$—	$(2,169,307)

Total Value	$—	$—	$(2,169,307)	$—	$(2,169,307)

Notional Amounts(3)
Forward Currency Contracts	$—	$—	$84,049,993	$—	$84,049,993

TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swap Agreements	$—	$215,629	$—	$—	$215,629

Total Value	$—	$215,629	$—	$—	$215,629

Notional Amounts(3)
Swap Agreements	$—	$12,006,258	$—	$—	$12,006,258

TCW Global Bond Fund
Asset Derivatives
Futures Contracts(2)	$—	$—	$—	$9,841	$9,841
Forward Contracts	—	—	82,530	—	82,530

Total Value	$—	$—	$82,530	$9,841	$92,371

Liability Derivatives
Forward Contracts(2)	$—	$—	$(84,223)	$—	$(84,223)
Futures Contracts	—	—	—	(37,453)	(37,453)

Total Value	$—	$—	$(84,223)	$(37,453)	$(121,676)

Number of Contracts or Notional Amounts(3)
Forward Currency
Contracts	$—	$—	$26,523,120	$—	$26,523,120
Futures Contracts	—	—	—	41	41

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

TCW High Yield Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$23,530	$23,530
Forward Contracts	—	—	2,722	—	2,722

Total Value	$—	$—	$2,722	$23,530	$26,252

Liability Derivatives

Futures Contracts	$—	$—	$—	$(9,759)	$(9,759)

Total Value	$—	$—	$—	$(9,759)	$(9,759)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$490,891	$—	$490,891
Futures Contracts	—	—	—	64	64

TCW Short Term Bond Fund

Asset Derivatives

Futures Contracts(2)	$—	$—	$—	$40,762	$40,762
Forward Contracts	—	—	4,156	—	4,156

Total Value	$—	$—	$4,156	$40,762	$44,918

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$394,773	$—	$394,773
Futures Contracts	—	—	—	19	19

TCW Total Return Bond Fund

Asset Derivatives

Forward Contracts	$—	$—	$132,608	$—	$132,608

Total Value	$—	$—	$132,608	$—	$132,608

Liability Derivatives

Futures Contracts(2)	$—	$—	$—	$(17,586,081)	(17,586,081)

Total Value	$—	$—	$—	$(17,586,081)	$(17,586,081)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$10,719,942	$—	$10,719,942
Futures Contracts	—	—	—	4,924	4,924

(1)	Represents purchased options or swaptions, at value.
(2)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2022.

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2022.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2022.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2022.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2022.

Derivatives:

Forward Foreign Currency Contracts: The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at January 31, 2022 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2022 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2022 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended January 31, 2022, the TCW Core Fixed Income Fund held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2022, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); the TCW Emerging Markets Income Fund used credit default swaps to limit certain credit exposure within the Fund; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2022 are listed below:

TCW Core Fixed Income Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	4/4/13	$1,356,473	$1,197,432	0.07%

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.43%, due 09/15/39	7/15/16	$543	$35	0.00%

TCW Global Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage
(01-3-XC) (I/O), 1.30%, due 04/11/37	3/26/15	$0	$10,567	0.04%

TCW High Yield Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	2/11/21-2/17/21	$207,687	$185,984	0.20%

TCW Short Term Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
UBS Commercial Mortgage Trust (12-C1-XA) (I/O), 1.56%, due 05/10/45	4/6/20	$471	$1	0.00%
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O), 1.70%, due 08/15/45	3/31/21	7,015	1,120	0.01%

		$7,486	$1,121	0.01%